UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 92.7% of Net Assets
NON-CONVERTIBLE BONDS – 84.1%
ABS Car Loan – 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.488%, 8/20/2013, 144A(b)		$16,340,000	$15,577,612

ABS Credit Card – 0.7%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		113,710,000	121,499,419

Aerospace & Defense – 0.1%
Bombardier, Inc., 7.350%, 12/22/2026	CAD	1,510,000	1,405,972
Bombardier, Inc., 7.450%, 5/01/2034, 144A		13,664,000	12,707,520

			14,113,492

Airlines – 1.8%
American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011		978,168	946,377
American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019		3,401,411	3,775,566
Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015		206,321	211,789
Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016		8,720,095	8,602,373
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018		2,754,751	2,506,823
Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018		4,047,298	3,689,112
Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020		11,145,607	10,253,959
Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021		6,524,279	6,403,579
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022		2,527,025	2,596,518
Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022		2,371,591	2,430,881
Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019		7,326,277	7,106,489
Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022		3,044,514	2,928,670
Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017		3,782,439	3,555,492
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023		17,387,521	17,057,159
Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022		26,494,500	24,374,940
Continental Airlines Pass Through Trust, Series 2009-1, Class A, 9.000%, 7/08/2016		24,922,821	26,792,033
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 11/10/2019		29,625,000	31,550,625
Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A		3,145,000	3,302,250
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013		2,000,000	2,065,000
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		3,107,868	3,069,020
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		5,078,412	4,837,187
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		37,649,632	37,273,136
Delta Air Lines, Inc., Series B, 9.750%, 12/17/2016		9,502,386	9,882,482

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Airlines – continued
Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023		$3,672,060	$3,503,145
Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017		28,952,143	26,912,754
Qantas Airways Ltd., 5.125%, 6/20/2013, 144A		2,000,000	2,101,506
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		44,235,000	45,841,129
UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024		24,435,206	22,480,389
UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018		16,352,511	17,578,949

			333,629,332

Automotive – 3.1%
ArvinMeritor, Inc., 8.125%, 9/15/2015		385,000	369,600
Cummins, Inc., 6.750%, 2/15/2027		3,172,000	3,398,899
Cummins, Inc., 7.125%, 3/01/2028		3,000,000	3,336,159
FCE Bank PLC, EMTN, 4.625%, 10/25/2010	NOK	4,570,000	688,195
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	9,800,000	12,073,806
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	6,550,000	8,049,714
FCE Bank PLC, EMTN, 7.875%, 2/15/2011	GBP	8,550,000	12,870,369
Ford Motor Co., 6.375%, 2/01/2029		2,590,000	1,981,350
Ford Motor Co., 6.500%, 8/01/2018		2,611,000	2,402,120
Ford Motor Co., 6.625%, 2/15/2028		1,560,000	1,224,600
Ford Motor Co., 6.625%, 10/01/2028		64,950,000	51,310,500
Ford Motor Co., 7.125%, 11/15/2025		2,720,000	2,257,600
Ford Motor Co., 7.450%, 7/16/2031		122,204,000	110,289,110
Ford Motor Co., 7.500%, 8/01/2026		1,580,000	1,350,900
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		13,765,000	14,035,647
Ford Motor Credit Co. LLC, 7.000%, 4/15/2015		67,840,000	67,105,293
Ford Motor Credit Co. LLC, 8.000%, 6/01/2014		70,695,000	72,961,411
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		19,570,000	20,012,106
Ford Motor Credit Co. LLC, 8.700%, 10/01/2014		152,395,000	158,824,393
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		6,041,000	5,149,952
Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016		14,150,000	15,388,125
TRW Automotive, Inc., 7.000%, 3/15/2014, 144A		1,700,000	1,683,000
TRW Automotive, Inc., 7.250%, 3/15/2017, 144A		3,700,000	3,589,000
TRW Automotive, Inc., 8.875%, 12/01/2017, 144A		6,400,000	6,592,000

			576,943,849

Banking – 5.8%
AgriBank FCB, 9.125%, 7/15/2019, 144A(c)		100,540,000	119,077,666
Associates Corp. of North America, 6.950%, 11/01/2018		33,073,000	33,854,846
BAC Capital Trust VI, 5.625%, 3/08/2035		35,170,000	29,630,971
Bank of America Corp., 5.420%, 3/15/2017		2,682,000	2,672,077
Bank of America Corp., 6.000%, 9/01/2017		7,290,000	7,671,493
Bank of America NA, 5.300%, 3/15/2017		12,823,000	12,911,491
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	38,510,000,000	31,550,489
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	48,070,000,000	39,420,496
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018		3,260,000	3,206,634
Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015		1,445,000	1,561,859
BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A	IDR	274,980,870,000	28,301,947

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Capital One Financial Corp., 6.150%, 9/01/2016		$3,223,000	$3,410,376
Citigroup, Inc., 5.000%, 9/15/2014		66,710,000	66,723,342
Citigroup, Inc., 5.850%, 12/11/2034		1,445,000	1,367,824
Citigroup, Inc., 5.875%, 2/22/2033		33,485,000	30,027,506
Citigroup, Inc., 6.000%, 10/31/2033		15,880,000	14,204,533
Citigroup, Inc., 6.125%, 5/15/2018		43,650,000	45,556,719
Citigroup, Inc., 6.125%, 8/25/2036		8,805,000	8,002,776
Citigroup, Inc., 6.375%, 8/12/2014		72,120,000	76,602,474
Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017	EUR	4,900,000	5,296,572
Citigroup, Inc., MTN, 5.500%, 10/15/2014		87,000,000	89,446,005
First Niagara Finance Group, Inc., 6.750%, 3/19/2020		14,370,000	15,084,433
Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036		900,000	859,875
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		54,175,000	53,110,028
Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020		4,065,000	4,016,692
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		12,345,000	11,357,523
JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A	IDR	250,225,920,000	26,201,262
JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A	IDR	599,419,948,660	58,275,654
JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A	IDR	748,342,518,000	78,359,263
JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, 144A	IDR	153,708,294,250	16,581,505
Merrill Lynch & Co., Inc., 5.700%, 5/02/2017		4,825,000	4,839,581
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		6,110,000	5,548,955
Merrill Lynch & Co., Inc., 10.710%, 3/08/2017	BRL	100,400,000	53,398,338
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	4,887,000	5,424,589
Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018		8,660,000	9,238,323
Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034		3,600,000	3,591,083
Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017		1,970,000	2,054,184
Morgan Stanley, 4.750%, 4/01/2014		38,951,000	39,017,840
Morgan Stanley, GMTN, 5.125%, 11/30/2015	GBP	7,500,000	11,103,558
Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018		11,700,000	12,263,168
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		4,400,000	4,364,246
Morgan Stanley, Series F, MTN, 5.625%, 9/23/2019		9,600,000	9,287,165
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		7,795,000	7,893,685

			1,082,369,046

Brokerage – 0.0%
Jefferies Group, Inc., 6.250%, 1/15/2036		405,000	362,495
Jefferies Group, Inc., 8.500%, 7/15/2019		5,510,000	6,189,168

			6,551,663

Building Materials – 0.8%
Masco Corp., 4.800%, 6/15/2015		4,805,000	4,462,552
Masco Corp., 5.850%, 3/15/2017		3,285,000	3,204,534
Masco Corp., 6.125%, 10/03/2016		19,873,000	19,228,181
Masco Corp., 6.500%, 8/15/2032		2,900,000	2,451,593
Owens Corning, Inc., 6.500%, 12/01/2016		26,195,000	27,871,192
Owens Corning, Inc., 7.000%, 12/01/2036		51,180,000	50,931,163
USG Corp., 6.300%, 11/15/2016		35,370,000	30,506,625

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Building Materials – continued
USG Corp., 9.500%, 1/15/2018		$17,605,000	$17,428,950

			156,084,790

Chemicals – 0.9%
Borden, Inc., 7.875%, 2/15/2023		30,054,000	20,586,990
Borden, Inc., 8.375%, 4/15/2016		2,886,000	2,236,650
Borden, Inc., 9.200%, 3/15/2021		11,305,000	8,139,600
Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A		51,205,000	64,563,309
Hercules, Inc., 6.500%, 6/30/2029		19,619,000	15,302,820
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018		2,550,000	2,301,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		34,640,000	32,734,800
Methanex Corp., 6.000%, 8/15/2015		10,565,000	10,272,984
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		9,415,000	10,831,204
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		3,995,000	4,690,086

			171,659,818

Construction Machinery – 0.8%
Case New Holland, Inc., 7.750%, 9/01/2013		70,082,000	71,658,845
Joy Global, Inc., 6.625%, 11/15/2036		1,975,000	2,091,308
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014		2,345,000	2,330,344
Toro Co., 6.625%, 5/01/2037(c)		27,030,000	27,418,529
United Rentals North America, Inc., 7.000%, 2/15/2014		27,184,000	25,552,960
United Rentals North America, Inc., 7.750%, 11/15/2013		21,831,000	21,230,647

			150,282,633

Consumer Cyclical Services – 0.9%
ServiceMaster Co. (The), 7.100%, 3/01/2018		1,000,000	840,000
ServiceMaster Co. (The), 7.450%, 8/15/2027		6,175,000	4,600,375
Western Union. (The), 6.200%, 11/17/2036		154,180,000	164,398,588

			169,838,963

Consumer Products – 0.1%
Acco Brands Corp., 7.625%, 8/15/2015		695,000	639,400
Snap-on, Inc., 6.700%, 3/01/2019		7,210,000	8,477,280
Whirlpool Corp., MTN, 8.000%, 5/01/2012		5,310,000	5,808,965
Whirlpool Corp., MTN, 8.600%, 5/01/2014		7,895,000	9,308,260

			24,233,905

Distributors – 0.0%
EQT Corp., 8.125%, 6/01/2019		1,775,000	2,088,025
ONEOK, Inc., 6.000%, 6/15/2035		3,805,000	3,587,563

			5,675,588

Diversified Manufacturing – 0.7%
Textron Financial Corp., 5.400%, 4/28/2013		1,435,000	1,492,166
Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014		550,000	543,863
Textron, Inc., 3.875%, 3/11/2013	EUR	14,050,000	17,251,137
Textron, Inc., 5.600%, 12/01/2017		7,145,000	7,408,908
Textron, Inc., 6.200%, 3/15/2015		38,705,000	41,658,307
Textron, Inc., 7.250%, 10/01/2019		27,740,000	31,668,733

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Diversified Manufacturing – continued
Textron, Inc., EMTN, 6.625%, 4/07/2020	GBP	23,658,000	$32,646,781

			132,669,895

Electric – 2.9%
AES Corp. (The), 7.750%, 3/01/2014		4,875,000	4,960,313
AES Corp. (The), 8.375%, 3/01/2011(c)	GBP	2,090,000	3,169,510
AES Ironwood LLC, 8.857%, 11/30/2025		12,783,223	12,207,978
AES Red Oak LLC, Series A, 8.540%, 11/30/2019		1,528,367	1,509,262
Bruce Mansfield Unit, 6.850%, 6/01/2034(c)		94,196,017	98,402,680
CE Generation LLC, 7.416%, 12/15/2018		4,698,883	4,781,818
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		62,180,000	61,653,584
Commonwealth Edison Co., 4.750%, 12/01/2011(c)		134,000	134,406
Dynegy Holdings, Inc., 7.125%, 5/15/2018		5,295,000	3,521,175
Dynegy Holdings, Inc., 7.625%, 10/15/2026		11,835,000	6,805,125
Dynegy Holdings, Inc., 7.750%, 6/01/2019		1,504,000	1,039,640
Dynegy Holdings, Inc., 8.375%, 5/01/2016		2,000,000	1,582,500
Edison Mission Energy, 7.625%, 5/15/2027		23,200,000	13,166,000
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		11,581,000	12,899,844
Energy Future Holdings Corp., 10.000%, 1/15/2020, 144A		7,425,000	7,387,875
Enersis SA, 7.400%, 12/01/2016		4,250,000	4,851,413
Illinois Power Co., 6.250%, 4/01/2018		3,105,000	3,434,425
ITC Holdings Corp., 5.875%, 9/30/2016, 144A		25,460,000	27,771,233
ITC Holdings Corp., 6.375%, 9/30/2036, 144A		37,955,000	39,236,930
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)		23,775,000	14,027,250
NiSource Finance Corp., 6.400%, 3/15/2018		57,010,000	62,730,155
NiSource Finance Corp., 6.800%, 1/15/2019		1,235,000	1,374,895
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		997,066	1,016,748
Quezon Power Philippines Co., 8.860%, 6/15/2017		5,118,750	5,105,953
Salton Sea Funding Corp., Series E, 8.300%, 5/30/2011		889,699	911,994
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018		209,197	234,798
SP Powerassets Ltd., EMTN, 3.730%, 10/22/2010	SGD	1,000,000	720,504
TXU Corp., Series P, 5.550%, 11/15/2014		70,980,000	50,422,418
TXU Corp., Series Q, 6.500%, 11/15/2024		140,586,000	63,263,700
TXU Corp., Series R, 6.550%, 11/15/2034		9,406,000	4,185,670
White Pine Hydro LLC, 6.310%, 7/10/2017(c)		9,175,000	9,367,308
White Pine Hydro LLC, 6.960%, 7/10/2037(c)		14,695,000	14,414,473
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)		5,000,000	4,422,550

			540,714,127

Entertainment – 0.0%
Time Warner, Inc., 7.625%, 4/15/2031		10,000	12,030
Viacom, Inc., 6.875%, 4/30/2036		2,160,000	2,445,267

			2,457,297

Financial Other – 0.2%
National Life Insurance Co., 10.500%, 9/15/2039, 144A		38,476,000	45,464,011

Food & Beverage – 0.2%
ARAMARK Corp., 5.000%, 6/01/2012		2,115,000	2,064,769
Corn Products International, Inc., 6.625%, 4/15/2037		31,590,000	32,990,005

			35,054,774

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Government Owned - No Guarantee – 0.2%
DP World Ltd., 6.850%, 7/02/2037, 144A		$34,515,000	$27,456,234

Government Sponsored – 0.4%
Queensland Treasury Corp., 7.125%, 9/18/2017, 144A	NZD	92,365,000	68,922,172

Health Insurance – 1.1%
CIGNA Corp., 6.150%, 11/15/2036		20,530,000	21,116,008
CIGNA Corp., 6.350%, 3/15/2018		2,500,000	2,793,528
WellPoint, Inc., 6.375%, 6/15/2037		170,850,000	184,395,159

			208,304,695

Healthcare – 2.3%
Boston Scientific Corp., 5.125%, 1/12/2017		7,100,000	6,805,244
Boston Scientific Corp., 5.450%, 6/15/2014		3,725,000	3,818,747
Boston Scientific Corp., 6.000%, 1/15/2020		15,410,000	15,299,464
Boston Scientific Corp., 6.400%, 6/15/2016		7,230,000	7,586,851
Boston Scientific Corp., 7.000%, 11/15/2035		22,142,000	21,476,212
HCA, Inc., 5.750%, 3/15/2014		13,400,000	12,462,000
HCA, Inc., 6.250%, 2/15/2013		7,800,000	7,663,500
HCA, Inc., 6.375%, 1/15/2015		17,380,000	16,228,575
HCA, Inc., 6.500%, 2/15/2016		63,735,000	59,432,887
HCA, Inc., 6.750%, 7/15/2013		3,045,000	2,984,100
HCA, Inc., 7.050%, 12/01/2027		26,900,000	22,865,000
HCA, Inc., 7.190%, 11/15/2015		20,165,000	17,946,850
HCA, Inc., 7.500%, 12/15/2023		26,949,000	23,849,865
HCA, Inc., 7.500%, 11/06/2033		19,870,000	16,988,850
HCA, Inc., 7.690%, 6/15/2025		67,411,000	60,332,845
HCA, Inc., 8.360%, 4/15/2024		43,224,000	40,198,320
HCA, Inc., MTN, 7.580%, 9/15/2025		21,924,000	19,293,120
HCA, Inc., MTN, 7.750%, 7/15/2036		12,066,000	10,286,265
Medco Health Solutions, Inc., 7.125%, 3/15/2018		24,480,000	29,245,473
Owens & Minor, Inc., 6.350%, 4/15/2016(c)		4,710,000	4,743,361
Tenet Healthcare Corp., 6.875%, 11/15/2031		34,198,000	26,674,440
Tenet Healthcare Corp., 7.375%, 2/01/2013		2,236,000	2,236,000
Tenet Healthcare Corp., 9.250%, 2/01/2015		560,000	578,200

			428,996,169

Home Construction – 0.6%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015		6,430,000	4,693,900
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		19,270,000	13,489,000
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		6,249,000	4,686,750
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		4,050,000	3,118,500
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016		1,650,000	1,155,000
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013		2,865,000	2,564,175
K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012		1,690,000	1,590,712
KB Home, 5.875%, 1/15/2015		895,000	796,550
Pulte Group, Inc., 5.200%, 2/15/2015		6,007,000	5,646,580
Pulte Group, Inc., 6.000%, 2/15/2035		65,355,000	47,709,150
Pulte Group, Inc., 6.375%, 5/15/2033		17,240,000	13,274,800
Toll Brothers Finance Corp., 5.150%, 5/15/2015		8,100,000	7,939,507

			106,664,624

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Independent Energy – 1.3%
Anadarko Petroleum Corp., 6.450%, 9/15/2036		$80,585,000	$64,103,675
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	5,925,000	6,810,661
Chesapeake Energy Corp., 6.500%, 8/15/2017		2,615,000	2,579,044
Chesapeake Energy Corp., 6.875%, 11/15/2020		13,805,000	13,925,794
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		20,226,000	19,973,175
Connacher Oil and Gas Ltd., 11.750%, 7/15/2014, 144A		3,640,000	3,894,800
Penn Virginia Corp., 10.375%, 6/15/2016		2,500,000	2,662,500
Pioneer Natural Resources Co., 5.875%, 7/15/2016		10,275,000	10,264,499
Pioneer Natural Resources Co., 6.875%, 5/01/2018		2,125,000	2,133,880
Pioneer Natural Resources Co., 7.200%, 1/15/2028		8,782,000	8,392,343
QEP Resources, Inc., 6.800%, 4/01/2018		51,955,000	54,379,272
Talisman Energy, Inc., 5.850%, 2/01/2037		8,795,000	9,141,470
Talisman Energy, Inc., 6.250%, 2/01/2038		28,145,000	30,021,202
Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031		4,928,000	5,242,022

			233,524,337

Industrial Other – 0.2%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		485,000	480,150
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		26,410,000	23,769,000
Worthington Industries, Inc., 6.500%, 4/15/2020		10,540,000	11,494,123

			35,743,273

Integrated Energy – 0.0%
PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A		1,210,418	1,258,835

Life Insurance – 0.7%
American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016		3,245,000	2,962,685
American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018		29,065,000	25,976,844
American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017		7,075,000	6,279,062
American International Group, Inc., Series MPLE, 4.900%, 6/02/2014	CAD	4,145,000	3,504,298
ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013	EUR	6,655,000	7,960,573
MetLife, Inc., 6.400%, 12/15/2066		1,500,000	1,320,000
MetLife, Inc., 10.750%, 8/01/2069		12,020,000	14,286,131
Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A		57,985,000	57,216,931
NLV Financial Corp., 7.500%, 8/15/2033, 144A		6,365,000	5,572,608
Unum Group, 7.125%, 9/30/2016		9,965,000	10,949,044

			136,028,176

Local Authorities – 0.3%
Ontario Hydro, Zero Coupon, 11/27/2020	CAD	1,507,000	912,694
Province of Alberta, 5.930%, 9/16/2016	CAD	15,337,670	16,204,146
Province of British Columbia, 5.750%, 1/09/2012	CAD	730,000	729,911
Province of Ontario, 4.400%, 12/02/2011	CAD	760,000	744,130
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	60,000	51,155
Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014	AUD	38,965,000	33,690,200

			52,332,236

Media Cable – 1.8%
Comcast Corp., 5.650%, 6/15/2035		33,015,000	32,518,917

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Media Cable – continued
Comcast Corp., 6.500%, 11/15/2035		$13,005,000		$14,143,002
Comcast Corp., 6.950%, 8/15/2037		192,208,000		218,641,597
CSC Holdings LLC, 7.875%, 2/15/2018		1,550,000		1,581,000
Shaw Communications, Inc., 5.650%, 10/01/2019	CAD	37,585,000		36,459,092
Time Warner Cable, Inc., 6.750%, 7/01/2018		26,541,000		30,465,830
Virgin Media Finance PLC, 9.125%, 8/15/2016		1,700,000		1,759,500

				335,568,938

Media Non-Cable – 0.6%
Clear Channel Communications, Inc., 4.400%, 5/15/2011		1,645,000		1,562,750
Clear Channel Communications, Inc., 5.000%, 3/15/2012		4,645,000		3,959,862
Clear Channel Communications, Inc., 6.250%, 3/15/2011		6,840,000		6,583,500
Clear Channel Communications, Inc., 7.650%, 9/15/2010		195,000		194,025
News America, Inc., 6.150%, 3/01/2037		54,025,000		56,344,239
News America, Inc., 6.200%, 12/15/2034		10,585,000		11,148,313
News America, Inc., 6.400%, 12/15/2035		21,180,000		23,050,999

				102,843,688

Metals & Mining – 0.4%
Alcoa, Inc., 5.720%, 2/23/2019		11,557,000		11,004,229
Alcoa, Inc., 5.870%, 2/23/2022		4,935,000		4,588,425
Alcoa, Inc., 5.950%, 2/01/2037		2,050,000		1,746,178
Alcoa, Inc., 6.750%, 1/15/2028		6,490,000		6,164,552
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		13,180,000		11,203,000
Rio Tinto Alcan, Inc., 5.750%, 6/01/2035		1,840,000		1,886,717
United States Steel Corp., 6.050%, 6/01/2017		11,175,000		10,616,250
United States Steel Corp., 6.650%, 6/01/2037		9,625,000		8,277,500
United States Steel Corp., 7.000%, 2/01/2018		23,520,000		23,255,400

				78,742,251

Mortgage Related – 0.0%
FHLMC, 5.000%, 12/01/2031		276,703		294,533

Non-Captive Consumer – 3.9%
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		325,860,000		259,466,025
Residential Capital LLC, 9.625%, 5/15/2015		53,320,000		52,520,200
SLM Corp., 6.000%, 5/10/2012	AUD	1,305,000		1,015,574
SLM Corp., 6.000%, 12/15/2043		150,125	(††)	2,518,722
SLM Corp., EMTN, 4.750%, 3/17/2014	EUR	9,200,000		9,985,366
SLM Corp., MTN, 5.050%, 11/14/2014		27,880,000		24,934,868
SLM Corp., MTN, 5.125%, 8/27/2012		4,875,000		4,802,431
SLM Corp., MTN, 8.000%, 3/25/2020		2,030,000		1,782,717
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		76,745,000		73,365,611
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		57,166,000		49,165,847
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		23,623,000		18,924,834
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		28,262,000		27,405,887
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		34,835,000		31,851,731
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		1,785,000		1,774,435
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		40,230,000		29,526,849
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		140,870,000		129,996,385

				719,037,482

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – 7.4%
Ally Financial, Inc., 5.375%, 6/06/2011		$61,815,000	$61,583,194
Ally Financial, Inc., 5.750%, 9/27/2010		7,263,000	7,253,921
Ally Financial, Inc., 6.000%, 4/01/2011		945,000	940,275
Ally Financial, Inc., 6.000%, 12/15/2011		53,975,000	53,975,000
Ally Financial, Inc., 6.625%, 12/17/2010		464,000	464,580
Ally Financial, Inc., 6.625%, 5/15/2012		20,691,000	20,691,000
Ally Financial, Inc., 6.750%, 12/01/2014		30,190,000	29,208,825
Ally Financial, Inc., 6.875%, 9/15/2011		8,439,000	8,555,036
Ally Financial, Inc., 6.875%, 8/28/2012		4,229,000	4,239,573
Ally Financial, Inc., 6.875%, 8/28/2012		10,000	9,978
Ally Financial, Inc., 7.000%, 2/01/2012		10,637,000	10,703,481
Ally Financial, Inc., 7.250%, 3/02/2011		25,000	25,406
Ally Financial, Inc., 7.500%, 12/31/2013		23,588,000	23,529,030
Ally Financial, Inc., 8.000%, 12/31/2018		44,981,000	41,382,520
Ally Financial, Inc., 8.000%, 11/01/2031		35,442,000	32,695,245
Ally Financial, Inc., 8.300%, 2/12/2015, 144A		72,545,000	73,451,812
CIT Group, Inc., 7.000%, 5/01/2013		25,935,178	24,832,933
CIT Group, Inc., 7.000%, 5/01/2014		38,902,776	36,665,866
CIT Group, Inc., 7.000%, 5/01/2015		38,902,776	35,887,811
CIT Group, Inc., 7.000%, 5/01/2016		97,594,976	89,055,416
CIT Group, Inc., 7.000%, 5/01/2017		102,048,173	91,843,356
General Electric Capital Australia Funding Pty, EMTN, 8.000%, 2/13/2012	AUD	44,525,000	38,789,038
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	89,985,000	63,001,745
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	15,000,000	10,818,052
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	150,000,000	109,022,440
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014	NZD	65,660,000	47,468,704
General Electric Capital Corp., Series A, MTN, 0.603%, 5/13/2024(b)		22,590,000	17,882,041
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	266,643,000	184,501,759
General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011	AUD	7,270,000	5,855,790
International Lease Finance Corp., 6.375%, 3/25/2013		15,925,000	14,929,687
International Lease Finance Corp., 8.625%, 9/15/2015, 144A		35,950,000	34,062,625
International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013		415,000	379,725
International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010		120,000	119,550
International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013		3,470,000	3,131,675
International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014		3,545,000	3,146,188
iStar Financial, Inc., 5.150%, 3/01/2012		52,875,000	43,357,500
iStar Financial, Inc., 5.500%, 6/15/2012		3,865,000	3,169,300
iStar Financial, Inc., 5.650%, 9/15/2011		30,335,000	27,301,500

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
iStar Financial, Inc., 5.800%, 3/15/2011		$5,305,000	$4,933,650
iStar Financial, Inc., 5.850%, 3/15/2017		6,565,000	4,595,500
iStar Financial, Inc., 5.875%, 3/15/2016		11,605,000	8,123,500
iStar Financial, Inc., 6.050%, 4/15/2015		5,655,000	4,071,600
iStar Financial, Inc., 8.625%, 6/01/2013		46,795,000	37,903,950
iStar Financial, Inc., Series B, 5.125%, 4/01/2011		2,330,000	2,143,600
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		7,645,000	5,638,188
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		60,205,000	47,561,950

			1,368,903,515

Oil Field Services – 1.6%
Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017		10,680,000	9,238,200
Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014		11,660,000	10,756,350
Nabors Industries, Inc., 6.150%, 2/15/2018		15,693,000	16,826,333
Nabors Industries, Inc., 9.250%, 1/15/2019		159,005,000	195,488,061
Parker Drilling Co., 9.125%, 4/01/2018, 144A		4,497,000	4,272,150
Rowan Cos., Inc., 7.875%, 8/01/2019		23,050,000	25,393,747
Weatherford International Ltd., 6.500%, 8/01/2036		25,600,000	23,198,003
Weatherford International Ltd., 6.800%, 6/15/2037		4,250,000	3,996,075
Weatherford International Ltd., 7.000%, 3/15/2038		13,670,000	12,935,908

			302,104,827

Packaging – 0.1%
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	3,450,000	4,134,455
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,500,000	3,026,553
Owens-Illinois, Inc., 7.800%, 5/15/2018		18,644,000	19,413,065

			26,574,073

Paper – 3.1%
Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A		59,533,000	60,425,995
Georgia-Pacific LLC, 7.250%, 6/01/2028		26,262,000	25,933,725
Georgia-Pacific LLC, 7.375%, 12/01/2025		31,317,000	31,473,585
Georgia-Pacific LLC, 7.700%, 6/15/2015		470,000	489,975
Georgia-Pacific LLC, 7.750%, 11/15/2029		80,840,000	81,648,400
Georgia-Pacific LLC, 8.000%, 1/15/2024		21,749,000	23,053,940
Georgia-Pacific LLC, 8.875%, 5/15/2031		16,307,000	17,733,863
International Paper Co., 6.875%, 11/01/2023		4,447,000	4,692,430
International Paper Co., 7.950%, 6/15/2018		216,710,000	258,012,976
International Paper Co., 8.700%, 6/15/2038		10,392,000	13,255,079
Stone Container Finance, 7.375%, 7/15/2014(d)		90,000	72,450
Westvaco Corp., 7.950%, 2/15/2031		24,586,000	25,727,725
Westvaco Corp., 8.200%, 1/15/2030		25,389,000	26,789,533
Weyerhaeuser Co., 6.950%, 10/01/2027		4,127,000	3,931,710
Weyerhaeuser Co., 7.375%, 3/15/2032		1,535,000	1,516,440

			574,757,826

Pharmaceuticals – 0.3%
Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013		56,105,000	56,245,262

Pipelines – 2.1%
DCP Midstream LP, 6.450%, 11/03/2036, 144A		27,325,000	27,795,892
El Paso Corp., 6.950%, 6/01/2028		12,209,000	10,930,669
El Paso Corp., 7.420%, 2/15/2037		2,045,000	1,840,011

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Pipelines – continued
El Paso Corp., GMTN, 7.750%, 1/15/2032	$1,500,000	$1,482,335
El Paso Corp., GMTN, 7.800%, 8/01/2031	1,000,000	988,312
Energy Transfer Partners LP, 6.125%, 2/15/2017	7,325,000	7,616,660
Energy Transfer Partners LP, 6.625%, 10/15/2036	11,435,000	10,974,204
Enterprise Products Operating LLP, 6.300%, 9/15/2017	25,030,000	27,999,159
Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	7,500,000	8,776,792
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	843,000	795,495
Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	57,969,744	63,774,254
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	116,405,000	111,021,851
ONEOK Partners LP, 6.650%, 10/01/2036	9,450,000	9,693,640
Plains All American Pipeline LP, 6.125%, 1/15/2017	28,845,000	31,310,324
Plains All American Pipeline LP, 6.650%, 1/15/2037	62,130,000	62,051,530
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	5,572,000	5,349,120

		382,400,248

Property & Casualty Insurance – 0.9%
Hanover Insurance Group, Inc., 7.500%, 3/01/2020	4,090,000	4,418,026
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	46,320,000	48,965,521
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	34,729,000	37,144,992
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	51,522,000	48,046,326
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	8,600,000	3,870,000
White Mountains RE Group, 6.375%, 3/20/2017, 144A	75,000	75,080
Willis North America, Inc., 6.200%, 3/28/2017	12,000,000	12,491,124
XL Capital Ltd., 6.250%, 5/15/2027	6,575,000	6,233,665
XL Capital Ltd., 6.375%, 11/15/2024	2,110,000	2,179,075

		163,423,809

Railroads – 0.2%
Canadian Pacific Railway Co., 5.750%, 3/15/2033	2,680,000	2,691,926
CSX Corp., MTN, 6.000%, 10/01/2036	18,247,000	19,557,427
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	7,944,000	5,640,240
Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	63,300	58,299

		27,947,892

Refining – 0.0%
Valero Energy Corp., 6.625%, 6/15/2037	1,782,000	1,735,034

REITs – 1.4%
Camden Property Trust, 5.000%, 6/15/2015	2,565,000	2,645,403
Camden Property Trust, 5.700%, 5/15/2017	40,075,000	41,737,351
Duke Realty LP, 5.950%, 2/15/2017	5,720,000	5,838,993
ERP Operating LP, 5.125%, 3/15/2016	4,680,000	4,926,388
ERP Operating LP, 5.375%, 8/01/2016	3,000,000	3,221,472
First Industrial LP, 5.950%, 5/15/2017	7,750,000	7,248,916
Highwoods Properties, Inc., 5.850%, 3/15/2017	57,890,000	57,755,637
Highwoods Properties, Inc., 7.500%, 4/15/2018	5,640,000	6,063,322
ProLogis, 5.625%, 11/15/2015	6,022,000	5,775,104
ProLogis, 5.625%, 11/15/2016	6,110,000	5,744,084
ProLogis, 5.750%, 4/01/2016	6,375,000	6,067,878
ProLogis, 6.625%, 5/15/2018	1,377,000	1,311,979

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
REITs – continued
ProLogis, 7.375%, 10/30/2019		$3,020,000		$2,957,703
Simon Property Group LP, 5.250%, 12/01/2016		4,505,000		4,797,393
Simon Property Group LP, 5.750%, 12/01/2015		9,032,000		9,929,402
Simon Property Group LP, 5.875%, 3/01/2017		3,145,000		3,400,264
Simon Property Group LP, 6.100%, 5/01/2016		2,325,000		2,580,608
Simon Property Group LP, 6.125%, 5/30/2018		1,690,000		1,865,381
WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A		68,360,000		75,979,064

				249,846,342

Restaurants – 0.0%
McDonald’s Corp., EMTN, 3.628%, 10/10/2010	SGD	3,750,000		2,697,864

Retailers – 1.0%
Dillard’s, Inc., 6.625%, 1/15/2018		1,920,000		1,747,200
Dillard’s, Inc., 7.000%, 12/01/2028		4,680,000		3,837,600
Dillard’s, Inc., 7.130%, 8/01/2018		1,740,000		1,635,600
Dillard’s, Inc., 7.750%, 7/15/2026		7,182,000		6,176,520
Dillard’s, Inc., 7.750%, 5/15/2027		1,000,000		847,500
Foot Locker, Inc., 8.500%, 1/15/2022		14,269,000		13,412,860
J.C. Penney Corp., Inc., 5.750%, 2/15/2018		5,160,000		5,172,900
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		50,232,000		47,469,240
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		2,798,000		2,951,890
J.C. Penney Corp., Inc., 7.625%, 3/01/2097		5,580,000		5,189,400
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		28,445,000		26,738,300
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027		14,133,000		13,037,692
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029		2,098,000		2,019,325
Macy’s Retail Holdings, Inc., 8.375%, 7/15/2015		1,485,000		1,637,213
Marks & Spencer PLC, 7.125%, 12/01/2037, 144A		9,245,000		9,693,530
Toys R Us, Inc., 7.375%, 10/15/2018		39,965,000		37,567,100
Toys R Us, Inc., 7.875%, 4/15/2013		11,255,000		11,311,275

				190,445,145

Sovereigns – 4.9%
Indonesia Treasury Bond, 9.500%, 7/15/2023	IDR	10,000,000,000		1,153,789
Indonesia Treasury Bond, 10.250%, 7/15/2027	IDR	25,000,000,000		2,927,325
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	145,156,000,000		17,882,995
Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024	IDR	498,832,000,000		58,944,444
Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030	IDR	317,658,000,000		37,449,863
Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012	IDR	378,003,000,000		35,443,546
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	5,258,000	(†††)	42,106,932
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	28,585,700	(†††)	235,417,238
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	4,557,000	(†††)	38,170,409
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	110,620,000		93,963,510
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	15,305,000		13,164,118
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	95,840,000		81,185,931
Republic of Brazil, 10.250%, 1/10/2028	BRL	98,690,000		55,154,315
Republic of Brazil, 12.500%, 1/05/2016	BRL	17,305,000		10,665,824

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Sovereigns – continued
Republic of Brazil, 12.500%, 1/05/2022	BRL	114,735,000	$71,987,472
Republic of Croatia, 6.750%, 11/05/2019, 144A		26,800,000	28,055,527
Republic of Iceland, 7.250%, 5/17/2013	ISK	4,616,100,000	23,239,380
Republic of Iceland, 8.000%, 7/22/2011	ISK	3,740,470,000	18,043,331
Republic of Iceland, 13.750%, 12/10/2010	ISK	7,859,805,000	38,224,242
Republic of Venezuela, 7.000%, 3/16/2015	EUR	5,980,000	5,831,831

			909,012,022

Supermarkets – 0.7%
American Stores Co., 7.900%, 5/01/2017		3,000,000	2,835,000
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		13,145,000	10,154,512
New Albertson’s, Inc., 7.450%, 8/01/2029		100,590,000	83,489,700
New Albertson’s, Inc., 7.750%, 6/15/2026		20,550,000	17,056,500
New Albertson’s, Inc., 8.000%, 5/01/2031		9,715,000	8,403,475
New Albertson’s, Inc., 8.700%, 5/01/2030		2,995,000	2,725,450
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		17,575,000	12,829,750

			137,494,387

Supranational – 1.9%
European Investment Bank, 11.250%, 2/14/2013	BRL	11,505,000	6,773,290
European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A	IDR	837,962,640,000	76,401,117
European Investment Bank, EMTN, 7.000%, 1/18/2012	NZD	16,500,000	11,781,614
European Investment Bank, MTN, 6.250%, 4/15/2015	AUD	71,230,000	61,548,124
Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013	IDR	345,270,000,000	30,074,483
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	185,840,000	131,580,188
International Bank for Reconstruction & Development, 1.430%, 3/05/2014	SGD	40,000,000	28,687,658

			346,846,474

Technology – 2.4%
Agilent Technologies, Inc., 6.500%, 11/01/2017		65,276,000	72,094,339
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		71,077,000	46,910,820
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028		3,916,000	2,584,560
Alcatel-Lucent, EMTN, 6.375%, 4/07/2014	EUR	1,000,000	1,192,278
Arrow Electronics, Inc., 6.875%, 7/01/2013		12,960,000	14,305,365
Arrow Electronics, Inc., 6.875%, 6/01/2018		2,630,000	2,904,685
Avnet, Inc., 5.875%, 3/15/2014		32,785,000	35,523,531
Avnet, Inc., 6.000%, 9/01/2015		50,915,000	55,171,443
Avnet, Inc., 6.625%, 9/15/2016		15,245,000	16,974,271
Corning, Inc., 5.900%, 3/15/2014		8,130,000	8,869,123
Corning, Inc., 6.200%, 3/15/2016		5,155,000	5,816,041
Corning, Inc., 6.850%, 3/01/2029		10,821,000	12,131,012
Corning, Inc., 7.250%, 8/15/2036		5,645,000	6,319,301
Eastman Kodak Co., 7.250%, 11/15/2013		3,640,000	3,567,200
Equifax, Inc., 7.000%, 7/01/2037		15,578,000	17,178,904
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		430,000	392,375
Freescale Semiconductor, Inc., 10.125%, 12/15/2016		6,016,000	4,812,800
Motorola, Inc., 6.000%, 11/15/2017		929,000	997,181

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Motorola, Inc., 6.500%, 9/01/2025		$15,055,000	$14,990,249
Motorola, Inc., 6.500%, 11/15/2028		32,320,000	32,614,015
Motorola, Inc., 6.625%, 11/15/2037		33,295,000	34,192,067
Motorola, Inc., 7.500%, 5/15/2025		250,000	275,732
Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)		12,015,000	8,050,050
Nortel Networks Ltd., 6.875%, 9/01/2023(d)		18,622,000	5,027,940
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		4,554,000	5,289,594
Xerox Capital Trust I, 8.000%, 2/01/2027		30,805,000	30,970,823
Xerox Corp., 6.350%, 5/15/2018		40,000	44,617
Xerox Corp., MTN, 7.200%, 4/01/2016		615,000	716,816

			439,917,132

Tobacco – 0.5%
Altria Group, Inc., 9.700%, 11/10/2018		1,450,000	1,836,251
Reynolds American, Inc., 6.750%, 6/15/2017		71,085,000	77,012,636
Reynolds American, Inc., 7.250%, 6/15/2037		17,990,000	18,508,526

			97,357,413

Transportation Services – 0.5%
APL Ltd., 8.000%, 1/15/2024(c)		20,469,000	13,304,850
Atlas Air, Inc., Series 1999-1, Class A-1, 7.200%, 7/02/2020		11,770,090	11,063,885
Atlas Air, Inc., Series 1999-1A, 6.880%, 1/02/2011		732,399	695,779
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016		14,501,237	12,253,545
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(e)		15,689,997	12,081,297
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017		7,953,734	7,675,354
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(e)		201,720	163,393
Atlas Air, Inc., Series B, 7.680%, 7/02/2015		31,146,095	29,277,329
Atlas Air, Inc., Series C, 8.010%, 7/02/2011(e)		6,552,024	5,176,099
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		2,675,000	2,914,945

			94,606,476

Treasuries – 18.0%
Canadian Government, 1.000%, 9/01/2011	CAD	421,197,000	394,767,091
Canadian Government, 1.250%, 12/01/2011	CAD	315,530,000	296,753,216
Canadian Government, 2.000%, 9/01/2012	CAD	587,055,000	556,835,082
Canadian Government, 2.750%, 12/01/2010	CAD	245,000	232,091
Canadian Government, 3.500%, 6/01/2013	CAD	228,647,000	224,810,980
Canadian Government, 3.750%, 6/01/2012	CAD	412,215,000	404,435,751
Canadian Government, 3.750%, 6/01/2019	CAD	246,645,000	245,092,681
Canadian Government, 4.250%, 6/01/2018	CAD	297,760,000	306,436,450
Canadian Government, 5.250%, 6/01/2012	CAD	431,800,000	435,158,512
Hellenic Republic Government Bond, 2.300%, 7/25/2030	EUR	3,836,667	1,925,360
New Zealand Government, 6.000%, 12/15/2017	NZD	33,000,000	23,834,800
New Zealand Government, 6.500%, 4/15/2013	NZD	155,050,000	112,764,855
Norwegian Government, 4.250%, 5/19/2017	NOK	668,075,000	111,605,456
Norwegian Government, 5.000%, 5/15/2015	NOK	319,620,000	54,686,146
Norwegian Government, 6.000%, 5/16/2011	NOK	530,990,000	84,229,933
Norwegian Government, 6.500%, 5/15/2013	NOK	496,510,000	85,041,819

			3,338,610,223

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Utility Other – 0.0%
Listrindo Capital BV, 9.250%, 1/29/2015, 144A		$4,800,000	$5,081,328
Wireless – 1.1%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		38,644,000	36,711,800
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		20,563,000	19,920,406
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		57,512,000	53,342,380
Sprint Capital Corp., 6.875%, 11/15/2028		29,984,000	24,886,720
Sprint Capital Corp., 6.900%, 5/01/2019		23,845,000	21,579,725
Sprint Capital Corp., 8.750%, 3/15/2032		8,390,000	8,012,450
Sprint Nextel Corp., 6.000%, 12/01/2016		15,252,000	13,688,670
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		16,745,000	16,451,963

			194,594,114

Wirelines – 3.1%
AT&T Corp., 6.500%, 3/15/2029		27,859,000	29,851,671
AT&T, Inc., 6.450%, 6/15/2034		35,000	38,095
AT&T, Inc., 6.500%, 9/01/2037		4,160,000	4,614,060
Axtel SAB de CV, 9.000%, 9/22/2019, 144A		8,395,000	7,471,550
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,790,000	5,681,222
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	12,705,000	13,568,947
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	45,835,000	42,962,320
BellSouth Telecommunications, Inc., 7.000%, 12/01/2095		3,940,000	4,365,618
Embarq Corp., 7.995%, 6/01/2036		8,735,000	8,668,824
Frontier Communications Corp., 9.000%, 8/15/2031		730,000	677,075
GTE Corp., 6.940%, 4/15/2028		17,975,000	19,774,999
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(d)		640,000	64
Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016	GBP	1,600,000	2,597,488
Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015	EUR	2,750,000	3,502,260
Level 3 Financing, Inc., 8.750%, 2/15/2017		43,605,000	37,718,325
Level 3 Financing, Inc., 9.250%, 11/01/2014		17,580,000	15,953,850
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,905,000	3,389,261
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		30,365,000	28,543,100
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		64,147,000	54,204,215
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		15,925,000	14,969,500
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		40,420,000	37,388,500
Qwest Corp., 6.875%, 9/15/2033		40,555,000	37,209,212
Qwest Corp., 7.200%, 11/10/2026		1,505,000	1,407,175
Qwest Corp., 7.250%, 9/15/2025		10,620,000	10,195,200
Qwest Corp., 7.500%, 6/15/2023		2,890,000	2,767,175
Telecom Italia Capital SA, 6.000%, 9/30/2034		39,844,000	34,135,749
Telecom Italia Capital SA, 6.375%, 11/15/2033		26,495,000	23,725,663
Telus Corp., 4.950%, 3/15/2017	CAD	45,415,000	44,186,357
Telus Corp., Series CG, 5.050%, 12/04/2019	CAD	27,020,000	25,624,773
Verizon Communications, Inc., 5.850%, 9/15/2035		17,972,000	18,538,495
Verizon Maryland, Inc., 5.125%, 6/15/2033		18,105,000	16,012,786
Verizon New York, Inc., Series B, 7.375%, 4/01/2032		10,310,000	11,658,651

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	$7,860,000	$7,778,374

		569,180,554

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $14,947,340,367)		15,600,319,817

CONVERTIBLE BONDS – 7.5%
Airlines – 0.1%
AMR Corp., 6.250%, 10/15/2014	11,290,000	10,753,725
UAL Corp., 4.500%, 6/30/2021	1,730,000	1,680,176

		12,433,901

Automotive – 1.3%
ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	2,615,000	2,026,625
Ford Motor Co., 4.250%, 11/15/2016	176,290,000	219,701,412
Navistar International Corp., 3.000%, 10/15/2014	12,335,000	14,462,788

		236,190,825

Diversified Manufacturing – 0.3%
Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	44,380,000	40,774,125
Trinity Industries, Inc., 3.875%, 6/01/2036	24,037,000	18,448,397

		59,222,522

Electric – 0.0%
CMS Energy Corp., 5.500%, 6/15/2029	1,000,000	1,162,500

Healthcare – 0.4%
Affymetrix, Inc., 3.500%, 1/15/2038	18,449,000	17,226,754
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	32,436,000	27,611,145
Life Technologies Corp., 1.500%, 2/15/2024	14,480,000	15,909,900
LifePoint Hospitals, Inc., 3.250%, 8/15/2025	285,000	266,831
LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,510,000	2,318,613
Omnicare, Inc., 3.250%, 12/15/2035	3,107,000	2,571,042

		65,904,285

Independent Energy – 0.0%
Chesapeake Energy Corp., 2.250%, 12/15/2038	2,000,000	1,442,500
Chesapeake Energy Corp., 2.500%, 5/15/2037	1,000,000	778,750
Penn Virginia Corp., 4.500%, 11/15/2012	4,290,000	4,000,425

		6,221,675

Lodging – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	32,045,000	30,362,638

Media Non-Cable – 0.0%
Liberty Media LLC, 3.500%, 1/15/2031	10,145,962	5,554,914

Metals & Mining – 0.1%
Steel Dynamics, Inc., 5.125%, 6/15/2014	1,255,000	1,347,556
United States Steel Corp., 4.000%, 5/15/2014	16,535,000	23,128,332

		24,475,888

Non-Captive Diversified – 0.2%
iStar Financial, Inc., 0.791%, 10/01/2012(b)	60,585,000	43,621,200

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Oil Field Services – 0.1%
Transocean, Inc., Series C, 1.500%, 12/15/2037	$11,525,000	$9,536,938

Pharmaceuticals – 0.9%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	940,000	1,480,500
Human Genome Sciences, Inc., 2.250%, 8/15/2012	51,585,000	75,443,063
Kendle International, Inc., 3.375%, 7/15/2012	4,120,000	3,790,400
Nektar Therapeutics, 3.250%, 9/28/2012	26,120,000	25,042,550
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	34,079,000	57,039,726

		162,796,239

REITs – 0.2%
ProLogis, 1.875%, 11/15/2037	9,525,000	8,548,688
ProLogis, 3.250%, 3/15/2015	28,230,000	25,230,562

		33,779,250

Technology – 2.7%
Advanced Micro Devices, Inc., 5.750%, 8/15/2012	9,062,000	8,892,087
Advanced Micro Devices, Inc., 6.000%, 5/01/2015	8,239,000	7,827,050
Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	3,760,000	3,167,800
Ciena Corp., 0.250%, 5/01/2013	330,000	266,888
Ciena Corp., 0.875%, 6/15/2017	44,624,000	27,722,660
Ciena Corp., 4.000%, 3/15/2015	8,680,000	8,104,950
Intel Corp., 2.950%, 12/15/2035	5,596,000	5,316,200
Intel Corp., 3.250%, 8/01/2039, 144A	343,275,000	386,613,469
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	10,025,000	9,348,312
Maxtor Corp., 5.750%, 3/01/2012(c)	7,312,000	7,165,760
Micron Technology, Inc., 1.875%, 6/01/2014	7,680,000	6,748,800
Nortel Networks Corp., 1.750%, 4/15/2012(d)	1,045,000	812,488
Nortel Networks Corp., 2.125%, 4/15/2014(d)	49,636,000	38,591,990

		510,578,454

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	102,000	89,760

Wireless – 0.1%
NII Holdings, Inc., 3.125%, 6/15/2012	21,974,000	20,737,963

Wirelines – 0.9%
Level 3 Communications, Inc., 3.500%, 6/15/2012	48,075,000	43,868,437
Level 3 Communications, Inc., 5.250%, 12/15/2011	20,240,000	19,379,800
Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	64,473,000	62,458,219
Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	48,975,000	47,444,531
Qwest Communications International, Inc., 3.500%, 11/15/2025	700,000	775,250

		173,926,237

TOTAL CONVERTIBLE BONDS (Identified Cost $1,267,184,461)		1,396,595,189

MUNICIPALS – 1.1%
California – 0.3%
San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	5,425,000	4,313,689
San Jose California Redevelopment Agency Tax Allocation (Merged Area), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	2,165,000	1,824,554

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
California – continued
State of California, (AMBAC insured), 4.500%, 8/01/2027	$7,340,000	$6,747,221
State of California, 4.500%, 10/01/2029	20,455,000	18,261,815
State of California, (AMBAC insured), 4.500%, 8/01/2030	5,945,000	5,289,623
State of California, 4.500%, 8/01/2030	5,140,000	4,573,366
State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	3,805,000	2,965,465
State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	17,945,000	15,541,088

		59,516,821

District of Columbia – 0.0%
Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,610,000	5,948,395

Illinois – 0.0%
Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	2,440,000	2,293,454

Michigan – 0.1%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c)	21,020,000	16,092,912

Ohio – 0.0%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	10,390,000	7,433,318

Virginia – 0.7%
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	178,970,000	120,795,801

TOTAL MUNICIPALS (Identified Cost $277,987,415)		212,080,701

TOTAL BONDS AND NOTES (Identified Cost $16,492,512,243)		17,208,995,707

BANK LOANS – 0.5%
Chemicals – 0.1%
Hexion Specialty Chemicals, Inc., Extended Term Loan C1, 4.063%, 5/05/2015(g)	6,189,069	5,601,107
Hexion Specialty Chemicals, Inc., Extended Term Loan C2, 4.313%, 5/05/2015(g)	1,185,829	1,073,175

		6,674,282

Electric – 0.0%
Texas Competitive Electric Holding Company, LLC, Term Loan B2, 10/10/2014(h)	7,270,000	5,367,077

Media Non-Cable – 0.0%
Tribune Company, Term Loan X, 5.000%, 6/04/2009(d)(g)(i)	4,666,005	2,762,275

Oil Field Services – 0.0%
Dresser, Inc., 2nd Lien Term Loan, 6.195%, 5/04/2015(g)	3,515,000	3,231,621
Dresser, Inc., Term Loan, 2.695%, 5/04/2014(g)	1,720,369	1,573,071

		4,804,692

Printing & Publishing – 0.2%
SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	39,540,953	33,850,614

Wirelines – 0.2%
FairPoint Communications, Inc., Initial Term Loan A, 4.750%, 3/31/2014(d)(g)	5,859,871	3,933,439

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued
Wirelines – continued
FairPoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(d)(g)	$17,739,671	$11,832,361
Hawaiian Telcom Communications, Inc., New Tranche C Term Loan, 4.750%, 5/30/2014(g)(j)	24,592,998	20,442,929
Level 3 Financing, Inc., Tranche A Term Loan, 2.548%, 3/13/2014(g)	7,875,000	6,984,180

		43,192,909

TOTAL BANK LOANS (Identified Cost $101,345,420)		96,651,849

	Shares
PREFERRED STOCKS – 1.8%
CONVERTIBLE PREFERRED STOCKS – 1.1%
Automotive – 0.5%
Ford Motor Co. Capital Trust II, 6.500%(e)	2,150,471	94,943,295

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%	266,041	9,311,435

Commercial Banks – 0.0%
Wells Fargo & Co., Series L, Class A, Series L, Class A, 7.500%	8,193	7,627,683

Diversified Financial Services – 0.1%
Sovereign Capital Trust IV, 4.375%	304,895	9,642,305

Electric Utilities – 0.1%
AES Trust III, 6.750%	346,577	15,011,116
CMS Energy Trust I, 7.750%(c)(k)	208,375	7,293,125

		22,304,241

Machinery – 0.0%
United Rentals Trust I, 6.500%	263,437	7,985,434

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	87,351	7,119,106
El Paso Energy Capital Trust I, 4.750%	189,879	6,883,114
Williams Cos., Inc., 5.500%	25,000	2,096,875

		16,099,095

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%(e)	53,600	1,085,936

Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust I, 7.750%	44,266	32,070,717

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $198,512,076)		201,070,141

NON-CONVERTIBLE PREFERRED STOCKS – 0.7%
Banking – 0.2%
Ally Financial, Inc., Series G, 7.000%, 144A	52,843	41,073,876

Diversified Financial Services – 0.1%
Bank of America Corp., 6.375%	53,000	1,020,250
Bank of America Corp., Series L, 7.250%	21,799	19,428,359

		20,448,609

Electric Utilities – 0.0%
Connecticut Light & Power Co., 1.900%	2,925	103,837

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Electric Utilities – continued
Entergy Arkansas, Inc., 4.320%	100	$7,975
Entergy Mississippi, Inc., 4.360%	5,000	372,500
Entergy New Orleans, Inc., 4.360%	665	49,002
Entergy New Orleans, Inc., 4.750%	200	15,788
MDU Resources Group, Inc., 5.100%	867	86,077
Public Service Company of Oklahoma, 4.000%	360	25,200
Southern California Edison Co., 4.780%	50,100	1,044,585
Xcel Energy, Inc., 3.600%	1,100	74,580

		1,779,544

Household Durables – 0.0%
Hovnanian Enterprises, Inc., 7.625%(e)	36,783	261,895

REITs – 0.1%
Highwoods Properties, Inc., Series A, 8.625%(e)	2,318	2,275,986
ProLogis, Series C, 8.540%	169,007	7,943,329

		10,219,315

Software – 0.2%
Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	38,000	39,341,875

Thrifts & Mortgage Finance – 0.1%
Countrywide Capital IV, 6.750%	534,725	11,229,225
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(l)	2,974,558	1,011,349

		12,240,574

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $129,487,412)		125,365,688

TOTAL PREFERRED STOCKS (Identified Cost $327,999,488)		326,435,829

COMMON STOCKS – 1.5%
Biotechnology – 0.2%
Vertex Pharmaceuticals, Inc.(e)	1,409,794	46,382,223

Containers & Packaging – 0.1%
Owens-Illinois, Inc.(e)	645,508	17,073,687
Smurfit-Stone Container Corp.(e)	208,564	5,161,950

		22,235,637

Electronic Equipment Instruments & Components – 0.1%
Corning, Inc.	630,490	10,182,413

Media – 0.0%
Dex One Corp.(e)	4,746	90,174

Oil, Gas & Consumable Fuels – 0.2%
Chesapeake Energy Corp.	1,026,979	21,515,210
Repsol YPF SA, Sponsored ADR	313,333	6,396,067

		27,911,277

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares (‡)	Value (†)
COMMON STOCKS – continued
Pharmaceuticals – 0.2%
Bristol-Myers Squibb Co.	1,528,400	$38,118,296

Semiconductors & Semiconductor Equipment – 0.7%
Intel Corp.	6,668,300	129,698,435

TOTAL COMMON STOCKS (Identified Cost $279,085,363)		274,618,455

CLOSED END INVESTMENT COMPANIES – 0.2%
Dreyfus High Yield Strategies Fund	942,379	3,967,416
DWS High Income Trust	88,954	791,691
Highland Credit Strategies Fund	860,000	6,131,800
Morgan Stanley Emerging Markets Debt Fund, Inc.	337,212	3,351,887
Western Asset High Income Opportunity Fund, Inc.	2,203,264	13,131,453
Western Asset Managed High Income Fund, Inc.	1,218,442	7,249,730

TOTAL CLOSED END INVESTMENT COMPANIES (Identified Cost $42,022,592)		34,623,977

WARRANTS – 0.1%
PHARMACEUTICALS – 0.1%
Valeant Pharmaceuticals International, Expiration 8/16/2010(c)(e)(k) (Identified Cost $0)	862,648	17,839,561

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement with State Street Corporation, dated 6/30/2010 at 0.000% to be repurchased at $3,132,719 on 7/01/2010 collateralized by $3,045,000 U.S. Treasury Note, 3.125% due 4/30/2017 valued at $3,198,748 including accrued interest(m)	$3,132,719	3,132,719
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $354,490,364 on 7/01/2010 collateralized by $65,005,000 Federal Home Loan Mortgage Corp., 1.750% due 12/30/2013 valued at $65,086,256; $75,295,000 Federal National Mortgage Association, 4.125% due 4/15/2014 valued at $83,050,385; $213,180,000 Federal National Mortgage Association, 2.000% due 12/16/2013 valued at $213,446,475 including accrued interest(m)	354,490,364	354,490,364

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $357,623,083)		357,623,083

TOTAL INVESTMENTS – 98.7% (Identified Cost $17,600,588,189)(a)		18,316,788,461
Other assets less liabilities – 1.3%		243,891,798

NET ASSETS – 100.0%		$18,560,680,259

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $17,648,092,762 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,306,832,300
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(638,136,601)

Net unrealized appreciation	$668,695,699

At September 30, 2009, the Fund had a capital loss carryforward of $73,277,381 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $708,591,846. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(c)	Illiquid security. At June 30, 2010, the value of these securities amounted to $664,478,603 or 3.6% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2010.
(h)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.
(i)	Issuer has filed for bankruptcy.
(j)	All or a portion of interest payment is paid-in-kind.
(k)	Fair valued security by the Fund’s investment adviser. At June 30, 2010 the value of these securities amounted to $25,132,686 or 0.1% of net assets.
(l)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(m)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $2,135,880,751 or 11.5% of net assets.

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investor Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Electric	—	533,909,002	6,805,125	540,714,127
Integrated Energy	—	—	1,258,835	1,258,835
Treasuries	—	3,336,684,863	1,925,360	3,338,610,223
All Other Non-Convertible Bonds*	—	11,719,736,632	—	11,719,736,632

Total Non-Convertible Bonds	—	15,590,330,497	9,989,320	15,600,319,817

Convertible Bonds*	—	1,396,595,189	—	1,396,595,189
Municipals*	—	212,080,701	—	212,080,701

Total Bonds and Notes	—	17,199,006,387	9,989,320	17,208,995,707

Bank Loans*	—	96,651,849	—	96,651,849

Preferred Stocks
Convertible Preferred Stocks
Automotive	94,943,295	—	—	94,943,295
Capital Markets	—	9,311,435	—	9,311,435
Commercial Banks	7,627,683	—	—	7,627,683
Diversified Financial Services	—	9,642,305	—	9,642,305
Electric Utilities	—	15,011,116	7,293,125	22,304,241
Machinery	—	7,985,434	—	7,985,434
Oil, Gas & Consumable Fuels	7,119,106	8,979,989	—	16,099,095
REITs	—	1,085,936	—	1,085,936
Semiconductors & Semiconductor Equipment	—	32,070,717	—	32,070,717

Total Convertible Preferred Stocks	109,690,084	84,086,932	7,293,125	201,070,141

Non-Convertible Preferred Stocks
Banking	—	41,073,876	—	41,073,876
Diversified Financial Services	1,020,250	19,428,359	—	20,448,609
Electric Utilities	1,119,165	660,379	—	1,779,544
Household Durables	—	261,895	—	261,895
REITs	7,943,329	2,275,986	—	10,219,315
Software	—	39,341,875	—	39,341,875

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

Asset Valuation Inputs - continued

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks - continued
Non-Convertible Preferred Stocks - continued
Thrifts & Mortgage Finance	$11,229,225	$1,011,349	$—	$12,240,574

Total Non-Convertible Preferred Stocks	21,311,969	104,053,719	—	125,365,688

Total Preferred Stocks	131,002,053	188,140,651	7,293,125	326,435,829

Common Stocks*	274,618,455	—	—	274,618,455
Closed End Investment Companies	34,623,977	—	—	34,623,977
Warrants	—	—	17,839,561	17,839,561
Short-Term Investments	—	357,623,083	—	357,623,083

Total	$440,244,485	$17,841,421,970	$35,122,006	$18,316,788,461

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
Airlines	$4,164,511	$—	$—	$—	$—	$—	$(4,164,511)	$—
Automotive	3,570,396	—	—	—	—	—	(3,570,396)	—
Chemicals	25,744,100	—	—	—	—	—	(25,744,100)	—
Diversified Manufacturing	30,625,436	—	—	—	—	—	(30,625,436)	—
Electric	—	18,556	—	(1,320,406)	—	8,106,975	—	6,805,125
Integrated Energy	1,447,652	—	—	(7,262)	(181,555)	—	—	1,258,835
Non-Captive Consumer	5,428,994	219,441	101,905	(47,779)	(5,702,561)	—	—	—
Non-Captive Diversified	4,017,538	—	—	—	—	—	(4,017,538)	—
Supranational	45,293,529	—	—	—	—	—	(45,293,529)	—
Technology	225,000	—	—	—	—	—	(225,000)	—
Treasuries	—	81,509	—	(954,314)	2,798,165	—	—	1,925,360
Convertible Bonds
Technology	7,657,650	—	—	—	—	—	(7,657,650)	—
Wirelines	68,341,380	—	—	—	—	—	(68,341,380)	—
Preferred Stocks
Convertible Preferred Stocks
Electric Utilities	7,293,125	—	—	—	—	—	—	7,293,125
REITs	616,400	—	—	—	—	—	(616,400)	—
Warrants
Pharmaceuticals	—	—	—	17,839,561	—	—	—	17,839,561

Total	$204,425,711	$319,506	$101,905	$15,509,800	$(3,085,951)	$8,106,975	$(190,255,940)	$35,122,006

Securities valued at $144,962,412 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Bond Fund - continued

Securities valued at $45,293,528 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs observable to the Fund.

Securities valued at $8,106,975 were transferred from Level 2 to Level 3 during the period ended June 30, 2010. At September 30, 2009, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Treasuries	18.0%
Non-Captive Diversified	7.6
Banking	6.0
Technology	5.1
Sovereigns	4.9
Automotive	4.9
Wirelines	4.2
Non-Captive Consumer	3.9
Paper	3.1
Electric	2.9
Healthcare	2.7
Pipelines	2.1
Other Investments, less than 2% each	31.4
Short-Term Investments	1.9

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

CURRENCY EXPOSURE AT JUNE 30, 2010 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	67.4%
Canadian Dollar	16.5
New Zealand Dollar	3.5
Indonesian Rupiah	2.5
Other, less than 2% each	8.8

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.5% of Net Assets
NON-CONVERTIBLE BONDS – 86.6%
ABS Credit Card – 0.6%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		$4,265,000	$4,557,163

ABS Other – 0.1%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		725,000	680,624

Aerospace & Defense – 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A		175,000	162,750

Airlines – 0.7%
American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011		15,049	14,560
American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019		988,147	1,096,843
Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016		363,032	358,131
Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019		108,129	104,885
Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017		180,674	169,833
Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A		610,000	640,500
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		1,586,797	1,570,930
Delta Air Lines, Inc., Series B, 9.750%, 12/17/2016		475,119	494,124
UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024		1,151,933	1,059,778

			5,509,584

Automotive – 4.2%
Cummins, Inc., 7.125%, 3/01/2028		2,400,000	2,668,927
FCE Bank PLC, EMTN, 4.625%, 10/25/2010	NOK	50,000	7,529
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	300,000	369,606
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	200,000	245,793
FCE Bank PLC, EMTN, 7.875%, 2/15/2011	GBP	300,000	451,592
Ford Motor Co., 6.375%, 2/01/2029		765,000	585,225
Ford Motor Co., 6.500%, 8/01/2018		1,030,000	947,600
Ford Motor Co., 6.625%, 2/15/2028		165,000	129,525
Ford Motor Co., 6.625%, 10/01/2028		4,230,000	3,341,700
Ford Motor Co., 7.125%, 11/15/2025		690,000	572,700
Ford Motor Co., 7.450%, 7/16/2031		9,250,000	8,348,125
Ford Motor Co., 7.500%, 8/01/2026		1,645,000	1,406,475
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		230,000	234,522
Ford Motor Credit Co. LLC, 7.000%, 4/15/2015		645,000	638,015
Ford Motor Credit Co. LLC, 8.000%, 6/01/2014		10,915,000	11,264,924
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		565,000	577,764
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		375,000	319,688

			32,109,710

Banking – 5.5%
AgriBank FCB, 9.125%, 7/15/2019, 144A(b)		4,330,000	5,128,370
Associates Corp. of North America, 6.950%, 11/01/2018		1,710,000	1,750,424
BAC Capital Trust VI, 5.625%, 3/08/2035		2,385,000	2,009,379
Bank of America Corp., 4.850%, 11/15/2014		500,000	502,275
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	2,340,000,000	1,917,116
BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A	IDR	18,710,000,000	1,925,695

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Citigroup, Inc., 5.000%, 9/15/2014		$6,020,000	$6,021,204
Citigroup, Inc., 5.850%, 12/11/2034		135,000	127,790
Citigroup, Inc., 5.875%, 2/22/2033		3,075,000	2,757,491
Citigroup, Inc., 6.000%, 10/31/2033		1,460,000	1,305,958
Citigroup, Inc., 6.125%, 8/25/2036		795,000	722,568
Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017	EUR	200,000	216,187
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		1,470,000	1,441,103
Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020		1,955,000	1,931,767
JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A	IDR	17,920,000,000	1,876,411
JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A	IDR	21,194,634,240	2,060,544
JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A	IDR	24,502,029,000	2,565,618
JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, 144A	IDR	18,824,303,000	2,030,699
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		600,000	544,906
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	1,000,000	1,110,004
Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034		300,000	299,257
Morgan Stanley, 4.750%, 4/01/2014		1,795,000	1,798,080
Morgan Stanley, EMTN, 5.450%, 1/09/2017		370,000	366,779
Morgan Stanley, GMTN, 5.125%, 11/30/2015	GBP	350,000	518,166
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		800,000	793,499
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		625,000	632,912

			42,354,202

Building Materials – 1.1%
Masco Corp., 4.800%, 6/15/2015		860,000	798,709
Masco Corp., 5.850%, 3/15/2017		240,000	234,121
Masco Corp., 6.125%, 10/03/2016		2,600,000	2,515,638
Masco Corp., 6.500%, 8/15/2032		305,000	257,840
Owens Corning, Inc., 6.500%, 12/01/2016		805,000	856,511
Owens Corning, Inc., 7.000%, 12/01/2036		2,050,000	2,040,033
USG Corp., 6.300%, 11/15/2016		1,680,000	1,449,000

			8,151,852

Chemicals – 1.5%
Borden, Inc., 7.875%, 2/15/2023		5,240,000	3,589,400
Borden, Inc., 8.375%, 4/15/2016		55,000	42,625
Borden, Inc., 9.200%, 3/15/2021		905,000	651,600
Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A		3,440,000	4,337,424
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		1,255,000	1,185,975
ICI Wilmington, Inc., 5.625%, 12/01/2013		115,000	124,617
Methanex Corp., 6.000%, 8/15/2015		1,565,000	1,521,743

			11,453,384

Commercial Mortgage-Backed Securities – 0.1%
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039		95,000	98,284
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051		1,000,000	956,773

			1,055,057

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Construction Machinery – 0.4%
Toro Co., 6.625%, 5/01/2037(b)	$965,000	$978,871
United Rentals North America, Inc., 7.000%, 2/15/2014	295,000	277,300
United Rentals North America, Inc., 7.750%, 11/15/2013	1,800,000	1,750,500

		3,006,671

Distributors – 0.1%
ONEOK, Inc., 6.000%, 6/15/2035	1,000,000	942,855

Diversified Manufacturing – 0.5%
Textron, Inc., 5.600%, 12/01/2017	245,000	254,049
Textron, Inc., 6.200%, 3/15/2015	1,635,000	1,759,756
Textron, Inc., 7.250%, 10/01/2019	1,290,000	1,472,699

		3,486,504

Electric – 3.9%
AES Corp. (The), 7.750%, 3/01/2014	730,000	742,775
Bruce Mansfield Unit, 6.850%, 6/01/2034(b)	4,174,607	4,361,039
Dynegy Holdings, Inc., 7.125%, 5/15/2018	380,000	252,700
Dynegy Holdings, Inc., 7.625%, 10/15/2026	810,000	465,750
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	1,589,000	1,769,955
Energy Future Holdings Corp., 10.000%, 1/15/2020, 144A	2,890,000	2,875,550
Enersis SA, 7.375%, 1/15/2014	275,000	309,222
Enersis SA, 7.400%, 12/01/2016	4,000,000	4,566,036
Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	3,738,663	3,830,933
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)	695,000	410,050
NiSource Finance Corp., 5.250%, 9/15/2017	250,000	257,457
NiSource Finance Corp., 6.150%, 3/01/2013	850,000	926,927
NiSource Finance Corp., 6.400%, 3/15/2018	2,855,000	3,141,459
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	418,349	426,607
Quezon Power Philippines Co., 8.860%, 6/15/2017	1,183,000	1,180,042
TXU Corp., Series P, 5.550%, 11/15/2014	765,000	543,437
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	681,750
TXU Corp., Series R, 6.550%, 11/15/2034	1,675,000	745,375
White Pine Hydro LLC, 6.310%, 7/10/2017(b)	450,000	459,432
White Pine Hydro LLC, 6.960%, 7/10/2037(b)	670,000	657,210
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(b)	1,280,000	1,132,173

		29,735,879

Entertainment – 1.3%
Time Warner, Inc., 6.625%, 5/15/2029	2,065,000	2,272,667
Time Warner, Inc., 7.625%, 4/15/2031	730,000	878,171
Time Warner, Inc., 7.700%, 5/01/2032	1,155,000	1,392,969
Viacom, Inc., 6.875%, 4/30/2036	4,880,000	5,524,492

		10,068,299

Food & Beverage – 0.2%
Corn Products International, Inc., 6.625%, 4/15/2037	1,540,000	1,608,250

Government Owned - No Guarantee – 0.3%
DP World Ltd., 6.850%, 7/02/2037, 144A	2,400,000	1,909,169

Health Insurance – 0.3%
CIGNA Corp., 6.350%, 3/15/2018	2,000,000	2,234,822

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Healthcare – 2.7%
Boston Scientific Corp., 5.125%, 1/12/2017	$425,000	$407,356
Boston Scientific Corp., 5.450%, 6/15/2014	290,000	297,298
Boston Scientific Corp., 6.400%, 6/15/2016	435,000	456,470
Boston Scientific Corp., 7.000%, 11/15/2035	860,000	834,141
HCA, Inc., 5.750%, 3/15/2014	455,000	423,150
HCA, Inc., 6.250%, 2/15/2013	2,345,000	2,303,962
HCA, Inc., 6.375%, 1/15/2015	410,000	382,838
HCA, Inc., 6.500%, 2/15/2016	610,000	568,825
HCA, Inc., 6.750%, 7/15/2013	115,000	112,700
HCA, Inc., 7.050%, 12/01/2027	3,545,000	3,013,250
HCA, Inc., 7.190%, 11/15/2015	820,000	729,800
HCA, Inc., 7.500%, 12/15/2023	1,475,000	1,305,375
HCA, Inc., 7.500%, 11/06/2033	1,440,000	1,231,200
HCA, Inc., 7.690%, 6/15/2025	2,660,000	2,380,700
HCA, Inc., 8.360%, 4/15/2024	2,220,000	2,064,600
HCA, Inc., MTN, 7.580%, 9/15/2025	2,930,000	2,578,400
HCA, Inc., MTN, 7.750%, 7/15/2036	430,000	366,575
Owens & Minor, Inc., 6.350%, 4/15/2016(b)	320,000	322,267
Tenet Healthcare Corp., 6.875%, 11/15/2031	1,075,000	838,500
Tenet Healthcare Corp., 7.375%, 2/01/2013	85,000	85,000

		20,702,407

Home Construction – 1.0%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	115,000	80,500
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	155,000	116,250
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	115,000	88,550
Lennar Corp., Series B, 5.600%, 5/31/2015	1,700,000	1,496,000
Pulte Group, Inc., 5.200%, 2/15/2015	1,152,000	1,082,880
Pulte Group, Inc., 6.000%, 2/15/2035	3,920,000	2,861,600
Pulte Group, Inc., 6.375%, 5/15/2033	1,960,000	1,509,200
Toll Brothers Finance Corp., 5.150%, 5/15/2015	565,000	553,805

		7,788,785

Independent Energy – 2.2%
Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,230,000	2,780,051
Anadarko Petroleum Corp., 6.450%, 9/15/2036	2,845,000	2,263,138
Chesapeake Energy Corp., 6.500%, 8/15/2017	380,000	374,775
Chesapeake Energy Corp., 6.875%, 11/15/2020	900,000	907,875
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	792,000	782,100
Connacher Oil and Gas Ltd., 11.750%, 7/15/2014, 144A	525,000	561,750
Penn Virginia Corp., 10.375%, 6/15/2016	500,000	532,500
Pioneer Natural Resources Co., 5.875%, 7/15/2016	435,000	434,555
Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,465,000	1,399,998
QEP Resources, Inc., 6.800%, 4/01/2018	3,820,000	3,998,245
Talisman Energy, Inc., 5.850%, 2/01/2037	395,000	410,561
Talisman Energy, Inc., 6.250%, 2/01/2038	1,285,000	1,370,661
Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031	741,000	788,218

		16,604,427

Industrial Other – 0.2%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	1,575,000	1,417,500

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Integrated Energy – 0.1%
PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A		$1,008,681	$1,049,028

Life Insurance – 0.9%
American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018		615,000	549,656
American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017		175,000	155,313
Hartford Life Insurance Co., 4.440%, 9/15/2011(c)		500,000	493,415
MetLife, Inc., 6.400%, 12/15/2066		1,000,000	880,000
MetLife, Inc., 10.750%, 8/01/2069		3,385,000	4,023,174
Protective Life Secured Trust, 3.970%, 9/10/2014(c)		1,000,000	983,740

			7,085,298

Local Authorities – 4.2%
Province of Alberta, 5.930%, 9/16/2016	CAD	773,212	816,893
Province of British Columbia, Zero Coupon, 8/23/2013	CAD	11,700,000	10,199,239
Province of Ontario, Canada, 4.200%, 3/08/2018	CAD	19,825,000	19,282,143
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	2,150,000	1,833,069

			32,131,344

Lodging – 0.0%
Host Marriott LP, Series O, 6.375%, 3/15/2015		150,000	147,000

Media Cable – 3.0%
Comcast Corp., 5.650%, 6/15/2035		1,670,000	1,644,906
Comcast Corp., 6.500%, 11/15/2035		1,825,000	1,984,697
Comcast Corp., 6.950%, 8/15/2037		7,695,000	8,753,262
CSC Holdings LLC, 6.750%, 4/15/2012		26,000	26,910
CSC Holdings LLC, 7.875%, 2/15/2018		170,000	173,400
TCI Communications, Inc., 7.875%, 2/15/2026		550,000	661,306
Time Warner Cable, Inc., 6.550%, 5/01/2037		1,500,000	1,616,742
Time Warner Cable, Inc., 6.750%, 7/01/2018		6,500,000	7,461,207
Virgin Media Finance PLC, 9.125%, 8/15/2016		400,000	414,000

			22,736,430

Media Non-Cable – 1.2%
Clear Channel Communications, Inc., 4.400%, 5/15/2011		810,000	769,500
Clear Channel Communications, Inc., 5.000%, 3/15/2012		2,190,000	1,866,975
Clear Channel Communications, Inc., 6.250%, 3/15/2011		3,385,000	3,258,063
Clear Channel Communications, Inc., 7.650%, 9/15/2010		90,000	89,550
News America, Inc., 6.150%, 3/01/2037		2,630,000	2,742,903
News America, Inc., 6.200%, 12/15/2034		620,000	652,995

			9,379,986

Metals & Mining – 0.2%
Alcoa, Inc., 5.720%, 2/23/2019		1,500,000	1,428,255
Alcoa, Inc., 5.870%, 2/23/2022		300,000	278,932

			1,707,187

Non-Captive Consumer – 2.3%
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012		300,000	271,500
American General Finance Corp., Series I, MTN, 5.400%, 12/01/2015		200,000	155,500

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – continued
American General Finance Corp., Series J, MTN, 6.500%, 9/15/2017		$2,100,000		$1,638,000
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		1,900,000		1,512,875
SLM Corp., 6.000%, 12/15/2043		31,725	(†††)	532,266
SLM Corp., MTN, 5.125%, 8/27/2012		760,000		748,687
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		1,665,000		1,591,683
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		200,000		172,011
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		145,000		116,162
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		2,920,000		2,831,547
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		235,000		214,874
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		405,000		402,603
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		7,986,000		7,369,569

				17,557,277

Non-Captive Diversified – 5.1%
Ally Financial, Inc., 5.375%, 6/06/2011		2,268,000		2,259,495
Ally Financial, Inc., 5.750%, 9/27/2010		309,000		308,614
Ally Financial, Inc., 6.000%, 12/15/2011		1,305,000		1,305,000
Ally Financial, Inc., 6.875%, 8/28/2012		224,000		224,560
Ally Financial, Inc., 7.000%, 2/01/2012		253,000		254,581
Ally Financial, Inc., 7.500%, 12/31/2013		682,000		680,295
Ally Financial, Inc., 8.000%, 12/31/2018		1,460,000		1,343,200
Ally Financial, Inc., 8.000%, 11/01/2031		181,000		166,973
Ally Financial, Inc., 8.300%, 2/12/2015, 144A		6,055,000		6,130,687
CIT Group, Inc., 7.000%, 5/01/2013		870,554		833,555
CIT Group, Inc., 7.000%, 5/01/2014		1,305,836		1,230,750
CIT Group, Inc., 7.000%, 5/01/2015		1,305,836		1,204,634
CIT Group, Inc., 7.000%, 5/01/2016		2,176,397		1,985,962
CIT Group, Inc., 7.000%, 5/01/2017		3,046,961		2,742,265
General Electric Capital Australia Funding Pty, EMTN, 8.000%, 2/13/2012	AUD	830,000		723,075
General Electric Capital Corp., 5.625%, 5/01/2018		35,000		37,195
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		170,000		166,703
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	1,345,000		941,683
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014	NZD	3,920,000		2,833,952
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		1,145,000		1,222,156
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	9,210,000		6,372,795
International Lease Finance Corp., 8.625%, 9/15/2015, 144A		3,045,000		2,885,137
iStar Financial, Inc., 5.500%, 6/15/2012		85,000		69,700
iStar Financial, Inc., 5.650%, 9/15/2011		135,000		121,500
iStar Financial, Inc., 5.875%, 3/15/2016		30,000		21,000
iStar Financial, Inc., 6.050%, 4/15/2015		30,000		21,600
iStar Financial, Inc., 8.625%, 6/01/2013		2,495,000		2,020,950
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		95,000		70,063

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	$1,245,000	$983,550

		39,161,630

Oil Field Services – 0.1%
Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	420,000	363,300
Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	490,000	452,025
Parker Drilling Co., 9.125%, 4/01/2018, 144A	235,000	223,250

		1,038,575

Packaging – 0.3%
Owens-Illinois, Inc., 7.800%, 5/15/2018	2,000,000	2,082,500

Paper – 1.7%
Georgia-Pacific LLC, 7.250%, 6/01/2028	2,000,000	1,975,000
Georgia-Pacific LLC, 7.375%, 12/01/2025	2,868,000	2,882,340
Georgia-Pacific LLC, 7.750%, 11/15/2029	6,005,000	6,065,050
Georgia-Pacific LLC, 8.000%, 1/15/2024	132,000	139,920
Westvaco Corp., 7.950%, 2/15/2031	1,045,000	1,093,528
Westvaco Corp., 8.200%, 1/15/2030	1,080,000	1,139,576

		13,295,414

Pharmaceuticals – 0.1%
Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	335,000	335,837

Pipelines – 1.7%
DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,740,000	1,769,985
El Paso Corp., 6.950%, 6/01/2028	925,000	828,149
El Paso Corp., 12.000%, 12/12/2013	2,195,000	2,529,738
El Paso Corp., GMTN, 7.800%, 8/01/2031	250,000	247,078
Enterprise Products Operating LLP, 6.300%, 9/15/2017	1,550,000	1,733,867
Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	300,000	351,072
Plains All American Pipeline LP, 6.125%, 1/15/2017	1,785,000	1,937,560
Plains All American Pipeline LP, 6.650%, 1/15/2037	3,850,000	3,845,137

		13,242,586

Property & Casualty Insurance – 1.4%
Axis Capital Holdings Ltd., 5.750%, 12/01/2014	80,000	82,996
Hanover Insurance Group, Inc., 7.500%, 3/01/2020	2,645,000	2,857,134
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	1,190,000	1,257,966
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	775,000	828,914
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	180,000	167,857
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	1,545,000	695,250
White Mountains RE Group, 6.375%, 3/20/2017, 144A	2,140,000	2,142,279
XL Capital Ltd., 6.250%, 5/15/2027	1,430,000	1,355,763
XL Capital Ltd., 6.375%, 11/15/2024	1,135,000	1,172,157

		10,560,316

Railroads – 0.2%
CSX Corp., MTN, 6.000%, 10/01/2036	1,072,000	1,148,987
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	500,000	355,000

		1,503,987

REITs – 1.7%
Camden Property Trust, 5.700%, 5/15/2017	1,495,000	1,557,014
Duke Realty LP, 5.950%, 2/15/2017	210,000	214,369

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
REITs – continued
ERP Operating LP, 5.125%, 3/15/2016		$70,000		$73,685
Highwoods Properties, Inc., 5.850%, 3/15/2017		3,485,000		3,476,911
Highwoods Properties, Inc., 7.500%, 4/15/2018		475,000		510,652
ProLogis, 5.625%, 11/15/2015		100,000		95,900
ProLogis, 5.750%, 4/01/2016		80,000		76,146
Realty Income Corp., 6.750%, 8/15/2019		1,000,000		1,103,619
Simon Property Group LP, 5.250%, 12/01/2016		1,125,000		1,198,017
Simon Property Group LP, 5.300%, 5/30/2013		685,000		736,931
Simon Property Group LP, 5.750%, 12/01/2015		350,000		384,775
Simon Property Group LP, 5.875%, 3/01/2017		200,000		216,233
Simon Property Group LP, 6.100%, 5/01/2016		290,000		321,882
WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A		2,960,000		3,289,907

				13,256,041

Restaurants – 0.1%
McDonald’s Corp., EMTN, 3.628%, 10/10/2010	SGD	1,000,000		719,430

Retailers – 1.9%
Dillard’s, Inc., 7.750%, 7/15/2026		1,025,000		881,500
Foot Locker, Inc., 8.500%, 1/15/2022		1,100,000		1,034,000
Home Depot, Inc. (The), 5.875%, 12/16/2036		6,693,000		6,860,988
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		1,079,000		1,019,655
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		575,000		606,625
Toys R Us, Inc., 7.375%, 10/15/2018		3,240,000		3,045,600
Toys R Us, Inc., 7.875%, 4/15/2013		750,000		753,750

				14,202,118

Sovereigns – 4.8%
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	2,915,000,000		359,124
Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024	IDR	33,387,000,000		3,945,172
Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012	IDR	7,590,000,000		711,678
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	578,000	(††)	4,628,720
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	125,000	(††)	1,041,421
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	305,000	(††)	2,511,824
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	501,000	(††)	4,196,484
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	3,240,000		2,752,140
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	845,000		726,800
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	4,280,000		3,625,582
Republic of Brazil, 10.250%, 1/10/2028	BRL	14,885,000		8,318,695
Republic of Brazil, 12.500%, 1/05/2022	BRL	625,000		392,140
Republic of Iceland, 7.250%, 5/17/2013	ISK	212,600,000		1,070,317
Republic of Iceland, 8.000%, 7/22/2011	ISK	239,270,000		1,154,194
Republic of Iceland, 13.750%, 12/10/2010	ISK	250,845,000		1,219,923

				36,654,214

Supermarkets – 1.1%
American Stores Co., 8.000%, 6/01/2026		25,000		21,250
New Albertson’s, Inc., 7.450%, 8/01/2029		6,515,000		5,407,450

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Supermarkets – continued
New Albertson’s, Inc., 7.750%, 6/15/2026		$1,470,000	$1,220,100
New Albertson’s, Inc., 8.000%, 5/01/2031		565,000	488,725
New Albertson’s, Inc., 8.700%, 5/01/2030		5,000	4,550
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		1,745,000	1,273,850

			8,415,925

Supranational – 3.4%
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	19,735,000	13,972,960
International Bank for Reconstruction & Development, 1.430%, 3/05/2014	SGD	17,000,000	12,192,255

			26,165,215

Technology – 2.3%
Agilent Technologies, Inc., 6.500%, 11/01/2017		5,215,000	5,759,728
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		250,000	165,000
Arrow Electronics, Inc., 6.875%, 7/01/2013		2,850,000	3,145,856
Avnet, Inc., 6.000%, 9/01/2015		1,645,000	1,782,520
Avnet, Inc., 6.625%, 9/15/2016		130,000	144,746
Corning, Inc., 6.200%, 3/15/2016		250,000	282,058
Corning, Inc., 6.850%, 3/01/2029		450,000	504,478
Corning, Inc., 7.250%, 8/15/2036		1,175,000	1,315,355
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		740,000	675,250
Motorola, Inc., 6.500%, 11/15/2028		815,000	822,414
Motorola, Inc., 6.625%, 11/15/2037		995,000	1,021,808
Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)		150,000	100,500
Nortel Networks Ltd., 6.875%, 9/01/2023(d)		1,325,000	357,750
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		1,042,200	1,210,544

			17,288,007

Tobacco – 0.6%
Reynolds American, Inc., 6.750%, 6/15/2017		3,320,000	3,596,848
Reynolds American, Inc., 7.250%, 6/15/2037		810,000	833,347

			4,430,195

Transportation Services – 0.5%
APL Ltd., 8.000%, 1/15/2024(b)		2,500,000	1,625,000
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016		1,058,742	894,637
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017		338,716	326,861
Atlas Air, Inc., Series B, 7.680%, 7/02/2015		1,170,378	1,100,155

			3,946,653

Treasuries – 16.8%
Canadian Government, 1.000%, 9/01/2011	CAD	920,000	862,270
Canadian Government, 1.250%, 12/01/2011	CAD	8,525,000	8,017,688
Canadian Government, 2.000%, 9/01/2012	CAD	19,910,000	18,885,090
Canadian Government, 2.750%, 12/01/2010	CAD	12,760,000	12,087,689
Canadian Government, 3.500%, 6/01/2013	CAD	2,860,000	2,812,018
Canadian Government, 3.750%, 9/01/2011	CAD	18,145,000	17,573,830
Canadian Government, 3.750%, 6/01/2012	CAD	14,255,000	13,985,982
Canadian Government, 3.750%, 6/01/2019	CAD	7,385,000	7,338,521
Canadian Government, 4.250%, 6/01/2018	CAD	9,615,000	9,895,172
Canadian Government, 5.250%, 6/01/2012	CAD	22,355,000	22,528,876

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Treasuries – continued
Hellenic Republic Government Bond, 2.300%, 7/25/2030	EUR	155,179	$77,874
Norwegian Government, 4.250%, 5/19/2017	NOK	56,415,000	9,424,423
Norwegian Government, 5.000%, 5/15/2015	NOK	9,425,000	1,612,593
Norwegian Government, 6.000%, 5/16/2011	NOK	11,705,000	1,856,742
Norwegian Government, 6.500%, 5/15/2013	NOK	8,410,000	1,440,458

			128,399,226

Utility Other – 0.0%
Listrindo Capital BV, 9.250%, 1/29/2015, 144A		200,000	211,722

Wireless – 1.3%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		4,585,000	4,355,750
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		745,000	721,719
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		1,745,000	1,618,488
Rogers Cable, Inc., 5.500%, 3/15/2014		150,000	165,629
Sprint Capital Corp., 6.875%, 11/15/2028		1,262,000	1,047,460
Sprint Capital Corp., 6.900%, 5/01/2019		870,000	787,350
Sprint Capital Corp., 8.750%, 3/15/2032		300,000	286,500
Sprint Nextel Corp., 6.000%, 12/01/2016		898,000	805,955

			9,788,851

Wirelines – 2.7%
AT&T Corp., 6.500%, 3/15/2029		355,000	380,392
AT&T, Inc., 6.500%, 9/01/2037		180,000	199,647
Axtel SAB de CV, 9.000%, 9/22/2019, 144A		355,000	315,950
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	195,000	191,336
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	690,000	736,920
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	600,000	562,395
Embarq Corp., 7.082%, 6/01/2016		235,000	250,524
Embarq Corp., 7.995%, 6/01/2036		200,000	198,485
GTE Corp., 6.940%, 4/15/2028		350,000	385,049
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(d)		75,000	8
Level 3 Financing, Inc., 9.250%, 11/01/2014		500,000	453,750
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		3,305,000	3,106,700
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		7,205,000	6,088,225
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		350,000	329,000
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		775,000	716,875
Qwest Corp., 6.875%, 9/15/2033		790,000	724,825
Qwest Corp., 7.200%, 11/10/2026		1,780,000	1,664,300
Qwest Corp., 7.250%, 9/15/2025		1,220,000	1,171,200
Telecom Italia Capital SA, 6.000%, 9/30/2034		1,330,000	1,139,458
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,320,000	1,182,030
Verizon Communications, Inc., 5.850%, 9/15/2035		1,020,000	1,052,151

			20,849,220

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $619,400,963)			662,881,106

CONVERTIBLE BONDS – 6.0%
Airlines – 0.2%
AMR Corp., 6.250%, 10/15/2014		1,860,000	1,771,650

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Automotive – 0.5%
Ford Motor Co., 4.250%, 11/15/2016	$2,925,000	$3,645,281

Construction Machinery – 0.0%
United Rentals North America, Inc., 1.875%, 10/15/2023	50,000	49,500

Diversified Manufacturing – 0.6%
Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,230,000	4,805,062

Electric – 0.1%
CMS Energy Corp., 5.500%, 6/15/2029	500,000	581,250

Healthcare – 0.1%
Affymetrix, Inc., 3.500%, 1/15/2038	604,000	563,985

Lodging – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	1,430,000	1,354,925

Media Non-Cable – 0.0%
Liberty Media LLC, 3.500%, 1/15/2031	450,750	246,786

Metals & Mining – 0.3%
Steel Dynamics, Inc., 5.125%, 6/15/2014	235,000	252,331
United States Steel Corp., 4.000%, 5/15/2014	1,540,000	2,154,075

		2,406,406

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 0.791%, 10/01/2012(c)	380,000	273,600

Oil Field Services – 0.1%
Transocean, Inc., Series C, 1.500%, 12/15/2037	360,000	297,900

Pharmaceuticals – 0.5%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	175,000	275,625
Human Genome Sciences, Inc., 2.250%, 8/15/2012	205,000	299,813
Nektar Therapeutics, 3.250%, 9/28/2012	1,065,000	1,021,069
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,095,000	1,832,756

		3,429,263

REITs – 0.3%
ProLogis, 1.875%, 11/15/2037	2,505,000	2,248,238

Technology – 2.2%
Advanced Micro Devices, Inc., 6.000%, 5/01/2015	2,375,000	2,256,250
Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	5,000	4,213
Intel Corp., 2.950%, 12/15/2035	2,785,000	2,645,750
Intel Corp., 3.250%, 8/01/2039, 144A	7,000,000	7,883,750
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,585,000	3,343,012
Maxtor Corp., 5.750%, 3/01/2012(b)	315,000	308,700
Micron Technology, Inc., 1.875%, 6/01/2014	520,000	456,950
Nortel Networks Corp., 2.125%, 4/15/2014(d)	248,000	192,820

		17,091,445

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	52,000	45,760

Wirelines – 0.9%
Level 3 Communications, Inc., 3.500%, 6/15/2012	1,930,000	1,761,125
Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	3,040,000	2,945,000
Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(b)	1,990,000	1,927,812

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Qwest Communications International, Inc., 3.500%, 11/15/2025	$250,000	$276,875

		6,910,812

TOTAL CONVERTIBLE BONDS (Identified Cost $42,191,184)		45,721,863

MUNICIPALS – 0.9%
Michigan – 0.2%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(b)	2,405,000	1,841,268

Virginia – 0.7%
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(b)	7,725,000	5,213,989

TOTAL MUNICIPALS (Identified Cost $10,110,339)		7,055,257

TOTAL BONDS AND NOTES (Identified Cost $671,702,486)		715,658,226

BANK LOANS – 0.2%
Media Non-Cable – 0.0%
Tribune Company, Term Loan X, 5.000%, 6/04/2009(d)(e)(f)	74,971	44,383

Printing & Publishing – 0.1%
SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(e)	610,791	522,892

Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., New Tranche C Term Loan, 4.750%, 5/30/2014(e)(g)	490,176	407,459
Level 3 Financing, Inc., Tranche A Term Loan, 2.548%, 3/13/2014(e)	345,000	305,974

		713,433

TOTAL BANK LOANS (Identified Cost $1,356,842)		1,280,708

	Shares
PREFERRED STOCKS – 2.4%
CONVERTIBLE PREFERRED STOCKS – 1.4%
Automotive – 0.5%
Ford Motor Co. Capital Trust II, 6.500%(h)	81,667	3,605,598

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%	25,075	877,625

Diversified Financial Services – 0.2%
Sovereign Capital Trust IV, 4.375%	55,343	1,750,222

Electric Utilities – 0.1%
AES Trust III, 6.750%	10,000	433,125

Machinery – 0.1%
United Rentals Trust I, 6.500%	30,199	915,407

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	775	63,163
El Paso Energy Capital Trust I, 4.750%	20,200	732,250

		795,413

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%(h)	2,500	$50,650

Semiconductors & Semiconductor Equipment – 0.3%
Lucent Technologies Capital Trust I, 7.750%	3,715	2,691,518

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $10,708,194)		11,119,558

NON-CONVERTIBLE PREFERRED STOCKS – 1.0%
Banking – 0.1%
Ally Financial, Inc., Series G, 7.000%, 144A	1,121	871,332

Diversified Financial Services – 0.3%
Bank of America Corp., 6.375%	5,000	96,250
Bank of America Corp., Series L, 7.250%	2,844	2,534,715

		2,630,965

Electric Utilities – 0.1%
Entergy New Orleans, Inc., 4.360%	90	6,632
Entergy New Orleans, Inc., 4.750%	2,876	227,024
MDU Resources Group, Inc., 5.100%	202	20,055
Union Electric Co., 4.500%	4,670	336,240
Xcel Energy, Inc., 4.110%	100	7,297

		597,248

Software – 0.4%
Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(i)	3,000	3,105,937

Thrifts & Mortgage Finance – 0.1%
Countrywide Capital IV, 6.750%	20,975	440,475
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(h)(j)	37,775	12,844

		453,319

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $6,580,451)		7,658,801

TOTAL PREFERRED STOCKS (Identified Cost $17,288,645)		18,778,359

COMMON STOCKS – 1.7%
Biotechnology – 0.5%
Vertex Pharmaceuticals, Inc.(h)	127,420	4,192,118

Containers & Packaging – 0.2%
Owens-Illinois, Inc.(h)	35,353	935,087
Smurfit-Stone Container Corp.(h)	10,468	259,085

		1,194,172

Electronic Equipment Instruments & Components – 0.4%
Corning, Inc.	205,167	3,313,447

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp.	54,259	1,136,726

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp.	186,000	$3,617,700

TOTAL COMMON STOCKS (Identified Cost $12,046,191)		13,454,163

WARRANTS – 0.1%
Pharmaceuticals – 0.1%
Valeant Pharmaceuticals International, Expiration 8/16/2010(b)(h)(k) (Identified Cost $0)	26,098	539,707

	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement with State Street Corporation, dated 6/30/2010 at 0.000% to be repurchased at $49,368 on 7/01/2010 collateralized by $50,000 U.S. Treasury Note, 3.125% due 4/30/2017 valued at $52,525 including accrued interest(l)	$49,368	49,368
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $7,706,425, on 7/01/2010 collateralized by $7,130,000 Federal National Mortgage Association, 4.125% due 4/15/2014 valued at $7,864,390 including accrued interest(l)	7,706,425	7,706,425

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,755,793)		7,755,793

TOTAL INVESTMENTS – 98.9% (Identified Cost $710,149,957)(a)		757,466,956
Other assets less liabilities – 1.1%		8,218,825

NET ASSETS – 100.0%		$765,685,781

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

14

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $712,218,573 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$66,432,056
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,183,673)

Net unrealized appreciation	$45,248,383

At September 30, 2009, the Fund had a capital loss carryforward of $129,506 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $19,706,451. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Illiquid security. At June 30, 2010, the value of these securities amounted to $28,205,888 or 3.7% of net assets.
(c)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2010.
(f)	Issuer has filed for bankruptcy.
(g)	All or a portion of interest payment is paid-in-kind.
(h)	Non-income producing security.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(k)	Fair valued security by the Fund’s investment adviser. At June 30, 2010 the value of these securities amounted to $539,707 or 0.1% of net assets.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $75,880,889 or 9.9% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar

15

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Electric	—	29,270,129	465,750	29,735,879
Integrated Energy	—	—	1,049,028	1,049,028
Treasuries	—	128,321,352	77,874	128,399,226

All Other Non-Convertible Bonds*	—	503,696,973	—	503,696,973

Total Non-Convertible Bonds	—	661,288,454	1,592,652	662,881,106

Convertible Bonds*	—	45,721,863	—	45,721,863

Municipals*	—	7,055,257	—	7,055,257

Total Bonds and Notes	—	714,065,574	1,592,652	715,658,226

Bank Loans*	—	1,280,708	—	1,280,708

Preferred Stocks
Convertible Preferred Stocks
Automotive	3,605,598	—	—	3,605,598
Capital Markets	—	877,625	—	877,625
Diversified Financial Services	—	1,750,222	—	1,750,222
Electric Utilities	—	433,125	—	433,125
Machinery	—	915,407	—	915,407
Oil, Gas & Consumable Fuels	63,163	732,250	—	795,413
REITs	—	50,650	—	50,650
Semiconductors & Semiconductor Equipment	—	2,691,518	—	2,691,518

Total Convertible Preferred Stocks	3,668,761	7,450,797	—	11,119,558

Non-Convertible Preferred Stocks
Banking	—	871,332	—	871,332
Diversified Financial Services	96,250	2,534,715	—	2,630,965
Electric Utilities	343,537	253,711	—	597,248
Software	—	3,105,937	—	3,105,937
Thrifts & Mortgage Finance	440,475	12,844	—	453,319

Total Non-Convertible Preferred Stocks	880,262	6,778,539	—	7,658,801

Total Preferred Stocks	4,549,023	14,229,336	—	18,778,359

Common Stocks*	13,454,163	—	—	13,454,163

Warrants	—	—	539,707	539,707
Short-Term Investments	—	7,755,793	—	7,755,793

Total	$18,003,186	$737,331,411	$2,132,359	$757,466,956

*	Major categories of the Fund’s investments are included above.

16

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
Automotive	$2,281,964	$—	$—	$—	$—	$—	$(2,281,964)	$—
Chemicals	3,531,800	—	—	—	—	—	(3,531,800)	—
Electric	—	2,150	—	(91,250)	—	554,850	—	465,750
Integrated Energy	1,206,376	—	1,040	(7,093)	(151,295)	—	—	1,049,028
Life Insurance	450,000	—	—	—	—	—	(450,000)	—
Non-Captive Diversified	250,188	511	—	234,855	(485,554)	—	—	—
Treasuries	—	3,297	—	(38,598)	113,175	—	—	77,874
Convertible Bonds
Technology	330,330	—	—	—	—	—	(330,330)	—
Wirelines	3,222,400	—	—	—	—	—	(3,222,400)	—
Preferred Stocks
Convertible Preferred Stocks
REITs	28,750	—	—	—	—	—	(28,750)	—
Warrants
Pharmaceuticals	—	—	—	539,707	—	—	—	539,707

Total	$11,301,808	$5,958	$1,040	$637,621	$(523,674)	$554,850	$(9,845,244)	$2,132,359

Securities valued at $9,845,244 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

Securities valued at $554,850 were transferred from Level 2 to Level 3 during the period ended June 30, 2010. At September 30, 2009, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Treasuries	16.8%
Banking	5.6
Automotive	5.2
Non-Captive Diversified	5.1
Sovereigns	4.8
Technology	4.5
Local Authorities	4.2
Electric	4.0
Wirelines	3.7
Supranational	3.4
Media Cable	3.0
Healthcare	2.8
Non-Captive Consumer	2.3
Independent Energy	2.2
REITs	2.0
Other Investments, less than 2% each	28.3
Short-Term Investments	1.0

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

17

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

CURRENCY EXPOSURE AT JUNE 30, 2010 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	66.1%
Canadian Dollar	19.0
New Zealand Dollar	3.2
Indonesian Rupiah	2.0
Other, less than 2% each	8.6

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

18

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 95.8% of Net Assets
NON-CONVERTIBLE BONDS – 95.4%
Argentina – 0.7%
Pan American Energy LLC, 7.875%, 5/07/2021, 144A		$6,675,000	$6,675,000
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A		8,320,000	7,987,200

			14,662,200

Australia – 0.7%
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	16,675,000	14,164,179
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	445,000	376,959

			14,541,138

Bermuda – 0.6%
Noble Group Ltd., 8.500%, 5/30/2013, 144A		4,805,000	5,297,512
White Mountains RE Group, 6.375%, 3/20/2017, 144A		6,905,000	6,912,354

			12,209,866

Brazil – 1.5%
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A		7,000,000	7,498,750
NET Servicos de Comunicacao SA, 7.500%, 1/27/2020, 144A		3,800,000	3,971,000
Republic of Brazil, 10.250%, 1/10/2028	BRL	29,000,000	16,207,064
Telemar Norte Leste SA, 9.500%, 4/23/2019, 144A		3,200,000	3,832,000

			31,508,814

Canada – 6.1%
Bell Aliant Regional Communications, 5.410%, 9/26/2016	CAD	4,440,000	4,369,889
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	1,240,000	1,210,705
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	160,000	156,994
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	3,180,000	3,396,242
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	3,090,000	2,896,336
Canadian Government, 4.500%, 6/01/2015	CAD	46,598,000	48,188,692
Canadian Pacific Railway Co., 5.950%, 5/15/2037		1,745,000	1,858,463
Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A	CAD	10,595,000	10,135,689
Pacific Rubiales Energy Corp., 8.750%, 11/10/2016, 144A		3,800,000	4,104,000
Province of British Columbia Canada, 2.850%, 6/15/2015		14,540,000	15,018,090
Province of Ontario Canada, 2.950%, 2/05/2015		9,015,000	9,242,566
Province of Quebec Canada, 1.600%, 5/09/2013	JPY	766,000,000	8,901,506
Province of Quebec Canada, EMTN, 3.375%, 6/20/2016	EUR	11,000,000	14,017,541
Shaw Communications, Inc., 6.500%, 6/02/2014	CAD	1,550,000	1,600,553

			125,097,266

Cayman Islands – 2.0%
CCL Finance Ltd., 9.500%, 8/15/2014, 144A		5,000,000	5,712,500
Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A		3,600,000	3,528,000
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A		1,170,000	1,164,150
Petrobras International Finance Co., 5.875%, 3/01/2018		15,600,000	16,055,255
Vale Overseas Ltd., 6.875%, 11/21/2036		6,716,000	7,001,504
Voto-Votorantim Ltd., 6.750%, 4/05/2021, 144A		6,700,000	6,767,000

			40,228,409

Colombia – 0.2%
Empresas Publicas de Medellin ESP, 7.625%, 7/29/2019, 144A		4,500,000	5,068,125

Denmark – 1.9%
Denmark Government Bond, 4.000%, 11/15/2015	DKK	210,000,000	38,243,060

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
France – 1.4%
Government of France, 5.000%, 10/25/2016	EUR	10,070,000	$14,249,872
Lafarge SA, EMTN, 4.750%, 3/23/2020	EUR	3,435,000	3,802,828
Wendel, 4.375%, 8/09/2017	EUR	1,400,000	1,361,032
Wendel, 4.875%, 5/26/2016	EUR	9,000,000	9,409,828

			28,823,560

Germany – 14.6%
Bertelsmann AG, EMTN, 3.625%, 10/06/2015	EUR	5,100,000	6,274,077
Bundesobligation, 4.000%, 10/11/2013	EUR	62,585,000	84,335,255
Bundesrepublik Deutschland, Series 09, 3.250%, 1/04/2020	EUR	43,000,000	55,773,770
Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037	JPY	1,140,000,000	14,055,582
Landesbank Baden-Wuerttemberg, Series 14, 3.750%, 2/12/2014	EUR	8,720,000	11,400,773
Muenchener Hypothekenbank eG, 5.000%, 1/16/2012	EUR	11,515,000	14,876,866
Republic of Germany, 1.250%, 9/16/2011	EUR	41,500,000	51,209,056
Republic of Germany, 3.750%, 7/04/2013(b)	EUR	38,340,000	50,907,178
Republic of Germany, 4.000%, 1/04/2037	EUR	7,639,000	10,492,109

			299,324,666

Hungary – 0.3%
Republic of Hungary, 6.250%, 1/29/2020		6,065,000	5,969,331

India – 1.2%
Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021		17,500,000	17,078,180
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		7,940,000	7,304,879

			24,383,059

Indonesia – 0.8%
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		9,000,000	10,620,000
Indonesia Government International Bond, 11.500%, 9/15/2019	IDR	42,900,000,000	5,742,367

			16,362,367

Ireland – 1.8%
Depfa ACS Bank, EMTN, 1.650%, 12/20/2016	JPY	4,140,000,000	37,284,161

Italy – 0.3%
Finmeccanica SpA, EMTN, 4.875%, 3/24/2025	EUR	4,850,000	5,821,030

Japan – 5.4%
Development Bank of Japan, 1.750%, 3/17/2017	JPY	400,000,000	4,850,326
Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013	JPY	1,000,000,000	11,735,441
Japan Finance Organization for Municipal Enterprises, 1.550%, 2/21/2012	JPY	1,200,000,000	13,839,326
Japan Government, 1.300%, 3/20/2019	JPY	3,666,000,000	42,982,445
Japan Government, 1.400%, 6/20/2011	JPY	1,262,100,000	14,446,081
Japan Government Five Year Bond, 0.700%, 6/20/2014	JPY	1,500,000,000	17,268,162
Nomura Holdings, Inc., 6.700%, 3/04/2020		5,890,000	6,231,290

			111,353,071

Jersey – 0.3%
WPP PLC, 6.000%, 4/04/2017	GBP	4,550,000	7,202,920

Korea – 0.7%
SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A		1,610,000	1,674,400

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Korea – continued
SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A		$11,600,000		$12,740,872

				14,415,272

Lithuania – 0.3%
Lithuania Government International Bond, 7.375%, 2/11/2020, 144A		6,600,000		6,991,037

Luxembourg – 0.7%
ArcelorMittal, 7.000%, 10/15/2039		13,800,000		14,576,333

Mexico – 4.3%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A		3,160,000		2,804,500
Axtel SAB de CV, 9.000%, 9/22/2019, 144A		4,715,000		4,196,350
BBVA Bancomer SA, 7.250%, 4/22/2020, 144A		5,300,000		5,228,901
Corporacion GEO SAB de CV, 8.875%, 9/25/2014, 144A		2,026,000		2,107,040
Corp. GEO SAB de CV, 9.250%, 6/30/2020, 144A		4,800,000		4,793,760
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015		8,400,000		8,253,000
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	700,000	(††)	5,831,958
Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018	MXN	4,152,500	(††)	35,607,397
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	1,373,000	(††)	11,307,327
Mexichem SAB de CV, 8.750%, 11/06/2019, 144A		6,800,000		7,548,000

				87,678,233

Netherlands – 1.9%
British American Tobacco Holdings, 4.000%, 7/07/2020	EUR	3,850,000		4,707,589
Kingdom of Netherlands, 5.500%, 1/15/2028(b)	EUR	12,995,000		20,644,863
Listrindo Capital BV, 9.250%, 1/29/2015, 144A		1,465,000		1,550,863
Majapahit Holding BV, 7.250%, 6/28/2017, 144A		3,440,000		3,646,400
Majapahit Holding BV, 7.750%, 1/20/2020, 144A		7,000,000		7,665,000
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	1,000,000		1,198,393

				39,413,108

Norway – 2.6%
Norwegian Government, 4.250%, 5/19/2017	NOK	40,055,000		6,691,399
Norwegian Government, 4.500%, 5/22/2019	NOK	276,195,000		46,906,401

				53,597,800

Poland – 0.3%
Poland Government International Bond, 3.000%, 9/23/2014	CHF	5,900,000		5,550,494

Singapore – 1.1%
Prime Dig Pte Ltd., 11.750%, 11/03/2014, 144A		5,300,000		5,353,000
Singapore Government, 2.250%, 7/01/2013	SGD	24,355,000		18,304,350

				23,657,350

South Africa – 0.4%
Edcon Proprietary Ltd., 3.969%, 6/15/2014, 144A(c)	EUR	8,495,000		7,323,616

Supranational – 2.2%
Asian Development Bank, EMTN, 2.350%, 6/21/2027	JPY	1,700,000,000		20,932,256
European Investment Bank, 2.375%, 7/10/2020	CHF	17,470,000		17,037,419
European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A	IDR	90,681,660,000		8,267,887

				46,237,562

Sweden – 3.1%
Nordea Bank AB, 3.700%, 11/13/2014, 144A		5,500,000		5,602,894
Sweden Government Bond, 5.000%, 12/01/2020	SEK	143,670,000		22,261,678

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Sweden – continued
Sweden Government Bond, 5.500%, 10/08/2012(b)	SEK	250,275,000	$34,992,954

			62,857,526

United Arab Emirates – 1.8%
Abu Dhabi National Energy Co., 6.165%, 10/25/2017, 144A		500,000	510,002
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A		6,800,000	7,322,172
Dolphin Energy Ltd., 5.888%, 6/15/2019, 144A		5,372,080	5,553,388
DP World Ltd., 6.850%, 7/02/2037, 144A		29,110,000	23,156,627

			36,542,189

United Kingdom – 5.4%
British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027	GBP	950,000	1,473,467
British Telecommunications PLC, 5.750%, 12/07/2028	GBP	3,600,000	4,901,666
Rexam PLC, 6.750%, 6/01/2013, 144A		13,775,000	14,846,668
United Kingdom Treasury, 4.750%, 3/07/2020	GBP	18,575,000	30,927,851
United Kingdom Treasury, 5.000%, 3/07/2025	GBP	11,310,000	18,974,400
United Kingdom Treasury, 5.250%, 6/07/2012	GBP	24,860,000	40,240,351

			111,364,403

United States – 30.8%
AES Corp. (The), 8.750%, 5/15/2013, 144A		2,576,000	2,614,640
AES Corp. (The), 9.375%, 9/15/2010		3,000,000	3,015,000
Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017	GBP	6,055,000	10,081,640
American Express Issuance Trust, Series 2005-2, Class A, 0.420%, 8/15/2013(c)		815,000	811,413
American Home Mortgage Investment Trust, Series 2007-2, Class 12A1, 0.617%, 3/25/2037(c)		270,016	125,050
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		2,250,000	1,738,125
Arch Western Finance LLC, 6.750%, 7/01/2013		3,935,000	3,944,838
Avis Budget Rental Car Funding AESOP LLC, 5.680%, 2/20/2014, 144A		10,200,000	10,874,570
Avnet, Inc., 5.875%, 6/15/2020		5,655,000	5,729,239
Bank of America Corp., 5.625%, 7/01/2020		9,360,000	9,434,346
Bank of America Credit Card Trust, Series 2007-B2, Class B2, 0.550%, 6/15/2016(c)		1,265,000	1,212,683
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041		300,000	312,958
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044		200,000	195,954
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(c)		100,000	101,761
Boston Scientific Corp., 4.500%, 1/15/2015		3,710,000	3,644,459
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014		385,000	402,923
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 1.134%, 8/17/2017(c)	EUR	4,150,000	4,506,984
Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.430%, 9/15/2015(c)		840,000	833,517
Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A		2,862,314	2,955,554
Chase Issuance Trust, Series 2007-B1, Class B1, 0.600%, 4/15/2019(c)		1,000,000	957,897

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 9/16/2013, 144A		$9,650,000	$9,637,688
Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013	EUR	5,130,000	6,412,139
Citibank Credit Card Issuance Trust, Series 2005-C1, Class C1, 5.500%, 3/24/2017		100,000	105,649
Comcast Corp., 4.950%, 6/15/2016		6,300,000	6,777,345
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022		658,743	676,858
Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019		1,462,444	1,418,571
Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017		508,940	478,403
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023		3,929,161	3,854,507
Corning, Inc., 7.250%, 8/15/2036		740,000	828,394
Couche-Tard US/Finance, 7.500%, 12/15/2013		3,775,000	3,793,875
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.830%, 9/15/2039(c)		900,000	855,114
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040		1,675,000	1,590,407
Crown Castle Towers LLC, 4.523%, 1/15/2015		6,300,000	6,573,382
CSC Holdings LLC, 8.500%, 4/15/2014		8,590,000	8,955,075
CSX Corp., 6.150%, 5/01/2037		7,000,000	7,654,402
CSX Corp., MTN, 6.000%, 10/01/2036		5,554,000	5,952,866
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		6,720,512	6,636,506
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		1,785,908	1,701,078
DISH DBS Corp., 6.625%, 10/01/2014		3,350,000	3,350,000
DISH DBS Corp., 7.000%, 10/01/2013		4,585,000	4,722,550
Embarq Corp., 7.995%, 6/01/2036		6,047,000	6,001,188
Erac USA Finance Co., 6.375%, 10/15/2017, 144A		6,306,000	7,098,532
Erac USA Finance Co., 6.700%, 6/01/2034, 144A		120,000	127,911
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		7,530,000	8,205,433
Ford Motor Credit Co. LLC, 7.000%, 4/15/2015		4,500,000	4,451,265
Frontier Communications Corp., 6.250%, 1/15/2013		10,195,000	10,220,487
Frontier Communications Corp., 6.625%, 3/15/2015		480,000	463,200
General Electric Capital Corp., EMTN, 1.000%, 3/21/2012	JPY	888,000,000	10,013,293
General Electric Capital Corp., Series A, GMTN, 5.250%, 4/15/2013		230,000	230,616
Georgia-Pacific LLC, 7.250%, 6/01/2028		4,540,000	4,483,250
Georgia-Pacific LLC, 8.000%, 1/15/2024		180,000	190,800
Georgia-Pacific LLC, 8.875%, 5/15/2031		1,805,000	1,962,938
Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038	GBP	1,250,000	1,718,378
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037		10,858,260	10,979,501
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049		1,000,000	983,585
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039		700,000	701,278
HCA, Inc., 5.750%, 3/15/2014		3,535,000	3,287,550

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
HCA, Inc., 6.250%, 2/15/2013		$1,270,000	$1,247,775
HCA, Inc., 6.375%, 1/15/2015		1,205,000	1,125,169
HCA, Inc., 6.500%, 2/15/2016		2,440,000	2,275,300
HCA, Inc., 6.750%, 7/15/2013		770,000	754,600
HCA, Inc., 7.500%, 11/06/2033		525,000	448,875
HCA, Inc., 7.690%, 6/15/2025		635,000	568,325
HCA, Inc., 8.750%, 9/01/2010		1,500,000	1,509,375
HCA, Inc., MTN, 7.580%, 9/15/2025		624,000	549,120
HCA, Inc., MTN, 7.750%, 7/15/2036		165,000	140,663
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A		5,400,000	5,627,184
Hertz Vehicle Financing LLC, Series 2009-2A, Class B1, 4.940%, 3/25/2016, 144A		5,000,000	5,008,100
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		5,680,000	5,594,800
Home Depot, Inc. (The), 5.875%, 12/16/2036		5,772,000	5,916,871
Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A		10,175,000	10,422,314
IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A		1,875,000	1,917,188
JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, 144A	IDR	26,740,000,000	2,715,002
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(c)		1,900,000	1,858,898
L-3 Communications Corp., 5.875%, 1/15/2015		4,510,000	4,453,625
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(c)		300,000	322,164
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A		6,104,633	6,183,510
MBNA Credit Card Master Note Trust, Series 2002-A2, Class A, 5.600%, 7/17/2014	EUR	3,000,000	3,835,791
Merrill Auto Trust Securitization, Series 2008-1, Class A4A, 6.150%, 4/15/2015		8,155,000	8,638,768
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051		1,000,000	956,773
Morgan Stanley, 4.750%, 4/01/2014		3,165,000	3,170,431
Morgan Stanley, 5.375%, 11/14/2013	GBP	2,070,000	3,231,184
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041		100,000	103,862
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.649%, 6/11/2042(c)		700,000	733,312
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.281%, 1/11/2043(c)		200,000	216,676
Motorola, Inc., 6.500%, 9/01/2025		125,000	124,462
Motorola, Inc., 6.500%, 11/15/2028		115,000	116,046
Motorola, Inc., 6.625%, 11/15/2037		6,120,000	6,284,891
Nabors Industries, Inc., 6.150%, 2/15/2018		6,360,000	6,819,313
National Semiconductor Corp., 6.150%, 6/15/2012		3,020,000	3,234,206
News America, Inc., 6.150%, 3/01/2037		3,730,000	3,890,125
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		5,525,000	5,248,750
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		4,309,000	4,174,344
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		540,000	500,850
NiSource Finance Corp., 6.400%, 3/15/2018		6,105,000	6,717,551

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 1.500%, 1/15/2015, 144A(c)		$5,995,000	$6,009,781
Owens & Minor, Inc., 6.350%, 4/15/2016(d)		7,740,000	7,794,822
Owens-Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,170,000	2,627,048
ProLogis, 6.625%, 5/15/2018		15,685,000	14,944,370
Prudential Financial, Inc., 5.375%, 6/21/2020		5,770,000	5,843,718
QEP Resources, Inc., 6.800%, 3/01/2020		4,645,000	4,827,576
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		855,000	803,700
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		365,000	308,425
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		3,410,000	3,154,250
Qwest Corp., 6.875%, 9/15/2033		2,635,000	2,417,613
Qwest Corp., 7.200%, 11/10/2026		100,000	93,500
Qwest Corp., 7.250%, 9/15/2025		1,656,000	1,589,760
Qwest Corp., 7.250%, 10/15/2035		5,165,000	4,738,887
Qwest Corp., 7.500%, 6/15/2023		5,285,000	5,060,387
Qwest Corp., 7.625%, 6/15/2015		2,487,000	2,661,090
Range Resources Corp., 7.375%, 7/15/2013		3,000,000	3,030,000
Rowan Cos., Inc., 7.875%, 8/01/2019		10,745,000	11,837,562
Sierra Receivables Funding Co., Series 2009-2A, 4.520%, 8/20/2026, 144A		3,255,607	3,258,849
Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A		7,455,533	7,543,088
Simon Property Group LP, 5.875%, 3/01/2017		50,000	54,058
Simon Property Group LP, 6.125%, 5/30/2018		5,240,000	5,783,786
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		6,610,000	6,318,935
Steel Dynamics, Inc., 7.375%, 11/01/2012		6,635,000	6,867,225
SUPERVALU, Inc., 7.500%, 11/15/2014		1,430,000	1,430,000
Textron, Inc., 3.875%, 3/11/2013	EUR	11,350,000	13,935,972
Time Warner, Inc., 6.950%, 1/15/2028		2,795,000	3,157,587
U.S. Treasury Note, 1.000%, 7/31/2011		79,905,000	80,404,406
U.S. Treasury Note, 1.000%, 10/31/2011		75,170,000	75,695,589
Viacom, Inc., 6.875%, 4/30/2036		1,545,000	1,749,045
Virgin Media Secured Finance PLC, 6.500%, 1/15/2018, 144A		6,600,000	6,484,500
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048		300,000	310,615
WEA Finance LLC, 7.125%, 4/15/2018, 144A		148,000	166,993
WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A		235,000	261,192
Wells Fargo & Co., 4.625%, 11/02/2035	GBP	4,750,000	6,222,495
World Financial Network Credit Card Master Trust, Series 2008-A, Class M, 5.350%, 6/15/2014(c)		2,000,000	2,009,743

			632,620,325

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $1,941,957,816)			1,960,908,291

CONVERTIBLE BONDS – 0.4%
United States – 0.4%
Advanced Micro Devices, Inc., 6.000%, 5/01/2015		3,750,000	3,562,500
ERP Operating LP, 3.850%, 8/15/2026		1,500,000	1,511,250

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(e)	$3,820,000	$3,251,775

TOTAL CONVERTIBLE BONDS (Identified Cost $7,686,433)		8,325,525

TOTAL BONDS AND NOTES (Identified Cost $1,949,644,249)		1,969,233,816

	Shares
PREFERRED STOCKS – 0.0%
NON-CONVERTIBLE PREFERRED STOCKS – 0.0%
United States – 0.0%
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(f)(g) (Identified Cost $6,226,614)	342,760	116,538

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 1.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 6/30/2010 at 0.000% to be repurchased at $27,048,894 on 7/01/2010 collateralized by $27,560,000 Federal Home Loan Bank, 0.420% due 9/21/2010 valued at $27,594,450 including accrued interest(h) (Identified Cost $27,048,894)	$27,048,894	27,048,894

TOTAL INVESTMENTS – 97.1% (Identified Cost $1,982,919,757)(a)		1,996,399,248
Other assets less liabilities – 2.9%		59,147,491

NET ASSETS – 100.0%		$2,055,546,739

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $1,988,399,711 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$78,097,309
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(70,097,772)

Net unrealized appreciation	$7,999,537

At September 30, 2009, the Fund had a capital loss carryforward of $31,183,878 of which $1,046,616 expires on September 30, 2014; $5,497,643 expires on September 30, 2015; $3,309,847 expires on September 30, 2016 and $21,329,772 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $67,714,661. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for forward foreign currency contracts.
(c)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(d)	Illiquid security. At June 30, 2010, the value of this security amounted to $7,794,822 or 0.4% of net assets.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(g)	Non-income producing security.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $339,523,752 or 16.5% of net assets.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; CHF: Swiss Franc; DKK: Danish Krone; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; JPY: Japanese Yen; MXN: Mexican Peso; NOK: Norwegian Krone; SEK: Swedish Krona; SGD: Singapore Dollar

Credit Default Swap Agreement

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. If a credit event occurs, the protection seller must pay the protection buyer the agreed upon notional value (“par value”) of the reference obligation in exchange for the reference obligation (or may pay the difference between the par value and market value of the reference obligation). The Fund may also make or receive upfront payments.

The notional amounts of credit default swaps are not recorded. Credit default swaps are marked-to-market daily. Fluctuations in the value of credit default swaps are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as realized gain or loss when received or paid. Upfront fees received or paid by the Fund are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

Credit default swaps are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements. The Fund covers its net obligations under outstanding credit default swaps by segregating liquid assets in the form of collateral.

At June 30, 2010, the Fund had the following open credit default swap agreement:

Buy Protection

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Notional Value	Unamortized Up Front Payment Pay/(Receive)	Market Value	Unrealized Appreciation
JPMorgan Chase	CDX North America Investment Grade Index	(1.00%)	06/20/2015	$42,340,000	$(274,106)	$372,802	$635,146	*

*	Unrealized appreciation is net of fees payable of $11,761.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities to or from the counterparty as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	11/16/2010	Chinese Renminbi	138,000,000	20,414,444	(520,022)
Sell[1]	11/16/2010	Chinese Renminbi	138,000,000	20,414,444	55,777
Sell[2]	09/15/2010	Danish Krone	230,000,000	37,766,532	260,682
Buy[3]	09/23/2010	Indian Rupee	949,000,000	20,249,430	(453,013)
Sell[3]	09/23/2010	Indian Rupee	949,000,000	20,249,430	113,192
Sell[3]	09/13/2010	Japanese Yen	1,520,000,000	17,212,260	(592,065)
Buy[4]	09/22/2010	Malaysian Ringgit	69,000,000	21,234,240	444,846
Buy[2]	07/13/2010	Singapore Dollar	29,000,000	20,725,489	(25,110)
Buy[3]	09/13/2010	South Korean Won	21,500,000,000	17,553,044	332,380
Buy[2]	09/13/2010	South Korean Won	43,930,000,000	35,865,360	676,318
Buy[5]	09/13/2010	South Korean Won	47,700,000,000	38,943,266	706,793

Total					$999,778

[1]	Counterparty is Morgan Stanley & Co., Inc.
[2]	Counterparty is Barclays Bank PLC.
[3]	Counterparty is UBS.
[4]	Counterparty is JPMorgan Chase Bank.
[5]	Counterparty is Credit Suisse.

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Netherlands	$—	$34,705,519	$4,707,589	$39,413,108
United States	—	627,612,225	5,008,100	632,620,325
All Other Non-Convertible Bonds*	—	1,986,683,558	—	1,986,683,558

Total Non-Convertible Bonds	—	1,951,192,602	9,715,689	1,960,908,291

Convertible Bonds*	—	8,325,525	—	8,325,525

Total Bonds and Notes	—	1,959,518,127	9,715,689	1,969,233,816

Preferred Stocks*	—	116,538	—	116,538
Short-Term Investments	—	27,048,894	—	27,048,894

Total Investments	—	1,986,683,559	9,715,689	1,996,399,248

Credit Default Swap Agreement*	—	372,802	—	372,802
Forward Foreign Currency Contracts (unrealized appreciation)*	—	2,589,988	—	2,589,988

Total	$—	$1,989,646,349	$9,715,689	$1,999,362,038

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,590,210)	$—	$(1,590,210)

*	Major categories of the Fund’s investments, credit default swap agreements and forward foreign currency contracts are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
Ireland	$4,139,625	$2,399	$(77,913)	$6,195	$(4,070,306)	$—	$—	$—
Netherlands	—	—	—	(33,456)	4,741,045	—	—	4,707,589
Supranational	6,678,449	—	—	—	—	—	(6,678,449)	—
United States	14,464,520	—	—	9,156	4,998,944	—	(14,464,520)	5,008,100

Total	$25,282,594	$2,399	$(77,913)	$(18,105)	$5,669,683	$—	$(21,142,969)	$9,715,689

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

Securities valued at $14,464,520 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

Securities valued at $6,678,449 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs observable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses includes forward foreign currency contracts and swaps.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the funds. During the period ended June 30, 2010, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps to reduce its credit exposure to issuers of bonds it holds without having to sell the bonds. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of the fees paid by the protection buyer. During the period ended June 30, 2010, the Fund engaged in credit default swap transactions as a protection buyer for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts and swap transactions. These agreements contain contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such contingent features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value.

The following is a summary of derivative instruments for the Fund as of June 30, 2010:

Asset Derivatives	Forwards	Swaps
Foreign exchange contracts	$2,589,988	—
Credit Contracts	—	$372,802

Liability Derivatives	Forwards
Foreign exchange contracts	$(1,590,210)

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Treasuries	40.1%
Sovereigns	6.1
Banking	6.1
Wirelines	3.2
ABS Car Loan	2.4
Local Authorities	2.3
Government Owned - No Guarantee	2.3
Supranational	2.2
Government Guaranteed	2.2
Other Investments, less than 2% each	28.9
Short-Term Investments	1.3

Total Investments	97.1
Other assets less liabilities (including open credit default swap agreement & open forward foreign currency contracts)	2.9

Net Assets	100.0%

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Global Bond Fund - continued

CURRENCY EXPOSURE AT JUNE 30, 2010 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	44.5%
Euro	19.5
Japanese Yen	9.5
British Pound	6.1
Canadian Dollar	3.5
Swedish Krona	2.8
Norwegian Krone	2.6
Mexican Peso	2.6
Other, less than 2% each	6.0

Total Investments	97.1
Other assets less liabilities (including open credit default swap agreement & open forward foreign currency contracts)	2.9

Net Assets	100.0%

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 93.8% of Net Assets
NON-CONVERTIBLE BONDS – 83.9%
ABS Home Equity – 1.4%
Asset Backed Funding Certificates, Series 2006-HE1, Class A2B, 0.457%, 1/25/2037(b)	$250,000	$131,914
Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 0.847%, 5/25/2034(b)	50,000	34,354
Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, 0.947%, 10/25/2034(b)	188,998	108,234
GSAMP Trust, Series 2006- HE5, Class A2C, 0.497%, 8/25/2036(b)	275,000	113,903
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 0.997%, 10/25/2034(b)	100,000	60,491
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 0.827%, 8/25/2035(b)	450,000	216,814
Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.997%, 12/26/2034(b)	125,000	80,291
Structured Asset Securities Corp., Series 2007-EQ1, Class A2, 0.437%, 3/25/2037(b)	203,054	133,018

		879,019

ABS Other – 0.1%
Diamond Resorts Owner Trust, Series 2009-1, Class B, 12.000%, 3/20/2026, 144A	79,270	74,118

Aerospace & Defense – 1.4%
Bombardier, Inc., 7.450%, 5/01/2034, 144A	885,000	823,050
Oshkosh Corp., 8.250%, 3/01/2017	35,000	36,400

		859,450

Airlines – 3.2%
American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	48,908	47,319
Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	140,710	138,811
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	50,324	45,795
Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	117,894	107,460
Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	128,161	117,908
Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	13,516	13,111
Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	66,162	62,192
Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	220,000	231,000
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	210,674	208,041
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	651,730	620,772
Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	422,145	392,410

		1,984,819

Automotive – 3.2%
ArvinMeritor, Inc., 8.125%, 9/15/2015	75,000	72,000
Cummins, Inc., 6.750%, 2/15/2027	139,000	148,943
Ford Motor Co., 6.625%, 2/15/2028	165,000	129,525
Ford Motor Co., 7.125%, 11/15/2025	35,000	29,050
Ford Motor Co., 7.450%, 7/16/2031	775,000	699,437

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Automotive – continued
Ford Motor Co., 7.500%, 8/01/2026	$110,000	$94,050
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	225,000	230,083
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	320,000	272,800
Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	125,000	135,938
TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	200,000	194,000

		2,005,826

Building Materials – 1.7%
Masco Corp., 4.800%, 6/15/2015	110,000	102,160
Masco Corp., 6.500%, 8/15/2032	155,000	131,034
Owens Corning, Inc., 7.000%, 12/01/2036	130,000	129,368
Texas Industries, Inc., 7.250%, 7/15/2013	70,000	67,725
USG Corp., 6.300%, 11/15/2016	720,000	621,000
USG Corp., 9.500%, 1/15/2018	30,000	29,700

		1,080,987

Chemicals – 1.6%
Georgia Gulf Corp., 9.000%, 1/15/2017, 144A	60,000	60,900
Hercules, Inc., 6.500%, 6/30/2029	675,000	526,500
Koppers, Inc., 7.875%, 12/01/2019	110,000	111,100
LBI Escrow Corp., 8.000%, 11/01/2017, 144A	165,000	169,950
Methanex Corp., 6.000%, 8/15/2015	150,000	145,854

		1,014,304

Collateralized Mortgage Obligations – 2.8%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.607%, 1/25/2036(b)	162,387	90,390
Banc of America Alternative Loan Trust, Series 2005-10, Class 1CB1, 0.747%, 11/25/2035(b)	79,156	58,899
Banc of America Funding Corp., Series 2005-5, Class 1A11, 5.500%, 9/25/2035	143,116	129,838
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.923%, 11/25/2035(b)	167,860	144,583
Impac CMB Trust, Series 2005-3, Class A1, 0.587%, 8/25/2035(b)	205,195	138,727
Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 5.202%, 4/25/2035(b)	191,604	166,178
Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.847%, 1/25/2036(b)	273,062	172,664
Lehman Mortgage Trust, Series 2006-6, Class 5A1, 0.847%, 12/25/2036(b)	221,788	159,611
Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 9/25/2037	292,162	224,744
Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.981%, 3/25/2035(b)	115,769	99,530
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 5.386%, 11/25/2037(b)	210,658	143,025
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.527%, 11/25/2036(b)	411,426	233,033

		1,761,222

Commercial Mortgage-Backed Securities – 0.2%
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.830%, 9/15/2039(b)	100,000	95,013

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Construction Machinery – 1.1%
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.250%, 11/15/2019, 144A	$180,000	$181,800
Terex Corp., 8.000%, 11/15/2017	140,000	129,500
United Rentals North America, Inc., 7.000%, 2/15/2014	400,000	376,000

		687,300

Consumer Cyclical Services – 0.0%
KAR Auction Services, Inc., 10.000%, 5/01/2015	4,000	4,080

Consumer Products – 0.0%
Jostens IH Corp., 7.625%, 10/01/2012	25,000	25,000

Electric – 6.0%
AES Corp. (The), 8.000%, 10/15/2017	20,000	20,200
AES Corp. (The), 8.000%, 6/01/2020	325,000	326,625
CE Generation LLC, 7.416%, 12/15/2018	52,975	53,910
Dynegy Holdings, Inc., 7.125%, 5/15/2018	195,000	129,675
Dynegy Holdings, Inc., 7.625%, 10/15/2026	325,000	186,875
Dynegy Holdings, Inc., 7.750%, 6/01/2019	350,000	241,938
Dynegy Holdings, Inc., 8.375%, 5/01/2016	280,000	221,550
Edison Mission Energy, 7.625%, 5/15/2027	525,000	297,937
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	460,000	271,400
NSG Holdings LLC, 7.750%, 12/15/2025, 144A	355,000	312,400
RRI Energy, Inc., 7.875%, 6/15/2017	345,000	326,025
TXU Corp., Series P, 5.550%, 11/15/2014	160,000	113,660
TXU Corp., Series Q, 6.500%, 11/15/2024	1,415,000	636,750
TXU Corp., Series R, 6.550%, 11/15/2034	515,000	229,175
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	365,000	322,846

		3,690,966

Food & Beverage – 0.2%
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	110,000	109,450

Gaming – 0.7%
MGM MIRAGE, 7.500%, 6/01/2016	290,000	228,375
MGM MIRAGE, 7.625%, 1/15/2017	145,000	113,463
MGM MIRAGE, 9.000%, 3/15/2020, 144A	115,000	118,162

		460,000

Government Owned - No Guarantee – 0.4%
DP World Ltd., 6.850%, 7/02/2037, 144A	300,000	238,646

Healthcare – 6.1%
HCA, Inc., 5.750%, 3/15/2014	15,000	13,950
HCA, Inc., 6.375%, 1/15/2015	510,000	476,212
HCA, Inc., 6.500%, 2/15/2016	720,000	671,400
HCA, Inc., 7.050%, 12/01/2027	430,000	365,500
HCA, Inc., 7.500%, 12/15/2023	30,000	26,550
HCA, Inc., 7.500%, 11/06/2033	840,000	718,200
HCA, Inc., 7.690%, 6/15/2025	160,000	143,200
HCA, Inc., 8.360%, 4/15/2024	40,000	37,200
HCA, Inc., MTN, 7.580%, 9/15/2025	200,000	176,000
HCA, Inc., MTN, 7.750%, 7/15/2036	20,000	17,050
Quintiles Transnational Corp., 9.500%, 12/30/2014, 144A(d)	330,000	331,650

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Healthcare – continued
Tenet Healthcare Corp., 6.875%, 11/15/2031	$1,015,000	$791,700

		3,768,612

Home Construction – 2.5%
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	305,000	299,662
KB Home, 5.875%, 1/15/2015	390,000	347,100
KB Home, 6.250%, 6/15/2015	265,000	235,850
KB Home, 7.250%, 6/15/2018	290,000	256,650
Pulte Group, Inc., 6.000%, 2/15/2035	475,000	346,750
Pulte Group, Inc., 6.375%, 5/15/2033	100,000	77,000

		1,563,012

Independent Energy – 4.4%
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	595,000	586,075
Pioneer Natural Resources Co., 5.875%, 7/15/2016	20,000	19,980
Pioneer Natural Resources Co., 6.875%, 5/01/2018	260,000	261,086
Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,320,000	1,261,432
Swift Energy Co., 7.125%, 6/01/2017	620,000	571,950

		2,700,523

Industrial Other – 0.7%
Chart Industries, Inc., 9.125%, 10/15/2015	305,000	306,525
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	155,000	139,500

		446,025

Lodging – 0.6%
Host Marriott LP, Series O, 6.375%, 3/15/2015	50,000	49,000
Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	315,000	307,913

		356,913

Media Cable – 1.8%
CSC Holdings LLC, 7.625%, 7/15/2018	640,000	647,200
Virgin Media Finance PLC, 8.375%, 10/15/2019	300,000	303,750
Virgin Media Finance PLC, 9.125%, 8/15/2016	175,000	181,125

		1,132,075

Media Non-Cable – 1.0%
Intelsat Corp., 6.875%, 1/15/2028	235,000	190,350
Intelsat Luxembourg SA, 11.250%, 2/04/2017	395,000	399,938

		590,288

Metals & Mining – 1.2%
Prime Dig Pte Ltd., 11.750%, 11/03/2014, 144A	400,000	404,000
United States Steel Corp., 6.050%, 6/01/2017	80,000	76,000
United States Steel Corp., 6.650%, 6/01/2037	275,000	236,500

		716,500

Non-Captive Consumer – 3.4%
American General Finance Corp., Series J, MTN, 6.500%, 9/15/2017	400,000	312,000
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	300,000	238,875
SLM Corp., Series A, MTN, 5.000%, 6/15/2018	65,000	52,073
SLM Corp., Series A, MTN, 5.625%, 8/01/2033	850,000	623,858
SLM Corp., Series A, MTN, 8.450%, 6/15/2018	944,000	871,134

		2,097,940

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – 5.3%
Ally Financial, Inc., 6.750%, 12/01/2014	$1,375,000	$1,330,312
Ally Financial, Inc., 6.875%, 8/28/2012	41,000	41,103
Ally Financial, Inc., 7.000%, 2/01/2012	63,000	63,394
Ally Financial, Inc., 7.250%, 3/02/2011	63,000	64,024
Ally Financial, Inc., 8.000%, 11/01/2031	331,000	305,347
Ally Financial, Inc., 8.300%, 2/12/2015, 144A	95,000	96,187
CIT Group, Inc., 7.000%, 5/01/2016	45,000	41,063
CIT Group, Inc., 7.000%, 5/01/2017	190,000	171,000
International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	365,000	333,975
International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	10,000	9,025
International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	185,000	164,187
International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	340,000	315,350
iStar Financial, Inc., 5.150%, 3/01/2012	130,000	106,600
iStar Financial, Inc., 5.650%, 9/15/2011	45,000	40,500
iStar Financial, Inc., 5.800%, 3/15/2011	20,000	18,600
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	190,000	150,100

		3,250,767

Oil Field Services – 1.5%
Basic Energy Services, Inc., 7.125%, 4/15/2016	680,000	564,400
Complete Production Services, Inc., 8.000%, 12/15/2016	35,000	34,213
Parker Drilling Co., 9.125%, 4/01/2018, 144A	130,000	123,500
Pioneer Drilling Co., 9.875%, 3/15/2018, 144A	235,000	230,300

		952,413

Paper – 2.3%
Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	249,000	252,735
Georgia-Pacific LLC, 7.375%, 12/01/2025	495,000	497,475
Westvaco Corp., 7.950%, 2/15/2031	190,000	198,823
Westvaco Corp., 8.200%, 1/15/2030	455,000	480,099

		1,429,132

Refining – 0.9%
Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	500,000	435,000
Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	150,000	122,250

		557,250

REITs – 0.1%
Felcor Lodging LP, 10.000%, 10/01/2014	55,000	57,475

Retailers – 4.0%
Dillard’s, Inc., 6.625%, 1/15/2018	155,000	141,050
Dillard’s, Inc., 7.000%, 12/01/2028	480,000	393,600
Dillard’s, Inc., 7.130%, 8/01/2018	175,000	164,500
Dillard’s, Inc., 7.875%, 1/01/2023	75,000	66,750
Foot Locker, Inc., 8.500%, 1/15/2022	280,000	263,200
J.C. Penney Corp., Inc., 6.375%, 10/15/2036	20,000	18,900
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	15,000	14,100
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	180,000	166,050

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Retailers – continued
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	$300,000	$288,750
Toys R Us, Inc., 7.375%, 10/15/2018	985,000	925,900

		2,442,800

Supermarkets – 2.6%
American Stores Co., 8.000%, 6/01/2026	70,000	59,500
New Albertson’s, Inc., 7.450%, 8/01/2029	1,075,000	892,250
New Albertson’s, Inc., 7.750%, 6/15/2026	220,000	182,600
New Albertson’s, Inc., 8.000%, 5/01/2031	30,000	25,950
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	605,000	441,650

		1,601,950

Technology – 6.1%
Activant Solutions, Inc., 9.500%, 5/01/2016	90,000	86,643
Advanced Micro Devices, Inc., 8.125%, 12/15/2017, 144A	190,000	189,050
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,020,000	1,993,200
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	290,000	191,400
First Data Corp., 9.875%, 9/24/2015	570,000	433,200
Motorola, Inc., 6.500%, 9/01/2025	165,000	164,290
Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	860,000	576,200
Nortel Networks Ltd., 6.875%, 9/01/2023(e)	125,000	33,750
Xerox Capital Trust I, 8.000%, 2/01/2027	90,000	90,485

		3,758,218

Textile – 0.6%
Jones Apparel Group, Inc., 6.125%, 11/15/2034	425,000	340,531

Transportation Services – 1.4%
APL Ltd., 8.000%, 1/15/2024(c)	185,000	120,250
Atlas Air, Inc., Series B, 7.680%, 7/02/2015	26,752	25,146
Atlas Air, Inc., Series C, 8.010%, 7/02/2011(f)	347,188	274,279
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/2018, 144A	170,000	171,700
Overseas Shipholding Group, 7.500%, 2/15/2024	155,000	133,300
Teekay Corp., 8.500%, 1/15/2020	130,000	129,350

		854,025

Wireless – 3.7%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	170,000	161,500
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	40,000	38,750
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	520,000	482,300
NII Capital Corp., 8.875%, 12/15/2019	125,000	126,250
NII Capital Corp., 10.000%, 8/15/2016	760,000	799,900
Sprint Capital Corp., 6.875%, 11/15/2028	311,000	258,130
Sprint Nextel Corp., 6.000%, 12/01/2016	502,000	450,545

		2,317,375

Wirelines – 9.7%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A	765,000	678,937
Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	300,000	291,000
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	185,000	127,650
FairPoint Communications, Inc., 13.125%, 4/02/2018(e)	257,785	23,201
Frontier Communications Corp., 7.000%, 11/01/2025	15,000	12,713
Frontier Communications Corp., 7.125%, 3/15/2019	80,000	74,000

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Frontier Communications Corp., 7.450%, 7/01/2035	$325,000	$253,094
Frontier Communications Corp., 7.875%, 1/15/2027	805,000	726,512
Global Crossing Ltd., 12.000%, 9/15/2015, 144A	500,000	530,000
Level 3 Financing, Inc., 8.750%, 2/15/2017	790,000	683,350
Level 3 Financing, Inc., 9.250%, 11/01/2014	835,000	757,762
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,030,000	968,200
Qwest Capital Funding, Inc., 6.875%, 7/15/2028	480,000	405,600
Qwest Capital Funding, Inc., 7.625%, 8/03/2021	315,000	296,100
Qwest Corp., 6.875%, 9/15/2033	190,000	174,325
Qwest Corp., 7.250%, 9/15/2025	10,000	9,600

		6,012,044

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $54,671,212)		51,916,068

CONVERTIBLE BONDS – 9.9%
Automotive – 1.6%
ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	55,000	42,625
Ford Motor Co., 4.250%, 11/15/2016	640,000	797,600
Navistar International Corp., 3.000%, 10/15/2014	115,000	134,837

		975,062

Diversified Manufacturing – 0.7%
Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	170,000	156,188
Trinity Industries, Inc., 3.875%, 6/01/2036	330,000	253,275

		409,463

Electric – 0.6%
CMS Energy Corp., 5.500%, 6/15/2029	330,000	383,625

Healthcare – 0.9%
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(g)	445,000	378,806
LifePoint Hospitals, Inc., 3.500%, 5/15/2014	165,000	152,419

		531,225

Independent Energy – 0.1%
Penn Virginia Corp., 4.500%, 11/15/2012	90,000	83,925

Lodging – 0.6%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	355,000	336,363

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031	151,616	83,010

Metals & Mining – 0.4%
Peabody Energy Corp., 4.750%, 12/15/2066	230,000	224,250

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 0.791%, 10/01/2012(b)	5,000	3,600

Pharmaceuticals – 0.8%
Human Genome Sciences, Inc., 2.250%, 8/15/2012	325,000	475,312
Kendle International, Inc., 3.375%, 7/15/2012	50,000	46,000

		521,312

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Technology – 2.5%
Advanced Micro Devices, Inc., 6.000%, 5/01/2015	$250,000	$237,500
Ciena Corp., 0.250%, 5/01/2013	5,000	4,044
Ciena Corp., 0.875%, 6/15/2017	450,000	279,562
Ciena Corp., 4.000%, 3/15/2015	30,000	28,013
Intel Corp., 2.950%, 12/15/2035	435,000	413,250
Intel Corp., 3.250%, 8/01/2039, 144A	440,000	495,550
Maxtor Corp., 5.750%, 3/01/2012(c)	95,000	93,100

		1,551,019

Wirelines – 1.6%
Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	1,014,000	982,312

TOTAL CONVERTIBLE BONDS (Identified Cost $5,640,969)		6,085,166

TOTAL BONDS AND NOTES (Identified Cost $60,312,181)		58,001,234

BANK LOANS – 0.3%
Food & Beverage – 0.0%
Dole Food Company, Inc., Credit Link Deposit, 8.045%, 8/30/2010(h)	2,041	2,034

Media Non-Cable – 0.2%
Tribune Company, Term Loan X, 5.000%, 6/04/2009(e)(h)(k)	181,970	107,726

Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., New Tranche C Term Loan, 4.750%, 5/30/2014(d)(h)	61,917	51,468

TOTAL BANK LOANS (Identified Cost $235,644)		161,228

	Shares
PREFERRED STOCKS – 2.3%
Automotive – 0.4%
Ford Motor Co. Capital Trust II, 6.500%(f)	6,225	274,834

Banking – 0.5%
Ally Financial, Inc., Series G, 7.000%, 144A	428	332,676

Capital Markets – 0.3%
Newell Financial Trust I, 5.250%	5,724	200,340

Electric Utilities – 0.6%
AES Trust III, 6.750%	7,975	345,417

Oil, Gas & Consumable Fuels – 0.5%
El Paso Energy Capital Trust I, 4.750%	8,050	291,813

Thrifts & Mortgage Finance – 0.0%
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(f)(i)	4,500	1,530

TOTAL PREFERRED STOCKS (Identified Cost $1,183,287)		1,446,610

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Shares	Value (†)
COMMON STOCKS – 0.3%
Media – 0.0%
Dex One Corp.(f)	321	$6,099

Oil, Gas & Consumable Fuels – 0.3%
Chesapeake Energy Corp.	9,278	194,374

TOTAL COMMON STOCKS (Identified Cost $430,632)		200,473

	Principal Amount
SHORT-TERM INVESTMENTS – 1.7%
Repurchase Agreement with State Street Corporation, dated 6/30/2010 at 0.000% to be repurchased at $402 on 7/01/2010 collateralized by $5,000 U.S. Treasury Note, 3.125% due 4/30/2017 valued at $5,252 including accrued interest(j)	$402	402
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $1,023,560 on 7/01/2010 collateralized by $1,045,000 Federal National Mortgage Association, 2.000% due 12/16/2013 valued at $1,046,306 including accrued interest(j)	1,023,560	1,023,560

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,023,962)		1,023,962

TOTAL INVESTMENTS – 98.4% (Identified Cost $63,185,706)(a)		60,833,507

Other assets less liabilities – 1.6%		1,018,201

NET ASSETS – 100.0%		$61,851,708

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized depreciation on investments based on a cost of $63,240,295 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,588,230
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,995,018)

Net unrealized depreciation	$(2,406,788)

At September 30, 2009, the Fund had a capital loss carryforward of $811,815 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $6,438,019. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(c)	Illiquid security. At June 30, 2010, the value of these securities amounted to $1,789,908 or 2.9% of net assets.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2010.
(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(k)	Issuer has filed for bankruptcy.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $9,398,449 or 15.2% of net assets.

ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Electric	$—	$3,504,091	$186,875	$3,690,966
All Other Non-Convertible Bonds*	—	48,225,102	—	48,225,102
Total Non-Convertible Bonds	—	51,729,193	186,875	51,916,068
Convertible Bonds*	—	6,085,166	—	6,085,166
Total Bonds and Notes	—	57,814,359	186,875	58,001,234
Bank Loans*	—	161,228	—	161,228
Preferred Stocks
Automotive	274,834	—	—	274,834
All Other Preferred Stocks*	—	1,171,776	—	1,171,776
Total Preferred Stocks	274,834	1,171,776	—	1,446,610
Common Stocks*	200,473	—	—	200,473
Short-Term Investments	—	1,023,962	—	1,023,962

Total	$475,307	$60,171,325	$186,875	$60,833,507

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
Airlines	$534,446	$—	$—	$—	$—	$—	$(534,446)	$—
Collateralized Mortgage Obligations	57,083	—	—	—	—	—	(57,083)	—
Electric	257,001	131	8,908	(43,002)	(258,788)	222,625	—	186,875
Technology	112,500	404	45,763	(27,119)	(131,548)	—	—	—
Convertible Bonds
Technology	99,190	—	—	—	—	—	(99,190)	—
Wirelines	1,074,840	—	—	—	—	—	(1,074,840)	—

Total	$2,135,060	$535	$54,671	$(70,121)	$(390,336)	$222,625	$(1,765,559)	$186,875

Securities valued at $1,765,559 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

Securities valued at $222,625 were transferred from Level 2 to Level 3 during the period ended June 30, 2010. At September 30, 2009, these securities were valued on the basis of evaluated bids furnished to the Fund; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Wirelines	11.4%
Technology	8.6
Healthcare	7.0
Electric	6.6
Non-Captive Diversified	5.3
Automotive	5.2
Independent Energy	4.5
Retailers	4.0
Wireless	3.7
Non-Captive Consumer	3.4
Airlines	3.2
Collateralized Mortgage Obligations	2.8
Supermarkets	2.6
Home Construction	2.5
Paper	2.3
Other Investments, less than 2% each	23.6
Short-Term Investments	1.7

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – 99.2% of Net Assets
NON-CONVERTIBLE BONDS – 99.2%
Banking – 1.0%
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		$10,000		$9,790
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		145,000		142,149

				151,939

Building Materials – 0.1%
Masco Corp., 7.125%, 3/15/2020		10,000		9,710

Chemicals – 0.1%
CF Industries, Inc., 6.875%, 5/01/2018		25,000		25,438

Construction Machinery – 1.1%
Joy Global, Inc., 6.625%, 11/15/2036		165,000		174,717

Food & Beverage – 0.7%
Bottling Group LLC, 5.125%, 1/15/2019		40,000		44,443
Dean Foods Co., 6.900%, 10/15/2017		75,000		68,250

				112,693

Independent Energy – 0.2%
Chesapeake Energy Corp., 6.500%, 8/15/2017		35,000		34,519

Life Insurance – 0.4%
Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A		60,000		58,792

Lodging – 0.3%
Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027		50,000		43,500

Media Non-Cable – 0.2%
CBS Corp., 5.500%, 5/15/2033		30,000		27,552

Metals & Mining – 0.8%
Alcoa, Inc., 5.950%, 2/01/2037		85,000		72,402
United States Steel Corp., 6.650%, 6/01/2037		55,000		47,300

				119,702

Paper – 0.5%
Georgia-Pacific LLC, 7.700%, 6/15/2015		70,000		72,975

Pipelines – 0.2%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		3,000		3,255
Southern Natural Gas Co., 7.350%, 2/15/2031		30,000		31,764

				35,019

Sovereigns – 0.8%
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	15,000	(††)	124,971

Technology – 1.2%
Agilent Technologies, Inc., 6.500%, 11/01/2017		105,000		115,968
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		90,000		59,400
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028		15,000		9,900

				185,268

Textile – 0.1%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		10,000		8,013

Tobacco – 1.1%
Altria Group, Inc., 9.950%, 11/10/2038		130,000		170,789

Treasuries – 86.8%
U.S. Treasury Inflation Indexed Bond, 1.625%, 1/15/2018		525,488		553,897
U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/2028		910,499		923,587
U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026		115,326		121,948
U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040		216,847		237,600

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Treasuries – continued
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2017		$799,933	$883,113
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025		693,900	769,741
U.S. Treasury Inflation Indexed Bond, 2.500%, 7/15/2016		296,849	330,337
U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032		1,068,491	1,391,125
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2013		268,156	273,666
U.S. Treasury Inflation Indexed Note, 1.375%, 1/15/2020		302,427	309,681
U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015		1,238,712	1,307,615
U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013		682,485	721,887
U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015		890,996	954,688
U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014		300,849	320,498
U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014		850,028	912,053
U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016		917,114	989,408
U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2027		421,586	467,038
U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017		752,051	848,349
U.S. Treasury Inflation Indexed Note, 3.000%, 7/15/2012		1,018,450	1,083,455

			13,399,686

Wireless – 0.8%
ALLTEL Corp., 7.875%, 7/01/2032		20,000	25,224
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		20,000	19,000
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		5,000	4,844
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		10,000	9,275
Sprint Capital Corp., 6.875%, 11/15/2028		85,000	70,550

			128,893

Wirelines – 2.8%
AT&T Corp., 8.000%, 11/15/2031		80,000	102,977
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	30,000	29,291
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,000	4,906
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	15,000	16,020
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	35,000	32,806
BellSouth Telecommunications, Inc., 7.000%, 12/01/2095		70,000	77,562
Embarq Corp., 7.995%, 6/01/2036		165,000	163,750

			427,312

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $14,671,057)			15,311,488

TOTAL BONDS AND NOTES (Identified Cost $14,671,057)			15,311,488

		Shares
PREFERRED STOCKS – 0.0%
NON-CONVERTIBLE PREFERRED STOCKS – 0.0%
Thrifts & Mortgage Finance – 0.0%
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(b)(c) (Identified Cost $27,500)		1,100	374

TOTAL PREFERRED STOCKS (Identified Cost $27,500)			374

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

Value (†)
TOTAL INVESTMENTS – 99.2% (Identified Cost $14,698,557)(a)	$15,311,862
Other assets less liabilities – 0.8%	127,662

NET ASSETS – 100.0%	$15,439,524

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $14,801,137 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$643,992
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(133,267)

Net unrealized appreciation	$510,725

At September 30, 2009, the Fund had a capital loss carryforward of $284,980 of which $19,853 expires on September 30, 2014; $155,005 expires on September 30, 2015 and $110,122 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $364,539. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $63,698 or 0.4% of net assets.
MTN	Medium Term Note

Key to Abbreviations: CAD: Canadian Dollar; MXN: Mexican Peso

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$15,311,488	$—	$15,311,488
Preferred Stocks	—	374	—	374

Total	$—	$15,311,862	$—	$15,311,862

*	Major categories of the Fund’s investments are included above.

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Treasuries	86.8%
Wirelines	2.8
Other Investments, less than 2% each	9.6

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 88.3% of Net Assets
NON-CONVERTIBLE BONDS – 67.6%
Aerospace & Defense – 0.6%
Bombardier, Inc., 7.350%, 12/22/2026	CAD	135,000	$125,699
Bombardier, Inc., 7.450%, 5/01/2034, 144A		2,175,000	2,022,750

			2,148,449

Airlines – 1.0%
American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011		15,049	14,560
Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022		339,065	347,542
Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019		291,948	283,190
Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017		160,316	150,697
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		423,201	403,099
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		490,762	485,854
United Air Lines, Inc., 9.875%, 8/01/2013, 144A		1,970,000	2,019,250

			3,704,192

Automotive – 3.2%
Cummins, Inc., 6.750%, 2/15/2027		500,000	535,766
FCE Bank PLC, EMTN, 4.625%, 10/25/2010	NOK	150,000	22,588
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	150,000	184,803
Ford Motor Co., 6.375%, 2/01/2029		15,000	11,475
Ford Motor Co., 6.500%, 8/01/2018		20,000	18,400
Ford Motor Co., 6.625%, 2/15/2028		95,000	74,575
Ford Motor Co., 6.625%, 10/01/2028		1,945,000	1,536,550
Ford Motor Co., 7.125%, 11/15/2025		230,000	190,900
Ford Motor Co., 7.450%, 7/16/2031		1,905,000	1,719,263
Ford Motor Co., 7.500%, 8/01/2026		40,000	34,200
Ford Motor Credit Co. LLC, 8.000%, 6/01/2014		2,795,000	2,884,605
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		940,000	961,236
Ford Motor Credit Co. LLC, 8.700%, 10/01/2014		1,250,000	1,302,736
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		2,090,000	1,781,725

			11,258,822

Banking – 1.3%
BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A	IDR	10,477,600,000	1,078,390
JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A	IDR	5,376,000,000	562,923
JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A	IDR	18,504,768,000	1,937,642
JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, 144A	IDR	9,533,078,500	1,028,395

			4,607,350

Building Materials – 1.8%
Masco Corp., 5.850%, 3/15/2017		440,000	429,222
Masco Corp., 6.125%, 10/03/2016		750,000	725,665
Masco Corp., 6.500%, 8/15/2032		670,000	566,403
Owens Corning, Inc., 7.000%, 12/01/2036		1,225,000	1,219,044
USG Corp., 6.300%, 11/15/2016		3,250,000	2,803,125
USG Corp., 9.500%, 1/15/2018		620,000	613,800

			6,357,259

Chemicals – 2.2%
Borden, Inc., 7.875%, 2/15/2023		1,824,000	1,249,440

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Chemicals – continued
Borden, Inc., 9.200%, 3/15/2021	$2,641,000	$1,901,520
Hercules, Inc., 6.500%, 6/30/2029	2,558,000	1,995,240
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014	2,920,000	2,759,400

		7,905,600

Commercial Mortgage-Backed Securities – 0.3%
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	555,000	526,971
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	415,000	406,023
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	205,000	200,339

		1,133,333

Construction Machinery – 2.1%
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	295,000	293,156
Terex Corp., 8.000%, 11/15/2017	1,200,000	1,110,000
United Rentals North America, Inc., 7.000%, 2/15/2014	4,215,000	3,962,100
United Rentals North America, Inc., 7.750%, 11/15/2013	1,085,000	1,055,162
United Rentals North America, Inc., 10.875%, 6/15/2016	965,000	1,034,963

		7,455,381

Consumer Cyclical Services – 0.1%
ServiceMaster Co. (The), 7.100%, 3/01/2018	135,000	113,400
ServiceMaster Co. (The), 7.450%, 8/15/2027	90,000	67,050

		180,450

Consumer Products – 0.2%
Acco Brands Corp., 7.625%, 8/15/2015	945,000	869,400

Electric – 2.8%
AES Corp. (The), 7.750%, 10/15/2015	645,000	653,062
AES Ironwood LLC, 8.857%, 11/30/2025	323,071	308,532
Dynegy Holdings, Inc., 7.125%, 5/15/2018	100,000	66,500
Dynegy Holdings, Inc., 7.625%, 10/15/2026	490,000	281,750
Dynegy Holdings, Inc., 7.750%, 6/01/2019	1,250,000	864,062
Dynegy Holdings, Inc., 8.375%, 5/01/2016	250,000	197,813
Midwest Generation LLC, Series B, 8.560%, 1/02/2016	346,527	342,196
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	1,685,000	994,150
NRG Energy, Inc., 7.375%, 2/01/2016	575,000	572,125
NRG Energy, Inc., 8.500%, 6/15/2019	180,000	182,925
Quezon Power Philippines Co., 8.860%, 6/15/2017	731,250	729,422
RRI Energy, Inc., 7.875%, 6/15/2017	1,025,000	968,625
Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015	2,090,000	1,379,400
TXU Corp., Series P, 5.550%, 11/15/2014	920,000	653,545
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	681,750
TXU Corp., Series R, 6.550%, 11/15/2034	420,000	186,900
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	1,000,000	884,510

		9,947,267

Food & Beverage – 0.2%
ARAMARK Corp., 5.000%, 6/01/2012	475,000	463,719

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Food & Beverage – continued
Smithfield Foods, Inc., 7.750%, 7/01/2017		$255,000	$243,525

			707,244

Government Owned-No Guarantee – 0.1%
DP World Ltd., 6.850%, 7/02/2037, 144A		400,000	318,195

Government Sponsored – 1.0%
Queensland Treasury Corp., 7.125%, 9/18/2017, 144A	NZD	4,720,000	3,522,034

Healthcare – 4.5%
HCA, Inc., 5.750%, 3/15/2014		410,000	381,300
HCA, Inc., 6.250%, 2/15/2013		30,000	29,475
HCA, Inc., 6.375%, 1/15/2015		560,000	522,900
HCA, Inc., 6.500%, 2/15/2016		550,000	512,875
HCA, Inc., 6.750%, 7/15/2013		20,000	19,600
HCA, Inc., 7.050%, 12/01/2027		1,000,000	850,000
HCA, Inc., 7.190%, 11/15/2015		965,000	858,850
HCA, Inc., 7.500%, 12/15/2023		865,000	765,525
HCA, Inc., 7.500%, 11/06/2033		4,200,000	3,591,000
HCA, Inc., 7.690%, 6/15/2025		1,370,000	1,226,150
HCA, Inc., 8.360%, 4/15/2024		375,000	348,750
HCA, Inc., MTN, 7.580%, 9/15/2025		560,000	492,800
HCA, Inc., MTN, 7.750%, 7/15/2036		1,520,000	1,295,800
Tenet Healthcare Corp., 6.875%, 11/15/2031		5,914,000	4,612,920
Tenet Healthcare Corp., 9.250%, 2/01/2015		300,000	309,750

			15,817,695

Home Construction – 0.9%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015		185,000	135,050
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		1,068,000	747,600
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		425,000	318,750
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		272,000	209,440
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016		755,000	528,500
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013		10,000	8,950
KB Home, 7.250%, 6/15/2018		1,260,000	1,115,100
Pulte Group, Inc., 6.000%, 2/15/2035		400,000	292,000

			3,355,390

Independent Energy – 2.0%
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	250,000	287,370
Chesapeake Energy Corp., 6.500%, 8/15/2017		1,110,000	1,094,737
Chesapeake Energy Corp., 6.875%, 11/15/2020		1,415,000	1,427,381
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		704,000	695,200
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		985,000	970,225
Pioneer Natural Resources Co., 5.875%, 7/15/2016		335,000	334,658
Pioneer Natural Resources Co., 6.875%, 5/01/2018		910,000	913,803
Pioneer Natural Resources Co., 7.200%, 1/15/2028		920,000	879,180
Swift Energy Co., 7.125%, 6/01/2017		415,000	382,837

			6,985,391

Industrial Other – 0.0%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		40,000	39,600

Life Insurance – 0.6%
MetLife, Inc., 10.750%, 8/01/2069		1,810,000	2,151,239

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Local Authorities – 3.3%
Province of Ontario, Canada, 4.200%, 3/08/2018	CAD	12,200,000	$11,865,934

Metals & Mining – 2.6%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		1,245,000	1,058,250
United States Steel Corp., 6.050%, 6/01/2017		4,740,000	4,503,000
United States Steel Corp., 6.650%, 6/01/2037		2,020,000	1,737,200
United States Steel Corp., 7.000%, 2/01/2018		2,035,000	2,012,106

			9,310,556

Non-Captive Consumer – 1.1%
American General Finance Corp., MTN, 5.750%, 9/15/2016		700,000	539,000
Residential Capital LLC, 9.625%, 5/15/2015		740,000	728,900
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		750,000	645,040
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		115,000	92,129
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		2,020,000	1,864,078

			3,869,147

Non-Captive Diversified – 5.9%
Ally Financial, Inc., 6.625%, 12/17/2010		23,000	23,029
Ally Financial, Inc., 6.625%, 5/15/2012		47,000	47,000
Ally Financial, Inc., 6.750%, 12/01/2014		149,000	144,158
Ally Financial, Inc., 6.875%, 8/28/2012		94,000	94,235
Ally Financial, Inc., 7.000%, 2/01/2012		110,000	110,688
Ally Financial, Inc., 7.500%, 12/31/2013		314,000	313,215
Ally Financial, Inc., 8.000%, 12/31/2018		585,000	538,200
Ally Financial, Inc., 8.000%, 11/01/2031		208,000	191,880
Ally Financial, Inc., 8.300%, 2/12/2015, 144A		2,955,000	2,991,937
CIT Group, Inc., 7.000%, 5/01/2013		596,573	571,219
CIT Group, Inc., 7.000%, 5/01/2014		894,866	843,411
CIT Group, Inc., 7.000%, 5/01/2015		894,866	825,514
CIT Group, Inc., 7.000%, 5/01/2016		2,021,450	1,844,573
CIT Group, Inc., 7.000%, 5/01/2017		5,013,031	4,511,728
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	250,000	175,034
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	3,035,000	2,100,047
International Lease Finance Corp., 4.750%, 1/13/2012		375,000	354,844
International Lease Finance Corp., 5.000%, 9/15/2012		455,000	420,306
International Lease Finance Corp., 5.125%, 11/01/2010		1,245,000	1,234,106
International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013		320,000	292,800
International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010		250,000	249,062
International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013		820,000	760,550
iStar Financial, Inc., 5.500%, 6/15/2012		65,000	53,300
iStar Financial, Inc., 5.650%, 9/15/2011		100,000	90,000
iStar Financial, Inc., 5.875%, 3/15/2016		20,000	14,000
iStar Financial, Inc., 6.050%, 4/15/2015		20,000	14,400
iStar Financial, Inc., 8.625%, 6/01/2013		1,770,000	1,433,700
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		70,000	51,625

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	$565,000	$446,350

		20,740,911

Oil Field Services – 0.2%
Complete Production Services, Inc., 8.000%, 12/15/2016	595,000	581,613
Parker Drilling Co., 9.125%, 4/01/2018, 144A	210,000	199,500

		781,113

Packaging – 0.5%
Owens-Illinois, Inc., 7.800%, 5/15/2018	1,555,000	1,619,144

Paper – 2.9%
Georgia-Pacific LLC, 7.250%, 6/01/2028	1,240,000	1,224,500
Georgia-Pacific LLC, 7.750%, 11/15/2029	3,620,000	3,656,200
Georgia-Pacific LLC, 8.000%, 1/15/2024	1,270,000	1,346,200
Georgia-Pacific LLC, 8.875%, 5/15/2031	2,930,000	3,186,375
Stone Container Finance, 7.375%, 7/15/2014(d)	980,000	788,900

		10,202,175

Pharmaceuticals – 0.6%
Valeant Pharmaceuticals International, 8.375%, 6/15/2016	1,890,000	2,135,700

Pipelines – 2.0%
El Paso Corp., 6.950%, 6/01/2028	1,430,000	1,280,273
El Paso Corp., 7.420%, 2/15/2037	1,055,000	949,248
El Paso Corp., GMTN, 7.750%, 1/15/2032	2,210,000	2,183,973
El Paso Corp., GMTN, 7.800%, 8/01/2031	550,000	543,572
El Paso Corp., GMTN, 8.050%, 10/15/2030	1,105,000	1,092,396
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	1,000,000	960,000

		7,009,462

Property & Casualty Insurance – 0.1%
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	690,000	310,500

Railroads – 0.1%
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	314,000	222,940
Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	30,000	27,630

		250,570

REITs – 0.1%
Highwoods Properties, Inc., 5.850%, 3/15/2017	470,000	468,909

Retailers – 3.7%
Dillard’s, Inc., 6.625%, 1/15/2018	430,000	391,300
Dillard’s, Inc., 7.000%, 12/01/2028	450,000	369,000
Dillard’s, Inc., 7.130%, 8/01/2018	750,000	705,000
Dillard’s, Inc., 7.750%, 7/15/2026	1,570,000	1,350,200
Foot Locker, Inc., 8.500%, 1/15/2022	1,679,000	1,578,260
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	3,494,000	3,284,360
Macy’s Retail Holdings, Inc., 7.000%, 2/15/2028	295,000	283,937
Toys R Us, Inc., 7.375%, 10/15/2018	5,185,000	4,873,900
Toys R Us, Inc., 7.875%, 4/15/2013	197,000	197,985

		13,033,942

Sovereigns – 4.3%
Indonesia Government International Bond, 6.625%, 2/17/2037, 144A	3,132,000	3,288,600

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Sovereigns – continued
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		$650,000		$767,000
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	1,881,000,000		231,736
Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024	IDR	24,214,000,000		2,861,245
Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030	IDR	6,561,000,000		773,500
Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012	IDR	4,897,000,000		459,168
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	208,681	(††)	1,671,152
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	95,000	(††)	782,372
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	180,000	(††)	1,507,719
Republic of Brazil, 10.250%, 1/10/2028	BRL	4,170,000		2,330,464
Republic of Iceland, 7.250%, 5/17/2013	ISK	49,000,000		246,687
Republic of Iceland, 8.000%, 7/22/2011	ISK	51,465,000		248,258
Republic of Iceland, 13.750%, 12/10/2010	ISK	34,275,000		166,688

				15,334,589

Supermarkets – 1.0%
American Stores Co., 8.000%, 6/01/2026		110,000		93,500
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		1,865,000		1,440,712
New Albertson’s, Inc., 7.450%, 8/01/2029		1,525,000		1,265,750
New Albertson’s, Inc., 8.000%, 5/01/2031		480,000		415,200
New Albertson’s, Inc., 8.700%, 5/01/2030		180,000		163,800
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		240,000		175,200

				3,554,162

Supranational – 0.3%
European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A	IDR	1,639,380,000		149,470
Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013	IDR	8,600,000,000		749,097

				898,567

Technology – 3.2%
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		6,580,000		4,342,800
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028		3,055,000		2,016,300
Corning, Inc., 6.850%, 3/01/2029		801,000		897,970
Eastman Kodak Co., 7.250%, 11/15/2013		960,000		940,800
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		60,000		54,750
Freescale Semiconductor, Inc., 10.125%, 12/15/2016		210,000		168,000
Motorola, Inc., 6.500%, 9/01/2025		190,000		189,183
Motorola, Inc., 6.500%, 11/15/2028		700,000		706,368
Motorola, Inc., 6.625%, 11/15/2037		70,000		71,886
Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)		2,275,000		1,524,250
Nortel Networks Ltd., 6.875%, 9/01/2023(d)		1,000,000		270,000

				11,182,307

Textile – 0.2%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		890,000		713,113

Transportation Services – 1.4%
APL Ltd., 8.000%, 1/15/2024(c)		2,685,000		1,745,250
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016		317,623		268,391
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(e)		399,542		307,647
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(e)		40,344		32,678

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Transportation Services – continued
Atlas Air, Inc., Series B, 7.680%, 7/02/2015		$1,722,127	$1,618,800
Atlas Air, Inc., Series C, 8.010%, 7/02/2011(e)		289,324	228,566
Teekay Corp., 8.500%, 1/15/2020		740,000	736,300

			4,937,632

Treasuries – 1.1%
Canadian Government, 2.000%, 9/01/2012	CAD	3,935,000	3,732,437
Hellenic Republic Government Bond, 2.300%, 7/25/2030	EUR	144,477	72,503

			3,804,940

Wireless – 1.8%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		1,995,000	1,895,250
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		765,000	741,094
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		805,000	746,637
Sprint Capital Corp., 6.875%, 11/15/2028		1,525,000	1,265,750
Sprint Capital Corp., 6.900%, 5/01/2019		615,000	556,575
Sprint Capital Corp., 8.750%, 3/15/2032		215,000	205,325
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		1,170,000	1,149,525

			6,560,156

Wirelines – 6.3%
Axtel SAB de CV, 9.000%, 9/22/2019, 144A		410,000	364,900
FairPoint Communications, Inc., 13.125%, 4/02/2018(d)		5,334,157	480,074
Frontier Communications Corp., 7.875%, 1/15/2027		3,180,000	2,869,950
Frontier Communications Corp., 9.000%, 8/15/2031		2,330,000	2,161,075
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(d)		50,000	5
Level 3 Financing, Inc., 8.750%, 2/15/2017		590,000	510,350
Level 3 Financing, Inc., 9.250%, 11/01/2014		1,675,000	1,520,062
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		1,439,000	1,352,660
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		800,000	676,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		1,385,000	1,301,900
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		5,332,000	4,932,100
Qwest Corp., 6.500%, 6/01/2017		210,000	211,575
Qwest Corp., 6.875%, 9/15/2033		1,936,000	1,776,280
Qwest Corp., 7.200%, 11/10/2026		1,500,000	1,402,500
Qwest Corp., 7.250%, 9/15/2025		645,000	619,200
Qwest Corp., 7.250%, 10/15/2035		1,407,000	1,290,923
Qwest Corp., 7.500%, 6/15/2023		985,000	943,138

			22,412,692

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $217,668,523)			239,460,512

CONVERTIBLE BONDS – 20.5%
Airlines – 0.2%
AMR Corp., 6.250%, 10/15/2014		520,000	495,300
UAL Corp., 4.500%, 6/30/2021		175,000	169,960

			665,260

Automotive – 1.2%
Ford Motor Co., 4.250%, 11/15/2016		3,530,000	4,399,263

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Construction Machinery – 0.0%
United Rentals North America, Inc., 1.875%, 10/15/2023	$40,000	$39,600

Diversified Manufacturing – 1.1%
Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	3,420,000	3,142,125
Trinity Industries, Inc., 3.875%, 6/01/2036	840,000	644,700

		3,786,825

Electric – 0.1%
CMS Energy Corp., 5.500%, 6/15/2029	250,000	290,625

Healthcare – 3.1%
Affymetrix, Inc., 3.500%, 1/15/2038	1,216,000	1,135,440
Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	3,325,000	3,545,281
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	2,470,000	2,102,588
LifePoint Hospitals, Inc., 3.250%, 8/15/2025	345,000	323,006
LifePoint Hospitals, Inc., 3.500%, 5/15/2014	860,000	794,425
Omnicare, Inc., 3.250%, 12/15/2035	3,833,000	3,171,807

		11,072,547

Independent Energy – 0.9%
Chesapeake Energy Corp., 2.250%, 12/15/2038	4,135,000	2,982,369
Penn Virginia Corp., 4.500%, 11/15/2012	280,000	261,100

		3,243,469

Lodging – 0.7%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	2,514,000	2,382,015

Media Non-Cable – 0.0%
Liberty Media LLC, 3.500%, 1/15/2031	61,466	33,653

Metals & Mining – 1.3%
Steel Dynamics, Inc., 5.125%, 6/15/2014	1,250,000	1,342,188
United States Steel Corp., 4.000%, 5/15/2014	2,280,000	3,189,150

		4,531,338

Pharmaceuticals – 4.2%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	2,215,000	3,488,625
Human Genome Sciences, Inc., 2.250%, 8/15/2012	3,325,000	4,862,812
Kendle International, Inc., 3.375%, 7/15/2012	2,715,000	2,497,800
Nektar Therapeutics, 3.250%, 9/28/2012	2,091,000	2,004,746
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,165,000	1,949,919

		14,803,902

Technology – 5.7%
Advanced Micro Devices, Inc., 5.750%, 8/15/2012	1,214,000	1,191,238
Advanced Micro Devices, Inc., 6.000%, 5/01/2015	1,960,000	1,862,000
Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	1,835,000	1,545,987
Ciena Corp., 0.250%, 5/01/2013	540,000	436,725
Ciena Corp., 0.875%, 6/15/2017	2,920,000	1,814,050
Ciena Corp., 4.000%, 3/15/2015	175,000	163,406
Intel Corp., 3.250%, 8/01/2039, 144A	5,750,000	6,475,937
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,020,000	2,816,150
Maxtor Corp., 5.750%, 3/01/2012(c)	1,150,000	1,127,000
Micron Technology, Inc., 1.875%, 6/01/2014	240,000	210,900
Nortel Networks Corp., 2.125%, 4/15/2014(d)	795,000	618,113

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Teradyne, Inc., 4.500%, 3/15/2014	$1,050,000	$1,995,000

		20,256,506

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	13,000	11,440

Wireless – 0.4%
NII Holdings, Inc., 2.750%, 8/15/2025	255,000	254,681
NII Holdings, Inc., 3.125%, 6/15/2012	1,280,000	1,208,000

		1,462,681

Wirelines – 1.6%
Level 3 Communications, Inc., 3.500%, 6/15/2012	1,955,000	1,783,937
Level 3 Communications, Inc., 5.250%, 12/15/2011	590,000	564,925
Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	2,210,000	2,140,937
Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	1,190,000	1,152,813

		5,642,612

TOTAL CONVERTIBLE BONDS (Identified Cost $59,185,019)		72,621,736

MUNICIPALS – 0.2%
District of Columbia – 0.2%
Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	540,000	572,573

TOTAL BONDS AND NOTES (Identified Cost $277,393,542)		312,654,821

BANK LOANS – 0.2%
Chemicals – 0.1%
Hexion Specialty Chemicals, Inc., Extended Term Loan C1, 4.063%, 5/05/2015(g)	154,727	140,028
Hexion Specialty Chemicals, Inc., Extended Term Loan C2, 4.313%, 5/05/2015(g)	29,646	26,829

		166,857

Media Non-Cable – 0.0%
Tribune Company, Term Loan X, 5.000%, 6/04/2009(d)(g)(h)	25,600	15,155

Printing & Publishing – 0.0%
SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	193,849	165,952

Wirelines – 0.1%
FairPoint Communications, Inc., Initial Term Loan A, 4.750%, 3/31/2014(d)(g)	80,000	53,700
FairPoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(d)(g)	160,000	106,720
Hawaiian Telcom Communications, Inc., New Tranche C Term Loan, 4.750%, 5/30/2014(g)(i)	159,952	132,960
Level 3 Financing, Inc., Tranche A Term Loan, 2.548%, 3/13/2014(g)	70,000	62,082

		355,462

TOTAL BANK LOANS (Identified Cost $757,703)		703,426

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Shares	Value (†)
COMMON STOCKS – 4.3%
Biotechnology – 1.5%
Vertex Pharmaceuticals, Inc.(e)	165,617	$5,448,799

Containers & Packaging – 1.0%
Owens-Illinois, Inc.(e)	40,621	1,074,425
Smurfit-Stone Container Corp.(e)	105,114	2,601,577

		3,676,002

Electronic Equipment Instruments & Components – 0.3%
Corning, Inc.	69,766	1,126,721

Food Products – 0.0%
ConAgra Foods, Inc.	3,100	72,292

Household Durables – 0.0%
KB Home	6,775	74,525

Media – 0.0%
Dex One Corp.(e)	849	16,131

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp.	2,846	59,624
Repsol YPF SA, Sponsored ADR	5,965	121,763

		181,387

Pharmaceuticals – 0.5%
Bristol-Myers Squibb Co.	64,900	1,618,606

REITs – 0.2%
Apartment Investment & Management Co.	6,185	119,804
Associated Estates Realty Corp.	32,565	421,717
Developers Diversified Realty Corp.	7,868	77,893

		619,414

Semiconductors & Semiconductor Equipment – 0.7%
Intel Corp.	126,400	2,458,480

TOTAL COMMON STOCKS (Identified Cost $11,733,135)		15,292,357

PREFERRED STOCKS – 1.6%
CONVERTIBLE PREFERRED STOCKS – 1.2%
Automotive – 0.4%
Ford Motor Co. Capital Trust II, 6.500%(e)	32,158	1,419,776

Commercial Banks – 0.0%
Wells Fargo & Co., Series L, Class A, 7.500%	138	128,478

Diversified Financial Services – 0.1%
Sovereign Capital Trust IV, 4.375%	14,200	449,075

Electric Utilities – 0.3%
AES Trust III, 6.750%	17,119	741,467
CMS Energy Trust I, 7.750%(c)(j)	4,150	145,250

		886,717

Machinery – 0.1%
United Rentals Trust I, 6.500%	14,328	434,317

Oil, Gas & Consumable Fuels – 0.1%
El Paso Energy Capital Trust I, 4.750%	5,700	206,625

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%(e)	1,100	$22,286

Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust I, 7.750%	1,150	833,175

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $4,143,670)		4,380,449

NON-CONVERTIBLE PREFERRED STOCKS – 0.4%
Banking – 0.1%
Ally Financial, Inc., Series G, 7.000%, 144A	448	348,222

Diversified Financial Services – 0.1%
Bank of America Corp., 6.375%	18,000	346,500

Household Durables – 0.1%
Hovnanian Enterprises, Inc., 7.625%(e)	49,194	350,261

REITs – 0.1%
ProLogis, Series C, 8.540%	3,363	158,061

Thrifts & Mortgage Finance – 0.0%
Countrywide Capital IV, 6.750%	7,075	148,575
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(k)	23,100	7,854

		156,429

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $1,228,020)		1,359,473

TOTAL PREFERRED STOCKS (Identified Cost $5,371,690)		5,739,922

CLOSED END INVESTMENT COMPANIES – 0.2%
Dreyfus High Yield Strategies Fund	71,146	299,525
DWS High Income Trust	11,261	100,223
Highland Credit Strategies Fund	31,505	224,630

TOTAL CLOSED END INVESTMENT COMPANIES (Identified Cost $845,767)		624,378

WARRANTS – 0.2%
Pharmaceuticals – 0.2%
Valeant Pharmaceuticals International, Expiration 8/16/2010(c)(e)(j) (Identified Cost $0)	31,159	644,368

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 3.8%
Repurchase Agreement with State Street Corporation, dated 6/30/2010 at 0.000% to be repurchased at $1,511,990 on 7/01/2010 collateralized by $1,470,000 U.S. Treasury Note, 3.125% due 4/30/2017 with a value of $1,544,223 including accrued interest(l)	$1,511,990	1,511,990

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
SHORT-TERM INVESTMENTS – continued
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $11,921,899 on 7/01/2010 collateralized by $12,150,000 Federal National Mortgage Association, 2.000% due 12/16/2013 with a value of $12,165,188 including accrued interest(l)	$11,921,899	$11,921,899

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,433,889)		13,433,889

TOTAL INVESTMENTS – 98.6% (Identified Cost $309,535,726)(a)		349,093,161
Other assets less liabilities – 1.4%		4,885,131

NET ASSETS – 100.0%		$353,978,292

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $309,574,548 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$50,196,725
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,678,112)

Net unrealized appreciation	$39,518,613

At September 30, 2009 post-October capital loss deferrals were $9,779,704. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(c)	Illiquid security. At June 30, 2010, the value of these securities amounted to $9,084,848 or 2.6% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2010.
(h)	Issuer has filed for bankruptcy.
(i)	All or a portion of interest payment is paid-in-kind.
(j)	Fair valued security by the Fund’s investment adviser. At June 30, 2010 the value of these securities amounted to $789,618 or 0.2% of net assets.
(k)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $43,429,203 or 12.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; IDR: Indonesian Rupiah; ISK: Icelandic Krona; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Electric	$—	$9,665,517	$281,750	$9,947,267
Treasuries	—	3,732,437	72,503	3,804,940
All Other Non-Convertible Bonds*	—	225,708,305	—	225,708,305

Total Non-Convertible Bonds	—	239,106,259	354,253	239,460,512

Convertible Bonds*	—	72,621,736	—	72,621,736
Municipals*	—	572,573	—	572,573

Total Bonds and Notes	—	312,300,568	354,253	312,654,821

Bank Loans*	—	703,426	—	703,426
Common Stocks*	15,292,357	—	—	15,292,357

Preferred Stocks
Convertible Preferred Stocks Automotive	1,419,776	—	—	1,419,776
Commercial Banks	128,478	—	—	128,478
Diversified Financial Services	—	449,075	—	449,075
Electric Utilities	—	741,467	145,250	886,717
Machinery	—	434,317	—	434,317

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

Asset Valuation Inputs - continued

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks - continued
Convertible Preferred Stocks - continued
Oil, Gas & Consumable Fuels	$—	$206,625	$—	$206,625
REITs	—	22,286	—	22,286
Semiconductors & Semiconductor Equipment	—	833,175	—	833,175

Total Convertible Preferred Stocks	1,548,254	2,686,945	145,250	4,380,449

Non-Convertible Preferred Stocks
Banking	—	348,222	—	348,222
Diversified Financial Services	346,500	—	—	346,500
Household Durables	—	350,261	—	350,261
REITs	158,061	—	—	158,061
Thrifts & Mortgage Finance	148,575	7,854	—	156,429

Total Non-Convertible Preferred Stocks	653,136	706,337	—	1,359,473

Total Preferred Stocks	2,201,390	3,393,282	145,250	5,739,922

Closed End Investment Companies	624,378	—	—	624,378
Warrants*	—	—	644,368	644,368
Short-Term Investments	—	13,433,889	—	13,433,889

Total	$18,118,125	$329,831,165	$1,143,871	$349,093,161

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
Airlines	$347,042	$—	$—	$—	$—	$—	$(347,042)	$—
Automotive	355,516	719	69,257	(29,740)	(371,861)	—	(23,891)	—
Chemicals	2,658,860	—	—	—	—	—	(2,658,860)	—
Electric	—	745	—	(54,645)	—	335,650	—	281,750
Non-Captive Consumer	3,195,119	35,188	(72,807)	198,621	(3,356,121)	—	—	—
Supranational	120,736	—	—	—	—	—	(120,736)	—
Treasuries	—	3,069	—	(35,936)	105,370	—	—	72,503
Convertible Bonds
Technology	1,204,840	—	—	—	—	—	(1,204,840)	—
Wirelines	2,342,600	—	—	—	—	—	(2,342,600)	—
Preferred Stocks
Convertible Preferred Stocks
Electric Utilities	145,250	—	—	—	—	—	—	145,250
REITs	12,650	—	—	—	—	—	(12,650)	—
Warrants
Pharmaceuticals	—	—	—	644,368	—	—	—	644,368

Total	$10,382,613	$39,721	$(3,550)	$722,668	$(3,622,612)	$335,650	$(6,710,619)	$1,143,871

Securities valued at $6,589,883 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

14

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

Securities valued at $120,736 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs observable to the Fund.

Securities valued at $335,650 were transferred from Level 2 to Level 3 during the period ended June 30, 2010. At September 30, 2009, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Technology	8.9%
Wirelines	8.0
Healthcare	7.6
Non-Captive Diversified	5.9
Pharmaceuticals	5.5
Automotive	4.8
Sovereigns	4.3
Metals & Mining	3.9
Retailers	3.7
Local Authorities	3.3
Electric	2.9
Independent Energy	2.9
Paper	2.9
Chemicals	2.3
Wireless	2.2
Construction Machinery	2.1
Pipelines	2.0
Other Investments, less than 2% each	21.6
Short-Term Investments	3.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

15

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund*

	Principal Amount	Value (†)
BONDS AND NOTES – 95.8% of Net Assets
NON-CONVERTIBLE BONDS – 95.8%
ABS Car Loan – 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	$120,000	$124,332

ABS Credit Card – 3.2%
BA Credit Card Trust, Series 2008-A5, Class A5, 1.550%, 12/16/2013(b)	260,000	262,399
Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.570%, 3/15/2017(b)	60,000	59,460
Chase Issuance Trust, Series 2007-A16, Class A16, 0.837%, 6/16/2014(b)	315,000	315,168
Discover Card Master Trust I, Series 2007-3, Class A2, 0.400%, 10/16/2014(b)	150,000	149,154
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.610%, 8/16/2021(b)	140,000	134,941
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	110,000	116,446

		1,037,568

ABS Home Equity – 0.4%
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	101,779	89,399
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.587%, 12/25/2035(b)	52,808	42,689

		132,088

Aerospace & Defense – 1.1%
General Dynamics Corp., 5.250%, 2/01/2014	155,000	173,927
Goodrich Corp., 4.875%, 3/01/2020	155,000	166,397

		340,324

Airlines – 0.5%
Delta Air Lines, Inc., Series A, 7.750%, 6/17/2021	147,541	159,345

Automotive – 0.8%
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	235,000	239,621

Banking – 8.5%
American Express Co., 5.500%, 9/12/2016	85,000	91,094
American Express Co., 6.150%, 8/28/2017	120,000	131,483
Bank of America Corp., 5.650%, 5/01/2018	205,000	210,086
Barclays Bank PLC, 5.000%, 9/22/2016	150,000	153,862
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	325,000	379,503
Citigroup, Inc., 6.010%, 1/15/2015	540,000	566,397
Credit Suisse NY, 6.000%, 2/15/2018	110,000	114,781
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	220,000	230,454
Merrill Lynch & Co., Inc., 5.450%, 2/05/2013	350,000	367,163
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	155,000	156,962
Royal Bank of Scotland PLC (The), 4.875%, 3/16/2015	150,000	149,244
Wells Fargo & Co., 3.625%, 4/15/2015	160,000	163,484

		2,714,513

Brokerage – 0.2%
Nomura Holdings, Inc., 5.000%, 3/04/2015	60,000	63,401

Building Materials – 0.1%
Masco Corp., 7.125%, 3/15/2020	30,000	29,130

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund* - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Chemicals – 0.7%
Cytec Industries, Inc., 6.000%, 10/01/2015	$125,000	$137,400
RPM International, Inc., 6.125%, 10/15/2019	70,000	74,446

		211,846

Collateralized Mortgage Obligations – 0.9%
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.966%, 7/25/2021(b)	161,382	128,606
Federal Home Loan Mortgage Corp., 5.000%, 8/15/2024	161,045	164,064

		292,670

Commercial Mortgage-Backed Securities – 9.5%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	490,000	506,356
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	255,000	258,018
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	250,000	254,403
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	45,000	45,863
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	265,000	257,382
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.816%, 12/10/2049(b)	140,000	144,703
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.888%, 7/10/2038(b)	165,000	172,472
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	50,000	49,179
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.746%, 2/12/2049(b)	85,000	85,660
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	210,000	205,226
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.416%, 2/12/2039(b)	320,000	340,238
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)	210,000	223,417
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.741%, 8/12/2041(b)	205,000	209,821
Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	70,000	65,095
Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.880%, 6/11/2049(b)	200,000	203,120

		3,020,953

Construction Machinery – 0.6%
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	90,000	101,857
John Deere Capital Corp., MTN, 4.500%, 4/03/2013	90,000	96,942

		198,799

Consumer Products – 0.8%
Hasbro, Inc., 6.125%, 5/15/2014	50,000	53,225
Koninklijke (Royal) Philips Electronics NV, 4.625%, 3/11/2013	175,000	188,650

		241,875

Distributors – 0.1%
EQT Corp., 8.125%, 6/01/2019	40,000	47,054

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund* - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Diversified Manufacturing – 0.2%
Tyco International Finance SA, 4.125%, 10/15/2014	$65,000	$68,997

Electric – 4.3%
Carolina Power & Light Co., 6.500%, 7/15/2012	5,000	5,458
Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	125,000	155,130
Duke Energy Corp., 5.625%, 11/30/2012	150,000	164,079
FPL Group Capital, Inc., 0.774%, 11/09/2012(b)	140,000	140,615
NiSource Finance Corp., 6.125%, 3/01/2022	75,000	80,053
NiSource Finance Corp., 7.875%, 11/15/2010	145,000	148,186
Pacific Gas & Electric Co., 6.250%, 12/01/2013	135,000	153,360
Southern California Edison Co., 5.750%, 3/15/2014	165,000	185,685
Southern Co., 0.705%, 10/21/2011(b)	115,000	115,475
Virginia Electric and Power Co., 5.100%, 11/30/2012	205,000	222,477

		1,370,518

Entertainment – 1.1%
Time Warner, Inc., 5.875%, 11/15/2016	165,000	186,005
Walt Disney Co., 5.700%, 7/15/2011	145,000	152,299

		338,304

Environmental – 0.1%
Waste Management, Inc., 6.375%, 3/11/2015	40,000	45,871

Food & Beverage – 2.1%
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	200,000	223,562
HJ Heinz Finance Co., 6.000%, 3/15/2012	100,000	107,507
Kellogg Co., 5.125%, 12/03/2012	175,000	190,091
Kraft Foods, Inc., 6.125%, 8/23/2018	145,000	165,227

		686,387

Government Owned - No Guarantee – 1.0%
Federal National Mortgage Association, 5.375%, 6/12/2017	150,000	174,776
Petrobras International Finance Co., 5.750%, 1/20/2020	150,000	151,057

		325,833

Health Insurance – 1.1%
UnitedHealth Group, Inc., 4.875%, 2/15/2013	180,000	193,416
WellPoint, Inc., 5.250%, 1/15/2016	100,000	109,484
WellPoint, Inc., 6.000%, 2/15/2014	35,000	39,247

		342,147

Healthcare – 1.9%
Express Scripts, Inc., 6.250%, 6/15/2014	20,000	22,644
Hospira, Inc., 5.550%, 3/30/2012	250,000	266,187
Life Technologies Corp., 4.400%, 3/01/2015	85,000	87,922
McKesson Corp., 6.500%, 2/15/2014	45,000	51,417
Medco Health Solutions, Inc., 6.125%, 3/15/2013	170,000	188,161

		616,331

Hybrid ARMs – 0.6%
FHLMC, 2.798%, 1/01/2035(b)	183,180	190,123

Independent Energy – 1.7%
Devon Energy Corp., 5.625%, 1/15/2014	125,000	138,754
EnCana Corp., 6.500%, 5/15/2019	80,000	91,937
Talisman Energy, Inc., 5.850%, 2/01/2037	15,000	15,591
Talisman Energy, Inc., 6.250%, 2/01/2038	55,000	58,666

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund* - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Independent Energy – continued
Talisman Energy, Inc., 7.750%, 6/01/2019	$25,000	$30,692
XTO Energy, Inc., 4.900%, 2/01/2014	5,000	5,501
XTO Energy, Inc., 5.750%, 12/15/2013	170,000	193,106

		534,247

Integrated Energy – 1.2%
ConocoPhillips, 5.750%, 2/01/2019	130,000	148,696
Hess Corp., 7.000%, 2/15/2014	35,000	40,070
Marathon Oil Corp., 6.500%, 2/15/2014	35,000	39,409
Total Capital SA, 3.000%, 6/24/2015	160,000	161,585

		389,760

Life Insurance – 0.1%
Lincoln National Corp., 4.300%, 6/15/2015	30,000	30,513

Media Cable – 1.9%
Comcast Corp., 4.950%, 6/15/2016	160,000	172,123
Cox Communications, Inc., 5.450%, 12/15/2014	215,000	237,312
Time Warner Cable, Inc., 6.200%, 7/01/2013	170,000	190,135

		599,570

Media Non-Cable – 1.6%
CBS Corp., 5.750%, 4/15/2020	30,000	32,200
CBS Corp., 8.875%, 5/15/2019	105,000	132,102
Reed Elsevier Capital, Inc., 7.750%, 1/15/2014	125,000	144,612
Thomson Reuters Corp., 5.950%, 7/15/2013	175,000	195,640

		504,554

Metals & Mining – 1.0%
ArcelorMittal, 9.850%, 6/01/2019	135,000	168,701
United States Steel Corp., 6.050%, 6/01/2017	175,000	166,250

		334,951

Mortgage Related – 3.0%
FHLMC, 4.500%, 12/01/2019	10,181	10,851
FHLMC, 5.500%, 3/01/2013	4,367	4,721
FHLMC, 6.000%, 11/01/2012	6,858	7,209
FHLMC, 6.500%, 1/01/2024	3,107	3,437
FHLMC, 8.000%, 7/01/2025	334	384
FNMA, 5.500%, with various maturities from 2017 to 2020(c)(d)	848,946	920,738
FNMA, 6.000%, 9/01/2021	4,799	5,232
FNMA, 7.500%, 6/01/2016	1,666	1,826
FNMA, 8.000%, 6/01/2015	2,290	2,502
GNMA, 6.500%, 12/15/2023	8,038	8,879
GNMA, 8.500%, 9/15/2022	1,802	2,082
GNMA, 9.500%, 1/15/2019	5,090	5,884

		973,745

Non-Captive Diversified – 2.0%
General Electric Capital Corp., MTN, 5.500%, 1/08/2020	475,000	501,959
iStar Financial, Inc., 5.150%, 3/01/2012	170,000	139,400

		641,359

Pharmaceuticals – 0.5%
Eli Lilly & Co., 4.200%, 3/06/2014	155,000	168,412

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund* - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Pharmaceuticals – continued
Schering-Plough Corp., 5.300%, 12/01/2013	$5,000	$5,609

		174,021

Pipelines – 1.7%
Energy Transfer Partners LP, 6.000%, 7/01/2013	170,000	184,506
Kinder Morgan Energy Partners LP, MTN, 6.950%, 1/15/2038	150,000	159,397
Spectra Energy Capital LLC, 5.668%, 8/15/2014	175,000	189,428

		533,331

Property & Casualty Insurance – 0.1%
Willis North America, Inc., 7.000%, 9/29/2019	15,000	16,105

Railroads – 1.3%
Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	175,000	203,952
CSX Corp., 6.150%, 5/01/2037	30,000	32,805
Union Pacific Corp., 5.750%, 11/15/2017	160,000	180,645

		417,402

Refining – 0.5%
Valero Energy Corp., 9.375%, 3/15/2019	125,000	151,411

REITs – 2.0%
Colonial Realty LP, 4.800%, 4/01/2011	36,000	35,497
ERP Operating LP, 6.625%, 3/15/2012	165,000	177,848
Federal Realty Investment Trust, 5.400%, 12/01/2013	105,000	113,528
ProLogis, 6.250%, 3/15/2017	5,000	4,762
ProLogis, 6.875%, 3/15/2020	145,000	137,050
Simon Property Group LP, 5.300%, 5/30/2013	170,000	182,888

		651,573

Retailers – 0.4%
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	130,000	132,925

Supermarkets – 0.5%
Kroger Co., 6.200%, 6/15/2012	50,000	54,411
Kroger Co., 6.400%, 8/15/2017	35,000	40,740
Kroger Co., 6.750%, 4/15/2012	65,000	70,782

		165,933

Technology – 4.7%
Agilent Technologies, Inc., 6.500%, 11/01/2017	120,000	132,534
Cisco Systems, Inc., 2.900%, 11/17/2014	280,000	289,764
Corning, Inc., 6.200%, 3/15/2016	45,000	50,771
Equifax, Inc., 7.000%, 7/01/2037	65,000	71,680
IBM International Group Capital, 5.050%, 10/22/2012	230,000	249,887
National Semiconductor Corp., 6.600%, 6/15/2017	175,000	196,056
Oracle Corp., 4.950%, 4/15/2013	170,000	185,954
Pitney Bowes, Inc., 5.250%, 1/15/2037	95,000	96,108
Xerox Corp., 4.250%, 2/15/2015	145,000	150,118
Xerox Corp., 6.400%, 3/15/2016	80,000	89,919

		1,512,791

Tobacco – 1.1%
Altria Group, Inc., 9.700%, 11/10/2018	115,000	145,634
Philip Morris International, Inc., 6.875%, 3/17/2014	185,000	214,037

		359,671

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund* - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Treasuries – 24.8%
U.S. Treasury Bond, 4.375%, 5/15/2040	$330,000	$356,915
U.S. Treasury Note, 1.125%, 6/30/2011	2,750,000	2,769,874
U.S. Treasury Note, 2.750%, 2/28/2013	1,165,000	1,223,614
U.S. Treasury Note, 2.750%, 2/15/2019	795,000	792,019
U.S. Treasury Note, 3.375%, 11/15/2019	490,000	507,494
U.S. Treasury Note, 3.625%, 2/15/2020	455,000	480,736
U.S. Treasury Note, 4.250%, 8/15/2014	680,000	755,809
U.S. Treasury Note, 4.875%, 7/31/2011	980,000	1,027,124

		7,913,585

Wireless – 1.6%
America Movil SAB de CV, 3.625%, 3/30/2015, 144A	150,000	153,803
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	5,000	4,637
Sprint Nextel Corp., 6.000%, 12/01/2016	170,000	152,575
Vodafone Group PLC, 5.350%, 2/27/2012	175,000	184,502

		495,517

Wirelines – 3.9%
AT&T, Inc., 5.800%, 2/15/2019	295,000	332,124
Embarq Corp., 7.995%, 6/01/2036	155,000	153,826
Qwest Corp., 6.875%, 9/15/2033	260,000	238,550
Telecom Italia Capital SA, 4.950%, 9/30/2014	185,000	185,371
Telefonica Emisiones SAU, 4.949%, 1/15/2015	125,000	130,944
Verizon Communications, Inc., 6.350%, 4/01/2019	175,000	202,499

		1,243,314

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $28,777,285)		30,614,308

TOTAL BONDS AND NOTES (Identified Cost $28,777,285)		30,614,308

SHORT-TERM INVESTMENTS – 4.1%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $607,121 on 7/01/2010 collateralized by $620,000 Federal National Mortgage Association, 2.000% due 12/16/2013 valued at $620,775 including accrued interest(e)	607,121	607,121
U.S. Treasury Bill, 0.180%, 8/26/2010(c)(f)	470,000	469,874
U.S. Treasury Bill, 0.162%, 9/30/2010(f)	225,000	224,900

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,301,897)		1,301,895

TOTAL INVESTMENTS – 99.9% (Identified Cost $30,079,182)(a)		31,916,203
Other assets less liabilities – 0.1%		30,352

NET ASSETS – 100.0%		$31,946,555

*	Formerly Loomis Sayles Intermediate Duration Fixed Income Fund.

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund* - continued

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $30,162,930 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,892,353
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(139,080)

Net unrealized appreciation	$1,753,273

At September 30, 2009, the Fund had a capital loss carryforward of $1,200,043 of which $3,797 expires on September 30, 2013; $186,919 expires on September 30, 2014; $326,220 expires on September 30, 2015; $222,423 expires on September 30,2016 and $460,684 expires on September 30,2017. At September 30, 2009 post-October capital loss deferrals were $93,838. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(f)	Rate represents discount rate at time of purchase; not a coupon rate.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $278,135 or 0.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund* - continued

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index (e.g, an interest-bearing security) for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or liquid securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation
30 Year U.S. Treasury Bond	9/21/2010	3	$382,500	$8,080

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$30,614,308	$—	$30,614,308
Short-Term Investments	—	1,301,895	—	1,301,895
Total Investments	—	31,916,203	—	31,916,203
Futures Contracts (unrealized appreciation)	8,080	—	—	8,080

Total	$8,080	$31,916,203	$—	$31,924,283

*	Major categories of the Fund’s investments and futures contracts are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$92,043	$—	$(27,868)	$81,718	$(145,893)	$—	$—	$—

Total	$92,043	$—	$(27,868)	$81,718	$(145,893)	$—	$—	$—

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund* - continued

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage the Fund’s duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2010, the Fund used futures contracts in accordance with this objective.

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Treasuries	24.8%
Commercial Mortgage-Backed Securities	9.5
Banking	8.5
Technology	4.7
Electric	4.3
Wirelines	3.9
ABS Credit Card	3.2
Mortgage Related	3.0
Food & Beverage	2.1
REITs	2.0
Non-Captive Diversified	2.0
Other Investments, less than 2% each	27.8
Short-Term Investments	4.1

Total Investments	99.9
Other assets less liabilities (including open futures contracts)	0.1

Net Assets	100.0%

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 95.2% of Net Assets
NON-CONVERTIBLE BONDS – 93.0%
ABS Other – 2.0%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		$2,500,000	$2,346,980
Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A		1,574,265	1,592,752
SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A		4,413,209	4,544,679
Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A		980,243	1,019,396

			9,503,807

Aerospace & Defense – 0.0%
Boeing Capital Corp., 6.500%, 2/15/2012		165,000	179,188

Airlines – 4.5%
American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019		665,385	738,578
Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022		339,065	347,542
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023		1,075,608	1,055,171
Continental Airlines Pass Through Trust, Series 2009-1, Class A, 9.000%, 7/08/2016		4,898,931	5,266,351
Delta Air Lines, Inc., 6.200%, 7/02/2018		2,225,000	2,248,641
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		2,069,453	1,971,154
Delta Air Lines, Inc., Series A, 7.750%, 6/17/2021		5,272,149	5,693,920
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		3,455,000	3,580,448

			20,901,805

Automotive – 0.9%
Cummins, Inc., 5.650%, 3/01/2098		1,930,000	1,650,447
Ford Motor Co., 6.375%, 2/01/2029		2,665,000	2,038,725
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		300,000	306,777

			3,995,949

Banking – 7.4%
Associates Corp. of North America, 6.950%, 11/01/2018		2,670,000	2,733,119
BAC Capital Trust VI, 5.625%, 3/08/2035		1,045,000	880,420
Bank of America Corp., 5.420%, 3/15/2017		230,000	229,149
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	940,000,000	770,124
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	1,950,000,000	1,599,126
BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A	IDR	7,484,000,000	770,278
Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A		2,955,000	2,965,768
Citibank NA, 15.000%, 7/02/2010, 144A	BRL	4,000,000	2,216,066
Citigroup, Inc., 5.850%, 12/11/2034		85,000	80,460
Citigroup, Inc., 5.875%, 2/22/2033		185,000	165,898
Citigroup, Inc., 6.125%, 8/25/2036		2,515,000	2,285,858
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		2,420,000	2,372,428
Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020		870,000	859,661
JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A	IDR	5,376,000,000	562,923
JPMorgan Chase & Co., 4.750%, 5/01/2013		60,000	64,008
JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A	IDR	8,972,574,000	939,522
JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, 144A	IDR	9,533,078,500	1,028,395

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	$2,870,000	$2,606,465
Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	235,000	242,188
Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,700,000	1,695,789
Morgan Stanley, EMTN, 5.450%, 1/09/2017	260,000	257,737
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	1,100,000	1,091,061
Morgan Stanley, Series F, MTN, 5.625%, 9/23/2019	1,400,000	1,354,378
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	695,000	703,799
National City Bank of Indiana, 4.250%, 7/01/2018	420,000	408,890
Standard Chartered Bank, 6.400%, 9/26/2017, 144A	300,000	323,231
Standard Chartered PLC, 5.500%, 11/18/2014, 144A	4,500,000	4,881,235
Washington Mutual Finance Corp., 6.875%, 5/15/2011	135,000	139,945

		34,227,921

Brokerage – 0.8%
Jefferies Group, Inc., 6.250%, 1/15/2036	235,000	210,337
Jefferies Group, Inc., 8.500%, 7/15/2019	3,215,000	3,611,284

		3,821,621

Building Materials – 1.6%
Masco Corp., 4.800%, 6/15/2015	1,175,000	1,091,259
Masco Corp., 5.850%, 3/15/2017	730,000	712,119
Masco Corp., 6.125%, 10/03/2016	1,695,000	1,640,002
Masco Corp., 6.500%, 8/15/2032	200,000	169,075
Masco Corp., 7.750%, 8/01/2029	375,000	361,561
Owens Corning, Inc., 6.500%, 12/01/2016	1,235,000	1,314,027
Owens Corning, Inc., 7.000%, 12/01/2036	2,255,000	2,244,036

		7,532,079

Chemicals – 1.4%
Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	4,450,000	5,610,911
Methanex Corp., 6.000%, 8/15/2015	980,000	952,913

		6,563,824

Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035	675,000	744,986

Commercial Mortgage-Backed Securities – 5.9%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.178%, 9/10/2047(b)	160,000	171,315
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	600,000	625,916
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	360,000	377,793
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	600,000	587,861
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	407,000	414,169
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	155,000	156,259
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)	480,000	510,354
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.722%, 6/15/2039(b)	3,525,000	3,359,781

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.830%, 9/15/2039(b)		$2,030,000	$1,928,756
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040		685,000	650,405
Crown Castle Towers LLC, 6.113%, 1/15/2040		3,125,000	3,429,856
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049		1,500,000	1,475,377
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039		1,003,000	1,004,831
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039		805,000	832,826
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039		350,000	355,140
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043		1,180,000	1,252,936
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.874%, 4/15/2045(b)		1,100,000	1,172,221
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)		4,055,000	3,967,281
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049		1,405,000	1,373,058
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030		480,000	500,639
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(b)		380,000	408,075
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039		390,000	403,323
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)		235,000	250,014
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042		350,000	363,620
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047		425,000	450,091
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041		300,000	311,586
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.281%, 1/11/2043(b)		800,000	866,704
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048		200,000	207,076

			27,407,263

Consumer Products – 0.3%
Hasbro, Inc., 6.600%, 7/15/2028		605,000	588,852
Snap-on, Inc., 6.700%, 3/01/2019		780,000	917,098

			1,505,950

Distributors – 1.3%
EQT Corp., 8.125%, 6/01/2019		3,000,000	3,529,056
Equitable Resources, Inc., 6.500%, 4/01/2018		2,150,000	2,339,789

			5,868,845

Diversified Manufacturing – 0.7%
Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018		545,000	646,338
Textron, Inc., 3.875%, 3/11/2013	EUR	700,000	859,487

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Diversified Manufacturing – continued
Textron, Inc., 6.200%, 3/15/2015		$1,095,000	$1,178,552
Textron, Inc., EMTN, 6.625%, 4/07/2020	GBP	540,000	745,171

			3,429,548

Electric – 3.5%
AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018		2,800,000	2,980,003
Baltimore Gas & Electric Co., 5.200%, 6/15/2033		500,000	486,021
Bruce Mansfield Unit, 6.850%, 6/01/2034(c)		1,520,715	1,588,628
Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017		1,185,000	1,284,432
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		930,000	922,127
Commonwealth Edison Co., 4.700%, 4/15/2015		555,000	601,932
Commonwealth Edison Co., 4.750%, 12/01/2011(c)		21,000	21,064
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		1,000,000	1,113,880
Illinois Power Co., 6.250%, 4/01/2018		3,385,000	3,744,131
NiSource Finance Corp., 6.125%, 3/01/2022		2,000,000	2,134,740
NiSource Finance Corp., 6.150%, 3/01/2013		195,000	212,648
NiSource Finance Corp., 6.400%, 3/15/2018		1,255,000	1,380,922

			16,470,528

Entertainment – 0.6%
Time Warner, Inc., 6.625%, 5/15/2029		870,000	957,492
Time Warner, Inc., 7.625%, 4/15/2031		245,000	294,729
Time Warner, Inc., 7.700%, 5/01/2032		160,000	192,965
Viacom, Inc., 6.875%, 4/30/2036		1,325,000	1,499,990

			2,945,176

Financial Other – 1.2%
Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)		2,645,000	2,736,795
National Life Insurance Co., 10.500%, 9/15/2039, 144A		2,500,000	2,954,050

			5,690,845

Food & Beverage – 1.1%
Anheuser-Busch Cos., Inc., 5.375%, 11/15/2014, 144A		2,955,000	3,230,758
Anheuser-Busch Cos., Inc., 5.950%, 1/15/2033		995,000	1,048,433
Corn Products International, Inc., 6.625%, 4/15/2037		500,000	522,159
Kraft Foods, Inc., 6.250%, 6/01/2012		210,000	228,896

			5,030,246

Government Guaranteed – 0.5%
Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014	AUD	3,000,000	2,410,864

Government Owned - No Guarantee – 1.4%
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A		2,565,000	2,761,966
DP World Ltd., 6.850%, 7/02/2037, 144A		4,500,000	3,579,692

			6,341,658

Government Sponsored – 0.2%
Queensland Treasury Corp., 7.125%, 9/18/2017, 144A	NZD	970,000	723,808

Health Insurance – 0.6%
CIGNA Corp., 6.350%, 3/15/2018		2,515,000	2,810,289
CIGNA Corp., 7.875%, 5/15/2027		20,000	23,707
CIGNA Corp., 8.500%, 5/01/2019		45,000	56,704

			2,890,700

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Healthcare – 1.4%
Boston Scientific Corp., 6.000%, 1/15/2020		$855,000	$848,867
Covidien International Finance SA, 6.000%, 10/15/2017		900,000	1,044,418
Express Scripts, Inc., 6.250%, 6/15/2014		1,115,000	1,262,421
Express Scripts, Inc., 7.250%, 6/15/2019		670,000	809,879
HCA, Inc., 5.750%, 3/15/2014		1,020,000	948,600
HCA, Inc., 6.250%, 2/15/2013		195,000	191,588
HCA, Inc., 6.375%, 1/15/2015		95,000	88,706
HCA, Inc., 6.500%, 2/15/2016		55,000	51,288
HCA, Inc., 6.750%, 7/15/2013		30,000	29,400
HCA, Inc., 7.050%, 12/01/2027		100,000	85,000
HCA, Inc., 7.190%, 11/15/2015		190,000	169,100
HCA, Inc., 7.500%, 12/15/2023		75,000	66,375
HCA, Inc., 7.690%, 6/15/2025		175,000	156,625
HCA, Inc., 8.360%, 4/15/2024		305,000	283,650
HCA, Inc., MTN, 7.580%, 9/15/2025		10,000	8,800
HCA, Inc., MTN, 7.750%, 7/15/2036		305,000	260,012

			6,304,729

Home Construction – 1.4%
Pulte Group, Inc., 5.200%, 2/15/2015		1,116,000	1,049,040
Pulte Group, Inc., 6.000%, 2/15/2035		3,340,000	2,438,200
Pulte Group, Inc., 6.375%, 5/15/2033		1,455,000	1,120,350
Toll Brothers Finance Corp., 5.150%, 5/15/2015		1,725,000	1,690,821

			6,298,411

Hybrid ARMs – 0.2%
FNMA, 5.702%, 9/01/2036(b)		212,763	225,976
FNMA, 5.947%, 2/01/2037(b)		137,477	147,252
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.593%, 7/25/2035(b)		362,613	317,998
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.939%, 10/25/2035(b)		210,404	192,510

			883,736

Independent Energy – 1.2%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		1,260,000	1,084,478
Anadarko Petroleum Corp., 6.450%, 9/15/2036		1,320,000	1,050,032
QEP Resources, Inc., 6.050%, 9/01/2016		125,000	134,386
QEP Resources, Inc., 6.800%, 4/01/2018		3,365,000	3,522,014
Talisman Energy, Inc., 5.850%, 2/01/2037		10,000	10,394

			5,801,304

Industrial Other – 0.3%
Worthington Industries, Inc., 6.500%, 4/15/2020		1,150,000	1,254,103

Life Insurance – 0.8%
American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018		390,000	348,562
American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017		110,000	97,625
ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013	EUR	355,000	424,644

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Life Insurance – continued
Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A		$2,885,000	$2,826,931

			3,697,762

Local Authorities – 1.3%
Manitoba (Province of), GMTN, 6.375%, 9/01/2015	NZD	4,635,000	3,320,305
Province of Alberta, 5.930%, 9/16/2016	CAD	348,267	367,942
Quebec Province, Series QC, 6.750%, 11/09/2015	NZD	1,185,000	861,756
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	1,735,000	1,479,244

			6,029,247

Lodging – 0.7%
Wyndham Worldwide Corp., 6.000%, 12/01/2016		1,480,000	1,435,852
Wyndham Worldwide Corp., 7.375%, 3/01/2020		1,660,000	1,702,911

			3,138,763

Media Cable – 0.6%
Time Warner Cable, Inc., 6.750%, 7/01/2018		2,500,000	2,869,695

Media Non-Cable – 0.6%
News America Holdings, 8.150%, 10/17/2036		240,000	294,121
News America, Inc., 6.200%, 12/15/2034		565,000	595,068
News America, Inc., 6.400%, 12/15/2035		1,805,000	1,964,450

			2,853,639

Mortgage Related – 0.0%
Federal National Mortgage Association, 7.000%, 4/25/2020		32,633	36,186
FHLMC, 10.000%, with various maturities to 2018(d)		4,678	5,317
FNMA, 6.000%, 12/01/2018		18,112	19,808
GNMA, 10.000%, with various maturities to 2018(d)		53,418	61,095

			122,406

Non-Captive Consumer – 1.7%
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012		45,000	40,725
American General Finance Corp., Series J, MTN, 6.500%, 9/15/2017		1,300,000	1,014,000
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		3,615,000	2,878,444
HSBC Finance Corp., 8.000%, 7/15/2010		205,000	205,327
SLM Corp., MTN, 5.050%, 11/14/2014		470,000	420,351
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		240,000	206,413
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		995,000	964,860
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		2,385,000	2,200,904

			7,931,024

Non-Captive Diversified – 2.8%
Ally Financial, Inc., 6.000%, 12/15/2011		763,000	763,000
Ally Financial, Inc., 7.500%, 12/31/2013		41,000	40,897
Ally Financial, Inc., 8.000%, 12/31/2018		97,000	89,240
CIT Group, Inc., 7.000%, 5/01/2013		112,988	108,186
CIT Group, Inc., 7.000%, 5/01/2014		169,485	159,740
CIT Group, Inc., 7.000%, 5/01/2015		169,485	156,350
CIT Group, Inc., 7.000%, 5/01/2016		282,478	257,761
CIT Group, Inc., 7.000%, 5/01/2017		395,473	355,926

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
General Electric Capital Australia Funding Pty, EMTN, 8.000%, 2/13/2012	AUD	670,000	$583,687
General Electric Capital Corp., 5.625%, 5/01/2018		65,000	69,076
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		300,000	294,181
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	470,000	329,064
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014	NZD	1,405,000	1,015,741
General Electric Capital Corp., Series A, MTN, 0.603%, 5/13/2024(b)		655,000	518,492
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	5,650,000	3,909,478
International Lease Finance Corp., 6.375%, 3/25/2013		4,355,000	4,082,812
International Lease Finance Corp., 8.625%, 9/15/2015, 144A		25,000	23,688
International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014		315,000	279,562

			13,036,881

Oil Field Services – 0.3%
Rowan Cos., Inc., 7.875%, 8/01/2019		1,090,000	1,200,832
Weatherford International Ltd., 6.500%, 8/01/2036		235,000	212,950
Weatherford International Ltd., 6.800%, 6/15/2037		105,000	98,727

			1,512,509

Paper – 0.4%
Georgia-Pacific LLC, 7.250%, 6/01/2028		1,500,000	1,481,250
Westvaco Corp., 8.200%, 1/15/2030		200,000	211,033

			1,692,283

Pharmaceuticals – 0.0%
Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013		170,000	170,425

Pipelines – 2.2%
CenterPoint Energy Resources Corp., 6.250%, 2/01/2037		335,000	354,625
DCP Midstream LP, 6.450%, 11/03/2036, 144A		635,000	645,943
El Paso Corp., 6.950%, 6/01/2028		350,000	313,354
Enterprise Products Operating LLP, 6.300%, 9/15/2017		680,000	760,664
Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A		200,000	234,048
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014		145,000	153,359
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018		5,300,000	5,724,201
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A		965,000	920,374
Southern Natural Gas Co., 5.900%, 4/01/2017, 144A		810,000	858,165
Spectra Energy Capital LLC, 5.500%, 3/01/2014		230,000	246,026

			10,210,759

Property & Casualty Insurance – 2.4%
Hanover Insurance Group, Inc., 7.500%, 3/01/2020		1,695,000	1,830,942
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		65,000	68,712
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		1,842,000	1,970,143
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		2,465,000	2,298,711
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A		60,000	27,000
Progressive Corp., 7.000%, 10/01/2013		150,000	166,114
Willis North America, Inc., 6.200%, 3/28/2017		225,000	234,209

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Property & Casualty Insurance – continued
Willis North America, Inc., 7.000%, 9/29/2019		$805,000		$864,294
XL Capital Ltd., 6.250%, 5/15/2027		2,015,000		1,910,393
XL Capital Ltd., 6.375%, 11/15/2024		1,595,000		1,647,216

				11,017,734

Railroads – 0.9%
Canadian Pacific Railway Co., 7.250%, 5/15/2019		2,500,000		2,976,765
CSX Corp., 6.250%, 3/15/2018		670,000		769,287
CSX Corp., MTN, 6.000%, 10/01/2036		144,000		154,342
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)		190,000		134,900

				4,035,294

Refining – 0.9%
Valero Energy Corp., 9.375%, 3/15/2019		3,500,000		4,239,504

REITs – 2.3%
Camden Property Trust, 5.000%, 6/15/2015		365,000		376,441
Camden Property Trust, 5.700%, 5/15/2017		780,000		812,355
Colonial Realty LP, 4.800%, 4/01/2011		531,000		523,580
Duke Realty LP, 5.950%, 2/15/2017		90,000		91,872
Equity One, Inc., 6.000%, 9/15/2017		1,000,000		1,017,458
ERP Operating LP, 5.125%, 3/15/2016		30,000		31,580
ERP Operating LP, 5.750%, 6/15/2017		180,000		193,951
Federal Realty Investment Trust, 5.650%, 6/01/2016		1,350,000		1,441,861
Highwoods Properties, Inc., 5.850%, 3/15/2017		80,000		79,814
Highwoods Properties, Inc., 7.500%, 4/15/2018		1,075,000		1,155,686
ProLogis, 5.625%, 11/15/2015		55,000		52,745
ProLogis, 5.625%, 11/15/2016		240,000		225,627
ProLogis, 5.750%, 4/01/2016		265,000		252,233
ProLogis, 7.375%, 10/30/2019		785,000		768,807
Realty Income Corp., 6.750%, 8/15/2019		500,000		551,810
Simon Property Group LP, 5.250%, 12/01/2016		155,000		165,060
Simon Property Group LP, 5.300%, 5/30/2013		1,200,000		1,290,973
Simon Property Group LP, 5.750%, 12/01/2015		475,000		522,195
Simon Property Group LP, 5.875%, 3/01/2017		740,000		800,062
Simon Property Group LP, 6.100%, 5/01/2016		360,000		399,578

				10,753,688

Restaurants – 0.1%
Darden Restaurants, Inc., 6.000%, 8/15/2035		610,000		618,695

Retailers – 0.6%
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		118,000		111,510
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		2,803,000		2,634,820

				2,746,330

Sovereigns – 3.4%
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	262,000	(††)	2,098,139
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	140,000	(††)	1,152,969
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	227,000	(††)	1,901,401
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	2,625,000		2,229,743
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	685,000		589,181

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Sovereigns – continued
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	4,000,000	$3,388,394
Republic of Croatia, 6.750%, 11/05/2019, 144A		3,100,000	3,245,229
Republic of Iceland, 7.250%, 5/17/2013	ISK	101,800,000	512,504
Republic of Iceland, 8.000%, 7/22/2011	ISK	54,600,000	263,380
Republic of Iceland, 13.750%, 12/10/2010	ISK	66,380,000	322,823

			15,703,763

Supranational – 1.5%
Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013	IDR	45,300,000,000	3,829,386
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	4,375,000	3,097,629

			6,927,015

Technology – 3.2%
Avnet, Inc., 6.000%, 9/01/2015		1,970,000	2,134,690
Avnet, Inc., 6.625%, 9/15/2016		270,000	300,627
Corning, Inc., 6.750%, 9/15/2013		1,250,000	1,412,806
Corning, Inc., 6.850%, 3/01/2029		210,000	235,423
Corning, Inc., 7.000%, 5/15/2024		810,000	926,680
Corning, Inc., 7.250%, 8/15/2036		3,565,000	3,990,843
Dun & Bradstreet Corp. (The), 6.000%, 4/01/2013		1,970,000	2,150,783
Intuit, Inc., 5.750%, 3/15/2017		635,000	697,591
KLA-Tencor Corp., 6.900%, 5/01/2018		870,000	973,265
Motorola, Inc., 6.500%, 9/01/2025		470,000	467,979
Motorola, Inc., 6.500%, 11/15/2028		235,000	237,138
Motorola, Inc., 6.625%, 11/15/2037		290,000	297,813
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		450,000	522,687
Tyco Electronics Group SA, 6.550%, 10/01/2017		360,000	413,428

			14,761,753

Tobacco – 0.2%
Reynolds American, Inc., 6.750%, 6/15/2017		735,000	796,290
Reynolds American, Inc., 7.250%, 6/15/2037		195,000	200,621

			996,911

Transportation Services – 0.8%
APL Ltd., 8.000%, 1/15/2024(c)		100,000	65,000
Atlas Air, Inc., Series B, 7.680%, 7/02/2015		2,675,149	2,514,640
Erac USA Finance Co., 6.700%, 6/01/2034, 144A		945,000	1,007,302

			3,586,942

Treasuries – 18.3%
Canadian Government, 1.000%, 9/01/2011	CAD	5,950,000	5,576,640
Canadian Government, 1.250%, 12/01/2011	CAD	135,000	126,966
Canadian Government, 2.000%, 9/01/2012	CAD	4,407,000	4,180,140
Canadian Government, 3.500%, 6/01/2013	CAD	804,000	790,511
Canadian Government, 3.750%, 9/01/2011	CAD	2,000,000	1,937,044
Canadian Government, 3.750%, 6/01/2012	CAD	9,485,000	9,306,001
Canadian Government, 3.750%, 6/01/2019	CAD	31,580,000	31,381,244
Canadian Government, 4.000%, 6/01/2016	CAD	1,000,000	1,013,104
Canadian Government, 5.250%, 6/01/2012	CAD	16,420,000	16,547,714

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Treasuries – continued
Hellenic Republic Government Bond, 2.300%, 7/25/2030	EUR	101,669	$51,020
New Zealand Government, 6.500%, 4/15/2013	NZD	2,390,000	1,738,201
Norwegian Government, 4.250%, 5/19/2017	NOK	23,620,000	3,945,846
Norwegian Government, 6.500%, 5/15/2013	NOK	50,000,000	8,563,958

			85,158,389

Wireless – 0.5%
ALLTEL Corp., 7.875%, 7/01/2032		705,000	889,165
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		60,000	57,000
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		165,000	159,844
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		510,000	473,025
Sprint Capital Corp., 6.875%, 11/15/2028		234,000	194,220
Sprint Nextel Corp., 6.000%, 12/01/2016		366,000	328,485

			2,101,739

Wirelines – 5.9%
AT&T Corp., 6.500%, 3/15/2029		1,310,000	1,403,700
AT&T, Inc., 6.150%, 9/15/2034		1,785,000	1,874,120
AT&T, Inc., 6.500%, 9/01/2037		25,000	27,729
BellSouth Telecommunications, Inc., 5.850%, 11/15/2045		2,000,000	1,937,780
CenturyLink, Inc., Series P, 7.600%, 9/15/2039		2,165,000	2,052,435
Deutsche Telekom International Finance BV, 6.000%, 7/08/2019		8,170,000	9,035,407
GTE Corp., 6.940%, 4/15/2028		205,000	225,528
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,170,000	2,531,737
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		500,000	470,000
Qwest Corp., 6.875%, 9/15/2033		1,595,000	1,463,412
Telecom Italia Capital SA, 6.000%, 9/30/2034		1,880,000	1,610,662
Verizon Communications, Inc., 5.850%, 9/15/2035		955,000	985,103
Verizon Maryland, Inc., 5.125%, 6/15/2033		290,000	256,488
Verizon New England, Inc., Series C, 4.750%, 10/01/2013		1,000,000	1,064,101
Verizon New York, Inc., Series B, 7.375%, 4/01/2032		915,000	1,034,691
Verizon Pennsylvania, Inc., 6.000%, 12/01/2028		695,000	687,782
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013		505,000	532,912

			27,193,587

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $391,952,258)			431,835,631

CONVERTIBLE BONDS – 1.5%
Automotive – 0.3%
Ford Motor Co., 4.250%, 11/15/2016		1,035,000	1,289,869

Oil Field Services – 0.0%
Transocean, Inc., Series C, 1.500%, 12/15/2037		240,000	198,600

REITs – 0.0%
ERP Operating LP, 3.850%, 8/15/2026		180,000	181,350

Technology – 1.2%
Intel Corp., 2.950%, 12/15/2035		90,000	85,500
Intel Corp., 3.250%, 8/01/2039, 144A		4,700,000	5,293,375

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Maxtor Corp., 5.750%, 3/01/2012(c)	$42,000	$41,160

		5,420,035

TOTAL CONVERTIBLE BONDS (Identified Cost $6,233,411)		7,089,854

MUNICIPALS – 0.7%
Michigan – 0.2%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c)	1,055,000	807,708

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	750,000	536,573

Virginia – 0.4%
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	2,815,000	1,899,984

TOTAL MUNICIPALS (Identified Cost $4,588,865)		3,244,265

TOTAL BONDS AND NOTES (Identified Cost $402,774,534)		442,169,750

	Shares
PREFERRED STOCKS – 1.4%
NON-CONVERTIBLE PREFERRED STOCKS – 1.0%
Banking – 0.0%
Ally Financial, Inc., Series G, 7.000%, 144A	161	125,142

Diversified Financial Services – 0.2%
Bank of America Corp., Series L, 7.250%	940	837,775

Electric Utilities – 0.1%
Connecticut Light & Power Co., 2.200%	263	10,138
MDU Resources Group, Inc., 5.100%	202	20,055
San Diego Gas & Electric Co., 4.500%	100	1,712
Union Electric Co., 4.500%	3,160	227,520

		259,425

Software – 0.7%
Falcons Funding Trust I (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(e)	3,000	3,105,938

Thrifts & Mortgage Finance – 0.0%
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(f)(g)	17,000	5,780

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $4,152,683)		4,334,060

CONVERTIBLE PREFERRED STOCKS – 0.4%
Capital Markets – 0.2%
Newell Financial Trust I, 5.250%	33,050	1,156,750

Diversified Financial Services – 0.2%
Sovereign Capital Trust IV, 4.375%	25,000	790,625

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $1,794,828)		$1,947,375

TOTAL PREFERRED STOCKS (Identified Cost $5,947,511)		6,281,435

COMMON STOCKS – 0.1%
Biotechnology – 0.1%
Vertex Pharmaceuticals, Inc.(g) (Identified Cost $302,522)	13,708	450,993

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 3.5%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $16,056,766 on 7/01/2010 collateralized by $14,850,000 Federal National Mortgage Association, 4.125% due 4/15/2014 valued at $16,379,550 including accrued interest(h) (Identified Cost $16,056,766)	$16,056,766	16,056,766

TOTAL INVESTMENTS – 100.2% (Identified Cost $425,081,333)(a)		464,958,944
Other assets less liabilities – (0.2)%		(736,471)

TOTAL NET ASSETS – 100.0%		$464,222,473

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $426,605,036 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$44,928,051
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,574,143)

Net unrealized appreciation	$38,353,908

At September 30, 2009 post-October capital loss deferrals were $1,345,945. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(c)	Illiquid security. At June 30, 2010, the value of these securities amounted to $7,831,812 or 1.7% of net assets.
(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(g)	Non-income producing security.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $67,227,745 or 14.5% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$18,653,164	$2,248,641	$20,901,805
Treasuries	—	85,107,369	51,020	85,158,389
All Other Non-Convertible Bonds*	—	325,775,437	—	325,775,437

Total Non-Convertible Bonds	—	429,535,970	2,299,661	431,835,631

Convertible Bonds*	—	7,089,854	—	7,089,854
Municipals*	—	3,244,265	—	3,244,265

Total Bonds and Notes	—	439,870,089	2,299,661	442,169,750

Preferred Stocks
Non-Convertible Preferred Stocks
Banking	—	125,142	—	125,142
Diversified Financial Services	—	837,775	—	837,775
Electric Utilities	229,232	30,193	—	259,425
Software	—	3,105,938	—	3,105,938
Thrifts & Mortgage Finance	—	5,780	—	5,780

Total Non-Convertible Preferred Stocks	229,232	4,104,828	—	4,334,060

Convertible Preferred Stocks
Capital Markets	—	1,156,750	—	1,156,750
Diversified Financial Services	—	790,625	—	790,625

Total Convertible Preferred Stocks	—	1,947,375	—	1,947,375

Total Preferred Stocks	229,232	6,052,203	—	6,281,435

Common Stocks*	450,993	—	—	450,993

Short-Term Investments	—	16,056,766	—	16,056,766

Total	$680,225	$461,979,058	$2,299,661	$464,958,944

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$106,635	$—	$(29,207)	$91,594	$(169,022)	$—	$—	$—
ABS Other	2,345,000	—	—	—	—	—	(2,345,000)	—
Airlines	1,697,038	—	—	23,641	2,225,000	—	(1,697,038)	2,248,641
Diversified Manufacturing	716,291	—	—	—	—	—	(716,291)	—
Non-Captive Consumer	656,624	403	42	32,642	(689,711)	—	—	—
Treasuries	—	2,159	—	(25,288)	74,149	—	—	51,020
Convertible Bonds
Technology	43,680	—	—	—	—	—	(43,680)	—

Total	$5,565,268	$2,562	$(29,165)	$122,589	$1,440,416	$—	$(4,802,009)	$2,299,661

Securities valued at $4,802,009 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

14

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Treasuries	18.3%
Banking	7.4
Commercial Mortgage-Backed Securities	5.9
Wirelines	5.9
Airlines	4.5
Technology	4.4
Electric	3.5
Sovereigns	3.4
Non-Captive Diversified	2.8
Property & Casualty Insurance	2.4
REITs	2.3
Pipelines	2.2
ABS Other	2.0
Other Investments, less than 2% each	31.7
Short-Term Investments	3.5

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

CURRENCY EXPOSURE AT JUNE 30, 2010 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	72.3%
Canadian Dollar	15.3
New Zealand Dollar	3.2
Norwegian Krone	2.7
Australian Dollar	2.3
Other, less than 2% each	4.4

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

15

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Securitized Asset Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 97.7% of Net Assets
ABS Car Loan – 6.6%
ARI Fleet Lease Trust, Series 2010-A, Class A, 1.800%, 8/15/2018, 144A(b)	$3,310,072	$3,309,983
Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A, 9.310%, 10/20/2013, 144A	2,800,000	3,114,821
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	2,895,000	2,999,514
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.380%, 5/15/2013(b)	568,408	564,569
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	800,000	837,243
CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.740%, 4/15/2014	1,500,000	1,513,493
Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	877,776	906,370
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 9/16/2013, 144A	1,475,000	1,473,118
Chrysler Financial Lease Trust, Series 2010-A, Class C, 4.490%, 9/16/2013, 144A	2,195,000	2,192,496
Daimler Chrysler Auto Trust, Series 2008-B, Class A4A, 5.320%, 11/10/2014	1,135,000	1,191,340
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	2,740,000	2,855,275
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,190,000	3,451,809
Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,300,000	2,332,062
Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	1,305,000	1,367,769
Navistar Financial Dealer Note Master Trust, Series 2010-1, Class A, 1.997%, 1/26/2015, 144A(b)	5,755,000	5,754,749
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.460%, 4/16/2012	838,830	852,934
Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 1.500%, 1/15/2015, 144A(b)	8,490,000	8,510,933

		43,228,478

ABS Credit Card – 5.3%
Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.570%, 3/15/2017(b)	1,895,000	1,877,937
Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 0.390%, 7/15/2020(b)	2,670,000	2,561,904
Chase Issuance Trust, Series 2007-B1, Class B1, 0.600%, 4/15/2019(b)	2,300,000	2,203,162
Chase Issuance Trust, Series 2007-C1, Class C1, 0.810%, 4/15/2019(b)	1,750,000	1,602,093
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2, 0.817%, 3/24/2017(b)	1,150,000	1,058,545
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 9/20/2019	4,215,000	4,867,085
Discover Card Master Trust, Series 2007-A1, Class A1, 5.650%, 3/16/2020	3,305,000	3,801,701
GE Capital Credit Card Master Note Trust, Series 2007-2, Class B, 0.530%, 3/15/2015(b)	1,335,000	1,281,982

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
ABS Credit Card – continued
GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	$2,815,000	$2,897,760
GE Credit Capital Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	4,975,000	5,211,969
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.610%, 8/16/2021(b)	2,070,000	1,995,204
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2, 1.250%, 11/15/2016(b)	3,130,000	2,962,760
World Financial Network Credit Card Master Trust, Series 2006-A, Class A, 0.480%, 2/15/2017, 144A(b)	1,520,000	1,454,249
World Financial Network Credit Card Master Trust, Series 2008-A, Class M, 5.350%, 6/15/2014(b)	706,000	709,439

		34,485,790

ABS Home Equity – 0.9%
Bear Stearns Asset Backed Securities Trust, Series 2006-HE3, Class A3, 0.627%, 4/25/2036(b)	2,228,800	1,145,115
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	750,148	658,905
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A1, 0.457%, 6/25/2021(b)	951,160	770,132
Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	1,797,918	367,494
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.587%, 12/25/2035(b)	1,320,188	1,067,214
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.497%, 7/25/2036(b)	2,391,264	1,748,654

		5,757,514

ABS Other – 2.1%
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	2,301,102	2,379,290
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	1,493,160	1,512,453
Premium Yield Facility, Series 2010-A, 6.080%, 2/20/2026, 144A	5,000,000	5,000,000
Sierra Receivables Funding Co., Series 2007-1A, Class A2, 0.497%, 3/20/2019, 144A(b)	1,921,370	1,790,030
Sierra Receivables Funding Co., Series 2009-1A, Class A1, 9.790%, 12/22/2025, 144A	215,134	220,742
Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	900,399	910,973
Sierra Receivables Funding Co., Series 2010-1A, Class A1, 4.480%, 7/20/2026, 144A	2,031,305	2,051,644

		13,865,132

Collateralized Mortgage Obligations – 4.3%
Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	1,123,637	680,652
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.966%, 7/25/2021(b)	812,608	647,571
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035(c)	2,797,000	3,087,003
Federal National Mortgage Association, Series 2003-26, Class OI, 5.500%, 11/25/2032(c)(d)	12,180,321	979,014

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Collateralized Mortgage Obligations – continued
Federal National Mortgage Association, Series 2004-2, Class QK, 4.000%, 9/25/2017(c)	$10,000,000	$10,441,354
First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 6.200%, 6/25/2036(b)	4,769,759	2,439,536
Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	110,431	94,709
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	484,727	378,940
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	2,104,745	1,814,970
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 6.359%, 11/25/2036(b)	9,441,146	7,539,308

		28,103,057

Commercial Mortgage-Backed Securities – 28.9%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047	120,000	121,049
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.178%, 9/10/2047(b)	189,000	202,366
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.738%, 5/10/2045(b)	350,000	370,694
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	460,000	469,493
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	5,375,000	5,554,412
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	6,017,000	6,088,225
Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	415,561	427,602
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.480%, 2/15/2035	153,117	156,391
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A2, 4.556%, 2/13/2042	119,933	120,534
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,725,000	2,669,867
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	1,200,000	1,221,136
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	7,500,000	7,643,811
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/2048	5,000,000	5,121,009
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	7,500,000	7,284,401
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)	250,000	265,809
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.825%, 6/15/2038(b)	4,860,000	5,139,168
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,250,000	5,012,642
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.722%, 6/15/2039(b)	2,342,000	2,232,229
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.830%, 9/15/2039(b)	5,000,000	4,750,631

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	$7,000,000	$6,646,476
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.215%, 2/15/2041(b)	1,508,000	1,513,647
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	7,510,000	7,386,720
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	8,745,000	8,760,968
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	125,000	131,853
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.475%, 7/10/2039	745,253	744,906
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	4,515,000	4,671,067
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	450,725	457,708
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	6,730,000	6,924,598
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	7,500,000	7,610,154
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.808%, 8/10/2045(b)	12,500,000	12,289,634
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.260%, 3/15/2033	141,639	143,563
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.195%, 12/15/2044(b)	3,420,000	3,637,846
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	7,500,000	7,782,445
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,200,000	3,195,900
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	7,585,000	7,412,560
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	275,000	281,334
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039	2,440,000	2,522,596
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	7,500,000	7,738,898
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.610%, 5/12/2039(b)	1,000,000	1,051,735
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.416%, 2/12/2039(b)	1,000,000	1,063,244
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)	250,000	265,973
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046	1,000,000	1,028,133
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	2,525,000	2,415,851
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	5,280,000	5,485,466
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.206%, 11/14/2042(b)	5,965,000	6,363,374

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	$5,000,000	$5,193,099
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.741%, 8/12/2041(b)	555,000	568,051
Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	5,275,000	5,088,261
Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.880%, 6/11/2049(b)	7,381,000	7,496,130
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041	24,197	24,660
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	7,600,000	7,924,804

		188,673,123

Hybrid ARMs – 2.3%
Countrywide Home Loans, Series 2004-HYB5, Class 6A2, 3.540%, 4/20/2035(b)	541,420	178,724
FHLMC, 2.798%, 1/01/2035(b)(c)	269,800	280,026
FHLMC, 5.935%, 2/01/2037(b)(c)	3,802,406	4,052,430
FHLMC, 5.971%, 11/01/2036(b)(c)	3,628,401	3,867,748
FNMA, 5.702%, 9/01/2036(b)(c)	2,068,960	2,197,446
FNMA, 5.947%, 2/01/2037(b)(c)	2,641,744	2,829,585
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.593%, 7/25/2035(b)	896,074	785,822
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.939%, 10/25/2035(b)	581,479	532,029

		14,723,810

Mortgage Related – 47.3%
FHLMC, 5.000%, with various maturities from 2022 to 2040(c)(e)	26,731,121	28,461,727
FHLMC, 5.500%, with various maturities from 2035 to 2040(c)(e)	38,863,318	41,754,819
FHLMC, 6.000%, with various maturities from 2036 to 2037(c)(e)	17,310,972	18,825,789
FHLMC, 6.500%, 1/01/2038(c)	93,413	102,570
FHLMC (TBA), 5.000%, 6/01/2036(f)	33,000,000	34,902,648
FHLMC (TBA), 6.000%, 11/01/2035(f)	20,000,000	21,706,240
FNMA, 4.500%, 10/01/2035(c)	593,199	620,282
FNMA, 5.500%, with various maturities from 2034 to 2036(c)(e)	13,200,288	14,207,999
FNMA, 6.000%, with various maturities from 2034 to 2037(c)(e)	8,734,396	9,506,441
FNMA, 6.500%, with various maturities from 2036 to 2038(e)	11,056,550	12,130,298
FNMA, 7.000%, 12/01/2037(c)	26,601	29,585
FNMA (TBA), 6.000%, 10/01/2035(f)	1,295,000	1,404,468
GNMA, 4.500%, with various maturities from 2039 to 2040(c)(e)	82,732,645	86,370,294
GNMA, 5.500%, with various maturities from 2033 to 2036(c)(e)	1,409,722	1,529,278
GNMA, 6.000%, 6/15/2036(c)	111,367	121,818
GNMA, 6.500%, 9/15/2036(c)	389,099	428,265

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
GNMA (TBA), 5.500%, 6/01/2036(f)	$34,000,000	$36,730,608

		308,833,129

TOTAL BONDS AND NOTES (Identified Cost $621,187,297)		637,670,033

SHORT-TERM INVESTMENTS – 16.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $106,202,926 on 7/01/2010 collateralized by $95,655,000 Federal Home Loan Mortgage Corp., 4.750% due 11/17/2015 valued at $108,329,288 including accrued interest(g) (Identified Cost $106,202,926)	106,202,926	106,202,926

TOTAL INVESTMENTS – 114.0% (Identified Cost $727,390,223)(a)		743,872,959
Other assets less liabilities – (14.0)%		(91,420,920)

NET ASSETS – 100.0%		$652,452,039

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2010, the net unrealized appreciation on investments based on a cost of $727,390,223 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$25,424,490
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,941,754)

Net unrealized appreciation	$16,482,736

At September 30, 2009 post-October capital loss deferrals were $2,470,121. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

(c)	All or a portion of this security has been segregated to cover requirements on TBA obligations.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Delayed Delivery. Purchases of delayed delivery instruments may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. The price of the underlying instruments and the date when they will be paid for are fixed at the time the transaction is negotiated. If the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents will be maintained in an amount at least equal to the commitment with the custodian and/or broker. Losses may arise due to changes in the market value of the underlying instruments or if the counterparty does not perform under the contract.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $52,738,981 or 8.1% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Car Loan	$—	$40,896,416	$2,332,062	$43,228,478
ABS Credit Card	—	34,485,790	—	34,485,790
ABS Home Equity	—	5,390,020	367,494	5,757,514
ABS Other	—	8,865,132	5,000,000	13,865,132
Collateralized Mortgage Obligations	—	28,103,057	—	28,103,057
Commercial Mortgage-Backed Securities	—	188,673,123	—	188,673,123
Hybrid ARMs	—	14,723,810	—	14,723,810
Mortgage Related	—	308,833,129	—	308,833,129

Total Bonds and Notes	—	629,970,477	7,699,556	637,670,033

Short-Term Investments	—	106,202,926	—	106,202,926

Total	$—	$736,173,403	$7,699,556	$743,872,959

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$32,272	$2,299,790	$—	$—	$2,332,062
ABS Home Equity	2,352,830	—	(69,088)	2,481,155	(2,482,156)	—	(1,915,247)	367,494
ABS Other	1,570,000	—	86	10,488	4,330,399	—	(910,973)	5,000,000
Collateralized Mortgage Obligations	1	—	(6,746)	6,745	—	—	—	—
Hybrid ARMs	136,111	—	91	95,473	(52,951)	—	(178,724)	—

Total	$4,058,942	$—	$(75,657)	$2,626,133	$4,095,082	$—	$(3,004,944)	$7,699,556

Open Transfers between Levels

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Mortgage Related	47.3%
Commercial Mortgage-Backed Securities	28.9
ABS Car Loan	6.6
ABS Credit Card	5.3
Collateralized Mortgage Obligations	4.3
Hybrid ARMs	2.3
ABS Other	2.1
ABS Home Equity	0.9
Short-Term Investments	16.3

Total Investments	114.0
Other assets less liabilities	(14.0)

Net Assets	100.0%

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Value Fund

	Shares	Value (†)
COMMON STOCKS – 99.3% of Net Assets
Air Freight & Logistics – 1.2%
Atlas Air Worldwide Holdings, Inc.(b)	215,956	$10,257,910

Auto Components – 1.6%
Dana Holding Corp.(b)	397,260	3,972,600
Goodyear Tire & Rubber Co. (The)(b)	404,746	4,023,175
Tenneco, Inc.(b)	284,295	5,987,253

		13,983,028

Building Products – 1.0%
American Woodmark Corp.	4,130	70,623
Armstrong World Industries, Inc.(b)	142,250	4,293,105
Griffon Corp.(b)	348,440	3,853,746

		8,217,474

Capital Markets – 3.1%
Ares Capital Corp.	555,653	6,962,332
Fifth Street Finance Corp.	698,225	7,701,422
JMP Group, Inc.	161,713	1,001,003
Stifel Financial Corp.(b)	162,890	7,067,797
SWS Group, Inc.	432,968	4,113,196

		26,845,750

Chemicals – 3.6%
Calgon Carbon Corp.(b)	270,934	3,587,166
Ferro Corp.(b)	613,965	4,524,922
Koppers Holdings, Inc.	200,009	4,496,202
Minerals Technologies, Inc.	80,553	3,829,490
Olin Corp.	244,931	4,430,802
WR Grace & Co.(b)	263,186	5,537,433
Zep, Inc.	233,915	4,079,478

		30,485,493

Commercial Banks – 7.3%
Cathay General Bancorp	380,041	3,925,824
First Financial Bancorp	482,716	7,216,604
First Horizon National Corp.(b)	543,162	6,219,210
First Midwest Bancorp, Inc.	417,314	5,074,538
Hancock Holding Co.	166,074	5,540,229
IBERIABANK Corp.	161,834	8,331,214
Popular, Inc.(b)	2,273,275	6,092,377
Prosperity Bancshares, Inc.	203,423	7,068,949
Signature Bank(b)	228,219	8,674,604
Sterling Bancshares, Inc.	941,772	4,435,746

		62,579,295

Commercial Services & Supplies – 3.7%
McGrath Rentcorp	147,833	3,367,636
Rollins, Inc.	579,499	11,989,834
Standard Parking Corp.(b)	444,373	7,034,425
Team, Inc.(b)	174,849	2,281,779

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Commercial Services & Supplies – continued
Waste Connections, Inc.(b)	191,730	$6,689,460

		31,363,134

Communications Equipment – 0.8%
ADTRAN, Inc.	255,829	6,976,457

Computers & Peripherals – 0.2%
Intevac, Inc.(b)	197,385	2,106,098

Construction & Engineering – 0.4%
MYR Group, Inc.(b)	220,663	3,682,865

Consumer Finance – 1.4%
Cash America International, Inc.	134,704	4,616,306
Dollar Financial Corp.(b)	352,286	6,971,740

		11,588,046

Distributors – 0.4%
Core-Mark Holding Co., Inc.(b)	134,464	3,684,314

Diversified Financial Services – 1.1%
MarketAxess Holdings, Inc.	223,966	3,088,491
PHH Corp.(b)	311,941	5,939,357

		9,027,848

Electric Utilities – 2.5%
ALLETE, Inc.	203,571	6,970,271
ITC Holdings Corp.	147,590	7,808,987
UIL Holdings Corp.	257,628	6,448,429

		21,227,687

Electrical Equipment – 3.9%
Baldor Electric Co.	260,504	9,398,984
Encore Wire Corp.	163,553	2,975,029
General Cable Corp.(b)	106,700	2,843,555
GrafTech International Ltd.(b)	386,256	5,647,063
II-VI, Inc.(b)	282,201	8,361,616
Thomas & Betts Corp.(b)	123,425	4,282,847

		33,509,094

Electronic Equipment Instruments & Components – 2.4%
Littelfuse, Inc.(b)	110,586	3,495,624
Methode Electronics, Inc.	471,204	4,589,527
ScanSource, Inc.(b)	251,142	6,260,970
TTM Technologies, Inc.(b)	602,884	5,727,398

		20,073,519

Energy Equipment & Services – 2.2%
Dresser-Rand Group, Inc.(b)	238,477	7,523,949
Lufkin Industries, Inc.	157,568	6,143,576

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Energy Equipment & Services – continued
Oceaneering International, Inc.(b)	113,042	$5,075,586

		18,743,111

Food & Staples Retailing – 0.9%
BJ’s Wholesale Club, Inc.(b)	94,879	3,511,472
Spartan Stores, Inc.	282,047	3,869,685

		7,381,157

Food Products – 2.2%
Corn Products International, Inc.	80,256	2,431,757
Darling International, Inc.(b)	725,343	5,447,326
Fresh Del Monte Produce, Inc.(b)	186,239	3,769,477
J & J Snack Foods Corp.	168,066	7,075,579

		18,724,139

Gas Utilities – 1.8%
UGI Corp.	604,457	15,377,386

Health Care Equipment & Supplies – 2.6%
Haemonetics Corp.(b)	126,173	6,752,779
Medical Action Industries, Inc.(b)	262,583	3,148,370
Teleflex, Inc.	135,254	7,341,587
West Pharmaceutical Services, Inc.	124,562	4,545,268

		21,788,004

Health Care Providers & Services – 1.8%
Almost Family, Inc.(b)	107,462	3,753,647
CorVel Corp.(b)	44,049	1,488,416
MEDNAX, Inc.(b)	103,792	5,771,873
WellCare Health Plans, Inc.(b)	184,505	4,380,149

		15,394,085

Hotels, Restaurants & Leisure – 2.1%
Bob Evans Farms, Inc.	181,897	4,478,304
California Pizza Kitchen, Inc.(b)	149,648	2,267,167
Isle of Capri Casinos, Inc.(b)	430,695	3,988,236
Wyndham Worldwide Corp.	349,425	7,037,420

		17,771,127

Household Durables – 1.4%
Jarden Corp.	197,326	5,302,149
Leggett & Platt, Inc.	349,731	7,015,604

		12,317,753

Industrial Conglomerates – 0.6%
Raven Industries, Inc.	148,929	5,020,397

Insurance – 5.5%
Aspen Insurance Holdings Ltd.	256,449	6,344,548

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Insurance – continued
Employers Holdings, Inc.	271,528	$3,999,607
Hanover Insurance Group, Inc. (The)	134,037	5,830,610
HCC Insurance Holdings, Inc.	299,373	7,412,476
Old Republic International Corp.	496,165	6,018,481
ProAssurance Corp.(b)	123,616	7,016,444
Reinsurance Group of America, Inc.	114,083	5,214,734
RLI Corp.	97,569	5,123,348

		46,960,248

Internet & Catalog Retail – 0.5%
HSN, Inc.(b)	162,622	3,902,928

Internet Software & Services – 0.8%
AOL, Inc.(b)	108,547	2,256,692
IAC/InterActiveCorp(b)	193,225	4,245,153

		6,501,845

IT Services – 3.7%
Alliance Data Systems Corp.(b)	104,455	6,217,162
Broadridge Financial Solutions, Inc.	355,706	6,776,199
iGATE Corp.	376,464	4,826,268
Lender Processing Services, Inc.	190,332	5,959,295
Wright Express Corp.(b)	257,415	7,645,226

		31,424,150

Life Sciences Tools & Services – 1.0%
Mettler-Toledo International, Inc.(b)	33,122	3,697,409
Pharmaceutical Product Development, Inc.	200,248	5,088,302

		8,785,711

Machinery – 5.9%
Actuant Corp., Class A	334,348	6,295,773
Albany International Corp., Class A	486,785	7,881,049
Altra Holdings, Inc.(b)	467,709	6,089,571
Commercial Vehicle Group, Inc.(b)	241,135	2,461,988
Federal Signal Corp.	451,810	2,728,932
Harsco Corp.	131,887	3,099,345
John Bean Technologies Corp.	370,402	5,648,631
Middleby Corp. (The)(b)	42,038	2,236,001
RBC Bearings, Inc.(b)	146,570	4,249,064
Wabash National Corp.(b)	636,420	4,524,946
Wabtec Corp.	117,284	4,678,459

		49,893,759

Marine – 0.7%
Kirby Corp.(b)	156,357	5,980,655

Media – 4.3%
Alloy, Inc.(b)	244,628	2,294,611

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Media – continued
Arbitron, Inc.	163,892	$4,200,552
John Wiley & Sons, Inc., Class A	211,322	8,171,822
Liberty Media-Starz, Series A(b)	176,394	9,144,265
Live Nation Entertainment, Inc.(b)	386,428	4,038,173
Madison Square Garden, Inc., Class A(b)	243,733	4,794,228
Scholastic Corp.	183,346	4,422,305

		37,065,956

Metals & Mining – 1.5%
Haynes International, Inc.	107,699	3,320,360
Horsehead Holding Corp.(b)	508,775	3,846,339
Reliance Steel & Aluminum Co.	166,083	6,003,901

		13,170,600

Multiline Retail – 0.5%
Fred’s, Inc., Class A	371,738	4,111,422

Oil, Gas & Consumable Fuels – 3.2%
Berry Petroleum Co., Class A	208,851	5,371,648
Cloud Peak Energy, Inc.(b)	306,483	4,063,965
Comstock Resources, Inc.(b)	248,742	6,895,128
Penn Virginia Corp.	341,640	6,870,380
Rosetta Resources, Inc.(b)	191,195	3,787,573

		26,988,694

Paper & Forest Products – 0.5%
Deltic Timber Corp.	94,118	3,934,132

Pharmaceuticals – 1.1%
Obagi Medical Products, Inc.(b)	371,504	4,391,177
Perrigo Co.	84,951	5,018,056

		9,409,233

Professional Services – 0.7%
Diamond Management & Technology Consultants, Inc.	407,618	4,202,542
Navigant Consulting, Inc.(b)	159,540	1,656,025

		5,858,567

Real Estate Management & Development – 0.5%
Forestar Group, Inc.(b)	251,839	4,523,028

REITs – 7.7%
American Campus Communities, Inc.	332,085	9,062,600
BioMed Realty Trust, Inc.	381,261	6,134,489
Capstead Mortgage Corp.	175,505	1,941,085
Chimera Investment Corp.	1,780,247	6,426,692
Digital Realty Trust, Inc.	108,656	6,267,278
DuPont Fabros Technology, Inc.	268,619	6,597,283
National Retail Properties, Inc.	268,632	5,759,470

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
REITs – continued
Potlatch Corp.	235,691	$8,421,239
Sovran Self Storage, Inc.	101,476	3,493,819
U-Store-It Trust	570,963	4,259,384
UDR, Inc.	357,042	6,830,213

		65,193,552

Road & Rail – 1.3%
Genesee & Wyoming, Inc., Class A(b)	165,880	6,188,983
Old Dominion Freight Line, Inc.(b)	63,131	2,218,423
Vitran Corp., Inc.(b)	202,307	2,676,522

		11,083,928

Semiconductors & Semiconductor Equipment – 3.0%
Applied Micro Circuits Corp.(b)	200,150	2,097,572
Cohu, Inc.	251,428	3,049,822
Diodes, Inc.(b)	194,521	3,087,048
ON Semiconductor Corp.(b)	988,002	6,303,453
Teradyne, Inc.(b)	665,150	6,485,212
TriQuint Semiconductor, Inc.(b)	681,644	4,164,845

		25,187,952

Software – 2.0%
Progress Software Corp.(b)	187,010	5,615,910
Radiant Systems, Inc.(b)	248,550	3,594,033
Sybase, Inc.(b)	115,212	7,449,608

		16,659,551

Specialty Retail – 2.0%
Genesco, Inc.(b)	194,583	5,119,479
Jo-Ann Stores, Inc.(b)	139,041	5,215,428
Sally Beauty Holdings, Inc.(b)	864,336	7,087,555

		17,422,462

Textiles, Apparel & Luxury Goods – 1.0%
Fossil, Inc.(b)	193,174	6,703,138
Movado Group, Inc.(b)	208,947	2,231,554

		8,934,692

Thrifts & Mortgage Finance – 1.2%
MGIC Investment Corp.(b)	466,072	3,211,236
Washington Federal, Inc.	412,680	6,677,162

		9,888,398

Water Utilities – 0.5%
Middlesex Water Co.	272,189	4,314,196

TOTAL COMMON STOCKS (Identified Cost $797,114,308)		845,320,830

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Principal Amount	Value (†)
SHORT-TERM INVESTMENTS – 1.7%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $14,826,171 on 7/01/2010 collateralized by $13,355,000 Federal Home Loan Mortgage Corp., 4.750% due 11/17/2015 valued at $15,124,538 including accrued interest(c) (Identified Cost $14,826,171)	$14,826,171	$14,826,171

TOTAL INVESTMENTS – 101.0% (Identified Cost $811,940,479)(a)		860,147,001
Other assets less liabilities – (1.0)%		(8,564,337)

NET ASSETS – 100.0%		$851,582,664

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $811,792,082 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$97,926,357
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(49,571,438)

Net unrealized appreciation	$48,354,919

At September 30, 2009, the Fund had a capital loss carryforward of $88,137,321 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $110,445,559. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$845,320,830	$—	$—	$845,320,830
Short-Term Investments	—	14,826,171	—	14,826,171

Total	$845,320,830	$14,826,171	$—	$860,147,001

*	Major categories of the Fund’s investments are included above.

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

REITs	7.7%
Commercial Banks	7.3
Machinery	5.9
Insurance	5.5
Media	4.3
Electrical Equipment	3.9
IT Services	3.7
Commercial Services & Supplies	3.7
Chemicals	3.6
Oil, Gas & Consumable Fuels	3.2
Capital Markets	3.1
Semiconductors & Semiconductor Equipment	3.0
Health Care Equipment & Supplies	2.6
Electric Utilities	2.5
Electronic Equipment Instruments & Components	2.4
Energy Equipment & Services	2.2
Food Products	2.2
Hotels, Restaurants & Leisure	2.1
Specialty Retail	2.0
Software	2.0
Other Investments, less than 2% each	26.4
Short-Term Investments	1.7

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

8

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer

Date:	August 23, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	August 23, 2010